Catholic Responsible Investments	Ultra Short Bond Fund January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT AGENCY OBLIGATIONS — 38.7%

	Face Amount	Value
FFCB
4.345%, U.S. SOFR + 0.035%, 07/12/23(A)	$600,000	$600,089
FHLB DN
4.825%, 07/21/23(B)	2,250,000	2,199,713
FHLB DN
4.719%, 06/06/23(B)	1,400,000	1,377,102
FHLB DN
4.699%, 04/28/23(B)	1,500,000	1,483,335
FHLB DN
4.689%, 04/26/23(B)	1,300,000	1,285,891
FHLB DN
4.676%, 04/10/23(B)	2,175,000	2,155,870
FHLB DN
4.669%, 04/21/23(B)	1,100,000	1,088,563
FHLB DN
4.654%, 04/19/23(B)	2,200,000	2,178,102
FHLB DN
4.511%, 03/24/23(B)	3,000,000	2,980,612
FHLB DN
4.484%, 03/22/23(B)	1,975,000	1,962,735
FHLB DN
4.478%, 03/08/23(B)	1,386,000	1,379,847
FHLB DN
4.447%, 03/17/23(B)	3,000,000	2,983,266
FHLB DN
4.427%, 03/03/23(B)	2,825,000	2,814,018
FHLB DN
4.404%, 02/24/23(B)	2,000,000	1,994,152
FHLB
4.375%, 04/27/23	850,000	849,750
FHLB DN
0.000%, 05/03/23(B)	750,000	741,184

Total U.S. Government Agency Obligations (Cost $28,078,150)		28,074,229

ASSET-BACKED SECURITIES — 19.6%

	Face Amount	Value
Automotive — 16.7%
Ally Auto Receivables Trust,
Ser 2022-3, Cl A2
5.290%, 06/16/25	$95,000	$95,143
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl A
2.660%, 02/13/26 (C)	80,339	79,820

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2022-3, Cl A
4.120%, 02/13/26 (C)	$29,089	$28,894
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/26 (C)	235,000	234,990
AmeriCredit Automobile Receivables Trust, Ser 2018-2, Cl D
4.010%, 07/18/24	501,128	500,021
AmeriCredit Automobile Receivables Trust, Ser 2019-2, Cl C
2.740%, 04/18/25	245,467	243,124
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A3
0.530%, 06/18/25	81,613	80,576
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl A3
0.370%, 08/18/25	145,323	142,748
AmeriCredit Automobile Receivables Trust, Ser 2021-3, Cl A2
0.410%, 02/18/25	48,232	47,951
AmeriCredit Automobile Receivables Trust, Ser 2022-1, Cl A2
2.050%, 01/20/26	369,064	365,002
AmeriCredit Automobile Receivables Trust, Ser 2022-2, Cl A2A
4.200%, 12/18/25	81,060	80,502
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/30 (C)	163,299	160,852
BMW Vehicle Lease Trust, Ser 2021-1, Cl A4
0.370%, 07/25/24	325,000	318,445
BMW Vehicle Owner Trust, Ser 2022-A, Cl A2B
4.830%, SOFR30A + 0.520%, 12/26/24 (A)	51,003	51,010
CarMax Auto Owner Trust, Ser 2022-2, Cl A2B
4.879%, SOFR30A + 0.600%, 05/15/25 (A)	41,453	41,464
CarMax Auto Owner Trust, Ser 2023-1, Cl A1
4.964%, 02/15/24	165,000	165,000

Catholic Responsible Investments	Ultra Short Bond Fund January 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Carvana Auto Receivables Trust, Ser 2019-4A, Cl C
2.720%, 01/15/25 (C)	$7,832	$7,821
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1
0.320%, 03/10/28	7,232	7,131
Chase Auto Owner Trust, Ser 2022-AA, Cl A1
2.983%, 08/25/23 (C)	21,129	21,096
Chesapeake Funding II, Ser 2020-1A, Cl A1
0.870%, 08/15/32 (C)	479,319	475,068
CPS Auto Receivables Trust, Ser 2019-D, Cl D
2.720%, 09/15/25 (C)	197,221	195,392
CPS Auto Receivables Trust, Ser 2022-C, Cl A
4.180%, 04/15/30 (C)	73,195	72,634
CPS Auto Receivables Trust, Ser 2023-A, Cl A
5.540%, 03/16/26 (C)	230,000	229,992
Donlen Fleet Lease Funding 2, Ser 2021-2, Cl A1
4.732%, ICE LIBOR USD 1 Month + 0.330%, 12/11/34 (A)(C)	120,061	119,700
Drive Auto Receivables Trust, Ser 2020-1, Cl C
2.360%, 03/16/26	25,451	25,425
Drive Auto Receivables Trust, Ser 2020-2, Cl C
2.280%, 08/17/26	78,039	77,386
Drive Auto Receivables Trust, Ser 2021-1, Cl C
1.020%, 06/15/27	158,782	155,601
DT Auto Owner Trust, Ser 2020-3A, Cl B
0.910%, 12/16/24 (C)	13,262	13,237
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/25 (C)	123,986	123,265
DT Auto Owner Trust, Ser 2021-2A, Cl A
0.410%, 03/17/25 (C)	5,204	5,194
DT Auto Owner Trust, Ser 2021-3A, Cl A
0.330%, 04/15/25 (C)	78,807	78,255
Enterprise Fleet Financing, Ser 2019-3, Cl A3
2.190%, 05/20/25 (C)	375,000	373,749
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl C
3.280%, 05/15/25 (C)	45,620	45,445

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl B
0.690%, 01/15/26	$80,500	$79,369
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl A2
3.450%, 08/15/24	46,071	45,985
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl A2
3.990%, 08/15/24	44,739	44,669
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl A2
5.290%, 01/15/25	175,000	174,863
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl A1
4.457%, 12/15/23	57,212	57,204
First Investors Auto Owner Trust, Ser 2021-1A, Cl A
0.450%, 03/16/26 (C)	65,808	65,170
Flagship Credit Auto Trust, Ser 2020-3, Cl B
1.410%, 09/15/26 (C)	220,270	217,822
Flagship Credit Auto Trust, Ser 2021-1, Cl A
0.310%, 06/16/25 (C)	40,253	40,090
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/26 (C)	140,412	138,483
Flagship Credit Auto Trust, Ser 2023-1, Cl A1
4.922%, 02/15/24 (C)	270,000	—
Ford Credit Auto Lease Trust, Ser 2021-A, Cl B
0.470%, 05/15/24	350,000	344,894
Ford Credit Auto Lease Trust, Ser 2021-B, Cl A3
0.370%, 10/15/24	491,000	481,283
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A2B
4.879%, SOFR30A + 0.600%, 10/15/24 (A)	30,193	30,217
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A1
4.959%, 02/15/24	155,000	155,025
Ford Credit Auto Owner Trust, Ser 2022-C, Cl A1
3.633%, 10/15/23	55,817	55,771
Ford Credit Auto Owner Trust, Ser 2022-D, Cl A1
4.594%, 12/15/23	199,613	199,581
Foursight Capital Automobile Receivables Trust, Ser 2022-2, Cl A1
3.312%, 08/15/23 (C)	10,025	10,018

Catholic Responsible Investments	Ultra Short Bond Fund January 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A1
4.974%, 02/15/24 (C)	$228,000	$—
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl B
0.770%, 09/15/25 (C)	150,217	149,166
GLS Auto Receivables Issuer Trust, Ser 2021-3A, Cl A
0.420%, 01/15/25 (C)	120,072	119,580
GM Financial Automobile Leasing Trust, Ser 2021-1, Cl A3
0.260%, 02/20/24	73,289	72,792
GM Financial Automobile Leasing Trust, Ser 2021-2, Cl A4
0.410%, 05/20/25	200,000	193,990
GM Financial Automobile Leasing Trust, Ser 2021-3, Cl A3
0.390%, 10/21/24	300,000	292,602
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A1
4.890%, 01/16/24	483,000	483,000
Honda Auto Receivables Owner Trust, Ser 2020-1, Cl A3
1.610%, 04/22/24	82,038	81,370
Hyundai Auto Lease Securitization Trust, Ser 2022-B, Cl A2B
4.899%, SOFR30A + 0.620%, 10/15/24 (A)(C)	80,911	80,915
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A2A
5.200%, 04/15/25 (C)	100,000	99,991
Mercedes-Benz Auto Lease Trust, Ser 2021-B, Cl A3
0.400%, 11/15/24	260,000	253,476
Nissan Auto Receivables Owner Trust, Ser 2020-A, Cl A3
1.380%, 12/16/24	230,880	228,075
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/25	54,495	54,353
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl C
0.750%, 02/17/26	198,499	195,571
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A2
4.050%, 07/15/25	120,455	120,126

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A2
3.980%, 01/15/25	$83,571	$83,256
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/26	225,000	222,515
Santander Drive Auto Receivables Trust, Ser 2022-6, Cl A2
4.370%, 05/15/25	85,000	84,694
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl A2
5.360%, 05/15/26	355,000	355,009
Toyota Lease Owner Trust, Ser 2021-B, Cl A3
0.420%, 10/21/24 (C)	300,000	292,494
United Auto Credit Securitization Trust, Ser 2022-1, Cl A
1.110%, 07/10/24 (C)	12,053	12,021
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/25 (C)	96,847	96,450
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/25 (C)	176,000	176,034
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl D
2.720%, 11/15/24 (C)	180,597	179,325
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl A2A
0.390%, 10/15/24 (C)	3,938	3,931
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/25 (C)	130,912	129,720
Westlake Automobile Receivables Trust, Ser 2021-3A, Cl A2
0.570%, 09/16/24 (C)	184,688	183,560
Westlake Automobile Receivables Trust, Ser 2022-3A, Cl A1
4.005%, 10/16/23 (C)	152,001	151,816
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A1
5.046%, 01/16/24 (C)	416,000	416,101

Catholic Responsible Investments	Ultra Short Bond Fund January 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
World Omni Auto Receivables Trust, Ser 2019-A, Cl A4
3.220%, 06/16/25	$118,967	$118,875
World Omni Auto Receivables Trust, Ser 2022-B, Cl A2B
4.849%, SOFR30A + 0.570%, 10/15/25 (A)	55,271	55,262
World Omni Automobile Lease Securitization Trust, Ser 2020-B, Cl A4
0.520%, 02/17/26	147,000	145,420
World Omni Select Auto Trust, Ser 2020-A, Cl A3
0.550%, 07/15/25	182,017	180,660

		12,114,527

Other Asset-Backed Securities — 2.9%
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/35 (C)	87,505	86,890
CNH Equipment Trust, Ser 2019-B, Cl A4
2.640%, 05/15/26	150,000	149,559
Dell Equipment Finance Trust, Ser 2021-2, Cl A3
0.530%, 12/22/26 (C)	375,000	361,746
Dell Equipment Finance Trust, Ser 2022-2, Cl A1
3.062%, 07/24/23 (C)	51,330	51,266
DLL, Ser 2019-DA1, Cl A4
2.920%, 04/20/27 (C)	54,510	54,355
DLLAD, Ser 2021-1A, Cl A2
0.350%, 09/20/24 (C)	82,976	81,872
DLLAD, Ser 2023-1A, Cl A1
5.014%, 02/20/24 (C)	234,667	234,667
GreatAmerica Leasing Receivables Funding Series, Ser 2022-1, Cl A1
4.335%, 10/16/23 (C)	89,638	89,498
Hpefs Equipment Trust, Ser 2020-1A, Cl D
2.260%, 02/20/30 (C)	350,000	348,383
Hpefs Equipment Trust, Ser 2022-2A, Cl A1
1.905%, 05/22/23 (C)	9,706	9,690
Hpefs Equipment Trust, Ser 2022-3A, Cl A1
4.331%, 10/20/23 (C)	143,341	143,160
Kubota Credit Owner Trust, Ser 2022-2A, Cl A1
3.052%, 07/17/23 (C)	35,293	35,242
Marlin Receivables, Ser 2022-1A, Cl A1
3.372%, 07/20/23 (C)	56,371	56,208

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
MMAF Equipment Finance, Ser 2022-B, Cl A1
4.924%, 12/01/23 (C)	$152,343	$152,275
SCF Equipment Leasing, Ser 2022-2A, Cl A1
4.556%, 11/20/23 (C)	75,951	75,924
Verizon Owner Trust, Ser 2020-A, Cl B
1.980%, 07/22/24	190,000	188,612

		2,119,347

Total Asset-Backed Securities (Cost $14,719,331)		14,233,874

U.S. TREASURY OBLIGATIONS — 18.1%

	Face Amount	Value
U.S. Cash Management Bill
3.940%, 02/14/23(B)	$402,500	$401,877
U.S. Treasury Bill
4.678%, 06/08/23(B)	1,400,000	1,377,466
4.628%, 04/27/23(B)	2,250,000	2,226,110
4.609%, 05/02/23(B)	2,000,000	1,977,208
4.462%, 04/04/23(B)	3,150,000	3,125,805
4.381%, 03/21/23(B)	1,000,000	994,013
4.263%, 02/28/23(B)	1,500,000	1,495,000
4.114%, 04/13/23(B)	1,050,000	1,040,632
4.107%, 02/02/23(B)	484,700	484,646

Total U.S. Treasury Obligations (Cost $13,124,318)		13,122,757

CORPORATE OBLIGATIONS — 11.3%

	Face Amount	Value

COMMUNICATION SERVICES — 0.3%
Warnermedia Holdings
6.098%, SOFRINDX + 1.780%, 03/15/24(A)(C)	$215,000	$215,649

CONSUMER DISCRETIONARY — 0.6%
Cargill
3.250%, 03/01/23(C)	250,000	249,763
Starbucks
4.551%, SOFRINDX + 0.420%, 02/14/24(A)	175,000	174,573

		424,336

CONSUMER STAPLES — 0.3%
Daimler Trucks Finance North America
5.331%, U.S. SOFR + 1.000%, 04/05/24(A)(C)	175,000	175,063

Catholic Responsible Investments	Ultra Short Bond Fund January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — 0.4%
Enbridge
4.787%, SOFRINDX + 0.630%, 02/16/24(A)	$250,000	$249,126

FINANCIALS — 7.2%
American Express
5.053%, SOFRINDX + 0.720%, 05/03/24(A)	150,000	150,351
Bank of Montreal MTN
4.988%, SOFRINDX + 0.710%, 03/08/24(A)	300,000	300,472
Canadian Imperial Bank of Commerce
5.129%, U.S. SOFR + 0.800%, 03/17/23(A)	175,000	175,111
0.450%, 06/22/23	525,000	516,179
Cooperatieve Rabobank UA
4.840%, U.S. SOFR + 0.530%, 06/28/23(A)	300,000	300,318
Credit Suisse NY
4.496%, SOFRINDX + 0.380%, 08/09/23(A)	300,000	296,075
Deutsche Bank NY
4.605%, U.S. SOFR + 0.500%, 11/08/23(A)	225,000	224,324
0.962%, 11/08/23	250,000	242,410
Equitable Financial Life Global Funding
4.721%, U.S. SOFR + 0.390%, 04/06/23(A)(C)	450,000	450,046
New York Life Global Funding MTN
4.686%, SOFRINDX + 0.430%, 06/06/24(A)(C)	300,000	300,221
Nordea Bank Abp
1.000%, 06/09/23(C)	350,000	345,244
Pacific Life Global Funding II
5.056%, SOFRINDX + 0.800%, 12/06/24(A)(C)	300,000	300,219
Svenska Handelsbanken
0.625%, 06/30/23(C)	350,000	343,841
Swedbank
1.300%, 06/02/23(C)	350,000	345,716
Truist Bank
4.531%, U.S. SOFR + 0.200%, 01/17/24(A)	650,000	648,326
UBS
4.559%, U.S. SOFR + 0.320%, 06/01/23(A)(C)	375,000	375,004

		5,313,857

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — 0.5%
Elevance Health
0.450%, 03/15/23	$350,000	$348,155

INDUSTRIALS — 0.7%
Caterpillar Financial Services MTN
4.575%, U.S. SOFR + 0.450%, 11/13/23(A)	200,000	200,126
4.501%, U.S. SOFR + 0.170%, 01/10/24(A)	175,000	174,930
Protective Life Global Funding
5.340%, U.S. SOFR + 1.050%, 12/11/24(A)(C)	150,000	150,133

		525,189

UTILITIES — 1.3%
Florida Power & Light
4.372%, SOFRINDX + 0.250%, 05/10/23(A)	200,000	199,796
National Rural Utilities Cooperative Finance MTN
4.494%, U.S. SOFR + 0.400%, 08/07/23(A)	225,000	224,901
NextEra Energy Capital Holdings
4.779%, SOFRINDX + 0.540%, 03/01/23(A)	225,000	225,007
Southern
4.492%, SOFRINDX + 0.370%, 05/10/23(A)	300,000	299,769

		949,473

Total Corporate Obligations (Cost $8,204,539)		8,200,848

COMMERCIAL PAPER — 10.9%

	Face Amount	Value
Banco Santander
5.386%, 05/25/23(B)	$200,000	$196,904
Bank of Montreal
2.811%, 05/24/23(B)	250,000	246,305
Banner Health
4.477%, 02/08/23(B)	350,000	349,651
Bayerische Landesbank
4.840%, 02/16/23(B)	250,000	249,499
BofA Securities
5.203%, 05/19/23(B)	300,000	295,693
BPCE
4.402%, 02/03/23(B)	525,000	524,809
CDP Financial
4.957%, 05/31/23(B)	250,000	246,044

Catholic Responsible Investments	Ultra Short Bond Fund January 31, 2023 (Unaudited)

COMMERCIAL PAPER — continued

	Face Amount	Value
Cooperatieve Rabobank UA
5.215%, 09/15/23(B)	$375,000	$363,432
Credit Agricole Corporate and Investment Bank
4.713%, 04/06/23(B)	350,000	347,103
DNB Bank
4.427%, 03/02/23(B)	800,000	797,037
Duke University Health System
4.527%, 02/08/23(B)	300,000	299,796
Jupiter Securitization
4.463%, 02/03/23(B)	425,000	424,845
MUFG Bank NY
4.387%, 02/03/23(B)	350,000	349,874
Natixis NY
4.484%, 02/13/23(B)	350,000	349,434
Old Line Funding
4.633%, 03/16/23(B)	350,000	348,011
Pacific Life Short Term Funding
4.647%, 03/03/23(B)	280,000	278,905
Santander UK
4.671%, 03/13/23(B)	350,000	348,185
Skandinaviska Enskilda Banken
4.621%, 03/13/23(B)	350,000	348,203
Societe Generale
5.320%, 09/15/23(B)	250,000	242,154
Sumitomo Mitsui Trust Bank
4.821%, 04/20/23(B)	300,000	296,936
Thunder Bay Funding
4.825%, 04/18/23(B)	250,000	247,511
4.762%, 03/15/23(B)	450,000	447,544
Westpac Banking
5.147%, 06/29/23(B)	348,000	341,150

Total Commercial Paper (Cost $7,939,831)		7,939,025

CERTIFICATES OF DEPOSIT — 2.2%

	Face Amount	Value
Bank of Nova Scotia
3.700%, 04/27/23	$500,000	$500,599
BofA Securities
1.320%, 06/16/23	250,000	250,190
Commonwealth Bank of Australia
3.380%, 04/27/23	375,000	375,187
Toronto-Dominion Bank
–%, 05/01/23	500,000	500,741

Total Certificates of Deposit (Cost $1,625,000)		1,626,717

REPURCHASE AGREEMENTS — 1.4%

	Face Amount	Value
Citi Treas
4.250%, dated 01/31/23, to be repurchased on 02/01/23, repurchase price $100,012, collateralized by U.S. Government Obligations, par value $100 - $102,200, 0.000%, 06/29/2023 – 07/20/2030, with a total market value of $102,030	$100,000	$100,000
Gold Triparty Mortgage
4.250%, dated 01/31/23, to be repurchased on 02/01/23, repurchase price $800,094, collateralized by U.S. Government Obligations, par value $1,000 - $10,000,000, 1.500% - 7.000%, 08/01/2025 – 01/01/2053, with a total market value of $816,000	800,000	800,000
Socgen Triparty Tsy
4.260%, dated 01/31/23, to be repurchased on 02/01/23, repurchase price $100,012, collateralized by U.S. Government Obligations, par value $100 - $115,700, 0.000% - 1.500%, 04/04/2023 – 02/15/2030, with a total market value of $102,007	100,000	100,000

Total Repurchase Agreements (Cost $1,000,000)		1,000,000

Total Investments in Securities— 102.2% (Cost $74,691,169)		$74,197,450

Percentages are based on Net Assets of $72,600,347.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Interest rate represents the security’s effective yield at the time of purchase.
(C)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2023 was $15,976,746 and represented 22.0% of Net Assets.

Catholic Responsible Investments	Ultra Short Bond Fund January 31, 2023 (Unaudited)

Cl — Class

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFRINDX — Secured Overnight Financing Rate Index

SOFR30A — Secured Overnight Financing Rate 30-day Average

USD — U.S. Dollar

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0300

Catholic Responsible Investments	Short Duration Bond Fund January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 44.1%

	Face Amount	Value

COMMUNICATION SERVICES — 1.0%
Comcast
5.250%, 11/07/25	$610,000	$622,848
Sprint Spectrum
4.738%, 03/20/25(A)	1,440,000	1,428,159
Warnermedia Holdings
3.428%, 03/15/24(A)	2,625,000	2,568,554

		4,619,561

CONSUMER DISCRETIONARY — 2.6%
DR Horton
2.600%, 10/15/25	2,575,000	2,423,364
Ford Motor Credit
2.300%, 02/10/25	2,500,000	2,318,084
General Motors Financial
4.150%, 06/19/23	1,975,000	1,969,014
GSK Consumer Healthcare Capital UK
3.125%, 03/24/25	625,000	600,894
GSK Consumer Healthcare Capital US
3.024%, 03/24/24	525,000	512,881
Lennar
4.875%, 12/15/23	2,000,000	1,996,287
4.750%, 05/30/25	1,825,000	1,802,408

		11,622,932

CONSUMER STAPLES — 1.2%
Bunge Finance
1.630%, 08/17/25	2,200,000	2,025,150
CVS Pass-Through Trust
6.036%, 12/10/28	2,444,746	2,459,378
General Mills
5.241%, 11/18/25	800,000	804,050

		5,288,578

ENERGY — 2.1%
Continental Resources
3.800%, 06/01/24	1,695,000	1,660,811
Equities
5.678%, 10/01/25	770,000	770,500
Hydro-Quebec
8.050%, 07/07/24	2,000,000	2,090,944
MidAmerican Energy
3.100%, 05/01/27	2,000,000	1,906,052
Petroleos Mexicanos
2.830%, 02/15/24	276,750	275,061

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Plains All American Pipeline
4.650%, 10/15/25	$2,250,000	$2,225,249

		8,928,617

FINANCIALS — 28.8%
ABN AMRO Bank
7.750%, 05/15/23(A)	1,700,000	1,711,522
Aflac
1.125%, 03/15/26	900,000	811,277
African Development Bank
0.750%, 04/03/23	2,450,000	2,433,389
AIB Group
7.583%, U.S. SOFR + 3.456%, 10/14/26(A)(B)	750,000	775,757
Asian Development Bank MTN
1.750%, 08/14/26	2,387,000	2,214,065
Athene Global Funding
2.800%, 05/26/23(A)	1,000,000	993,083
2.514%, 03/08/24(A)	1,570,000	1,513,927
Bank of America
5.080%, U.S. SOFR + 1.290%, 01/20/27(B)	1,000,000	1,002,383
1.530%, U.S. SOFR + 0.650%, 12/06/25(B)	1,000,000	934,160
0.810%, U.S. SOFR + 0.740%, 10/24/24(B)	2,000,000	1,934,366
Bank of Ireland Group
6.253%, H15T1Y + 2.650%, 09/16/26(A)(B)	815,000	821,399
Bank of Nova Scotia
4.750%, 02/02/26	750,000	748,719
Bank One Michigan
8.250%, 11/01/24	1,925,000	2,023,445
Banque Federative du Credit Mutuel
4.935%, 01/26/26(A)	750,000	748,612
4.524%, 07/13/25(A)	1,225,000	1,210,655
Barclays
5.304%, H15T1Y + 2.300%, 08/09/26(B)	1,450,000	1,449,697
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,468,136
BPCE
4.000%, 04/15/24	1,050,000	1,037,857
Brighthouse Financial Global Funding MTN
1.200%, 12/15/23(A)	1,720,000	1,658,216
1.000%, 04/12/24(A)	594,000	562,506

Catholic Responsible Investments	Short Duration Bond Fund January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Caisse d’Amortissement de la Dette Sociale
3.000%, 05/17/25(A)	$428,000	$415,387
0.375%, 05/27/24(A)	1,000,000	944,325
Canadian Imperial Bank of Commerce
3.945%, 08/04/25	1,000,000	983,636
Capital One Financial
4.985%, U.S. SOFR + 2.160%, 07/24/26(B)	825,000	817,259
4.166%, U.S. SOFR + 1.370%, 05/09/25(B)	1,185,000	1,165,369
CDP Financial MTN
1.000%, 05/26/26(A)	1,000,000	899,527
Central American Bank for Economic Integration
5.000%, 02/09/26(A)	500,000	499,900
Citigroup
5.610%, U.S. SOFR + 1.546%, 09/29/26(B)	1,250,000	1,269,364
5.026%, U.S. SOFR + 0.694%, 01/25/26(B)	2,117,000	2,092,415
2.014%, U.S. SOFR + 0.694%, 01/25/26(B)	1,000,000	940,161
0.776%, U.S. SOFR + 0.686%, 10/30/24(B)	1,000,000	966,639
Council of Europe Development Bank
3.000%, 06/16/25	1,000,000	971,900
Credit Agricole MTN
1.907%, U.S. SOFR + 1.676%, 06/16/26(A)(B)	2,525,000	2,330,618
Credit Suisse Group
2.593%, U.S. SOFR + 1.560%, 09/11/25(A)(B)	3,050,000	2,788,233
Credit Suisse NY
4.750%, 08/09/24	625,000	606,793
Daimler Truck Finance North America
5.150%, 01/16/26(A)	710,000	713,328
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/26(A)(B)	875,000	887,677
Deutsche Bank NY
2.222%, U.S. SOFR + 2.159%, 09/18/24(B)	2,605,000	2,549,673
1.686%, 03/19/26	1,000,000	910,936
Equitable Financial Life Global Funding
1.100%, 11/12/24(A)	2,670,000	2,499,745

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
European Investment Bank
2.875%, 06/13/25(A)	$2,000,000	$1,941,980
2.125%, 04/13/26	447,000	421,485
0.625%, 10/21/27	2,000,000	1,731,707
Federation des Caisses Desjardins du Quebec
0.700%, 05/21/24(A)	1,500,000	1,416,804
Fifth Third Bank
5.852%, U.S. SOFR + 1.230%, 10/27/25(B)	1,130,000	1,147,330
GATX Financial 2005-1 Pass Through Trust
5.697%, 01/02/25(A)	156,537	155,693
Goldman Sachs Group
5.700%, 11/01/24	750,000	760,596
4.387%, U.S. SOFR + 1.510%, 06/15/27(B)	1,000,000	978,962
0.855%, U.S. SOFR + 0.609%, 02/12/26(B)	579,000	530,389
HSBC Holdings
7.336%, U.S. SOFR + 3.030%, 11/03/26(B)	1,000,000	1,054,905
ING Bank
5.800%, 09/25/23(A)	2,500,000	2,500,510
ING Groep
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	1,000,000	910,453
Inter-American Development Bank
0.500%, 05/24/23	1,550,000	1,529,742
International Bank for Reconstruction & Development MTN
4.701%, SOFRINDX + 0.390%, 06/17/24(B)	1,000,000	1,003,180
4.633%, U.S. SOFR + 0.300%, 08/06/24(B)	1,500,000	1,504,905
1.875%, 06/19/23	1,000,000	988,399
0.250%, 11/24/23	500,000	481,755
0.000%, 03/31/27(C)	2,500,000	2,241,515
International Finance
4.421%, U.S. SOFR + 0.090%, 04/03/24(B)	2,000,000	1,998,441
0.500%, 03/20/23	1,000,000	994,800
JPMorgan Chase
1.045%, U.S. SOFR + 0.800%, 11/19/26(B)	1,500,000	1,341,592
0.768%, U.S. SOFR + 0.490%, 08/09/25(B)	1,000,000	931,241

Catholic Responsible Investments	Short Duration Bond Fund January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
0.653%, TSFR3M + 0.600%, 09/16/24(B)	$2,500,000	$2,429,411
Kansas City Southern
3.850%, 11/15/23	1,975,000	1,950,560
KBC Group
5.796%, H15T1Y + 2.100%, 01/19/29(A)(B)	295,000	298,845
KeyBank
4.150%, 08/08/25	1,165,000	1,150,997
Macquarie Group
5.108%, U.S. SOFR + 2.208%, 08/09/26(A)(B)	1,450,000	1,450,018
Manufacturers & Traders Trust
5.400%, 11/21/25	1,000,000	1,015,949
4.650%, 01/27/26	1,650,000	1,645,813
Massachusetts Mutual Life Insurance
7.625%, 11/15/23(A)	1,250,000	1,268,585
Metropolitan Tower Life Insurance
7.625%, 01/15/24(A)	2,000,000	2,035,966
Mitsubishi UFJ Financial Group
5.063%, H15T1Y + 1.550%, 09/12/25(B)	1,000,000	998,431
4.788%, H15T1Y + 1.700%, 07/18/25(B)	1,000,000	993,251
2.527%, 09/13/23	1,000,000	984,074
Morgan Stanley
5.000%, 11/24/25	3,425,000	3,441,953
3.737%, ICE LIBOR USD 3 Month + 0.847%, 04/24/24(B)	1,000,000	996,423
0.864%, U.S. SOFR + 0.745%, 10/21/25(B)	1,000,000	926,467
National Australia Bank
4.966%, 01/12/26	700,000	707,588
National Bank of Canada MTN
0.550%, H15T1Y + 0.400%, 11/15/24(B)	2,000,000	1,927,233
NatWest Group
2.359%, H15T1Y + 2.150%, 05/22/24(B)	1,000,000	989,214
NatWest Markets
3.479%, 03/22/25(A)	1,585,000	1,529,399
OPEC Fund for International Development
4.500%, 01/26/26(A)	450,000	448,442

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
PNC Financial Services Group
5.671%, SOFRINDX + 1.090%, 10/28/25(B)	$725,000	$733,713
Santander Holdings USA
5.807%, U.S. SOFR + 2.328%, 09/09/26(B)	1,850,000	1,867,141
Societe Generale MTN
6.447%, H15T1Y + 2.300%, 01/12/27(A)(B)	875,000	897,029
Standard Chartered
7.776%, H15T1Y + 3.100%, 11/16/25(A)(B)	1,000,000	1,042,374
6.170%, H15T1Y + 2.050%, 01/09/27(A)(B)	700,000	716,391
Toronto-Dominion Bank MTN
4.780%, U.S. SOFR + 0.450%, 09/28/23(B)	2,000,000	2,000,800
Truist Financial MTN
4.260%, U.S. SOFR + 1.456%, 07/28/26(B)	1,025,000	1,013,045
TTX MTN
3.600%, 01/15/25(A)	2,500,000	2,420,247
UBS Group
1.008%, H15T1Y + 0.830%, 07/30/24(A)(B)	2,500,000	2,447,050
USAA Capital
1.500%, 05/01/23(A)	1,000,000	991,865
0.500%, 05/01/24(A)	2,500,000	2,373,784
Wells Fargo MTN
2.406%, U.S. SOFR + 1.087%, 10/30/25(B)	4,825,000	4,604,376
0.805%, U.S. SOFR + 0.510%, 05/19/25(B)	1,000,000	945,568
WLB Asset II D Pte
6.500%, 12/21/26(A)	1,000,000	1,002,081

		129,116,523

HEALTH CARE — 1.0%
Adventist Health System
2.433%, 09/01/24	1,415,000	1,357,714
CommonSpirit Health
1.547%, 10/01/25	1,000,000	921,092
Elevance Health
5.350%, 10/15/25	330,000	335,093
GE HealthCare Technologies
5.600%, 11/15/25(A)	950,000	965,208
Quest Diagnostics
3.450%, 06/01/26	910,000	874,500

		4,453,607

Catholic Responsible Investments	Short Duration Bond Fund January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INDUSTRIALS — 1.8%
AerCap Ireland Capital DAC
4.875%, 01/16/24	$1,000,000	$994,291
4.125%, 07/03/23	1,925,000	1,913,944
Burlington Northern and Santa Fe Railway Pass Through Trust, Ser 2006-1
5.720%, 01/15/24	180,734	183,900
CNH Industrial
4.500%, 08/15/23	2,375,000	2,365,906
Mileage Plus Holdings
6.500%, 06/20/27(A)	1,215,000	1,227,527
Nature Conservancy
0.467%, 07/01/23	425,000	416,473
Protective Life Global Funding
5.366%, 01/06/26(A)	700,000	712,118
Regal Rexnord
6.050%, 02/15/26(A)	715,000	725,790

		8,539,949

INFORMATION TECHNOLOGY — 1.2%
Apple
2.850%, 02/23/23	2,000,000	1,998,113
Flex
6.000%, 01/15/28	550,000	570,423
Global Payments
4.000%, 06/01/23	2,000,000	1,991,410
Open Text
6.900%, 12/01/27(A)	570,000	584,250
Oracle
5.800%, 11/10/25	200,000	205,472

		5,349,668

MATERIALS — 1.9%
Berry Global
4.875%, 07/15/26(A)	1,250,000	1,217,500
0.950%, 02/15/24	1,300,000	1,241,285
Celanese US Holdings
6.050%, 03/15/25	1,025,000	1,033,768
Graphic Packaging International
0.821%, 04/15/24(A)	1,025,000	972,340
LG Chemical
4.375%, 07/14/25(A)	570,000	559,854
Nutrien
5.950%, 11/07/25	370,000	380,881
1.900%, 05/13/23	1,175,000	1,164,596
Steel Dynamics
5.000%, 12/15/26	1,550,000	1,538,500

		8,108,724

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

REAL ESTATE — 0.2%
Realty Income
5.050%, 01/13/26	$1,000,000	$1,002,354

UTILITIES — 2.3%
Avangrid
3.200%, 04/15/25	2,500,000	2,402,911
3.150%, 12/01/24	1,000,000	965,456
Edison International
4.700%, 08/15/25	1,450,000	1,428,152
Electricite de France
3.625%, 10/13/25(A)	500,000	486,503
NorthWestern
1.000%, 03/26/24	2,600,000	2,465,208
Southern
5.150%, 10/06/25	750,000	757,512
Southern Power
4.150%, 12/01/25	1,000,000	983,966
0.900%, 01/15/26	1,000,000	897,326

		10,387,034

Total Corporate Obligations (Cost $202,263,604)		197,417,547

U.S. TREASURY OBLIGATIONS — 29.5%

	Face Amount	Value
U.S. Treasury Notes
4.250%, 10/15/25	$7,000,000	$7,045,938
4.125%, 01/31/25	1,100,000	1,098,281
4.000%, 12/15/25	5,000,000	5,009,766
3.875%, 01/15/26	1,150,000	1,148,652
3.000%, 10/31/25	2,450,000	2,387,602
2.875%, 06/15/25	28,000,000	27,250,781
2.750%, 02/28/25	7,640,000	7,422,141
2.625%, 03/31/25	3,640,000	3,527,956
2.500%, 05/31/24	15,090,000	14,676,793
2.250%, 11/15/24	19,350,000	18,661,412
2.250%, 12/31/24	2,580,000	2,484,560
1.875%, 08/31/24	17,875,000	17,170,474
1.750%, 12/31/24	14,145,000	13,501,292
1.125%, 02/28/25	2,780,000	2,612,548
0.250%, 06/30/25	9,150,000	8,368,676

Total U.S. Treasury Obligations (Cost $137,070,519)		132,366,872

Catholic Responsible Investments	Short Duration Bond Fund January 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — 15.5%

	Face Amount	Value

Automotive — 7.3%
American Credit Acceptance Receivables Trust, Ser 2022-3, Cl A
4.120%, 02/13/26 (A)	$190,695	$189,414
ARI Fleet Lease Trust, Ser 2022-A, Cl A2
3.120%, 01/15/31 (A)	935,000	919,715
Avis Budget Rental Car Funding AESOP, Ser 2017-2A, Cl A
2.970%, 03/20/24 (A)	1,016,667	1,014,474
CarMax Auto Owner Trust, Ser 2023-1, Cl A2A
5.230%, 01/15/26	540,000	539,739
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/27	500,000	499,851
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/28	217,806	199,580
Carvana Auto Receivables Trust, Ser 2022-P3, Cl A2
4.420%, 12/10/25	803,164	798,798
CPS Auto Receivables Trust, Ser 2022-C, Cl A
4.180%, 04/15/30 (A)	505,043	501,164
Drive Auto Receivables Trust, Ser 2021-2, Cl C
0.870%, 10/15/27	1,250,000	1,208,722
Enterprise Fleet Financing, Ser 2022-3, Cl A2
4.380%, 07/20/29 (A)	285,000	280,164
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl A2
3.990%, 08/15/24	331,814	331,293
Flagship Credit Auto Trust, Ser 2022-2, Cl A2
3.280%, 08/15/25 (A)	1,557,169	1,545,553
Flagship Credit Auto Trust, Ser 2022-3, Cl A2
4.060%, 10/15/25 (A)	862,633	856,376
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A3
4.940%, 03/15/26	1,495,000	1,492,421
Foursight Capital Automobile Receivables Trust, Ser 2022-2, Cl A2
4.490%, 03/16/26 (A)	1,895,000	1,880,642
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/26 (A)	515,000	—

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A3
5.390%, 12/15/27 (A)	$900,000	$—
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/25 (A)	2,575,000	2,394,948
Hyundai Auto Lease Securitization Trust, Ser 2022- B, Cl A3
3.350%, 06/16/25 (A)	1,435,000	1,406,564
Hyundai Auto Lease Securitization Trust, Ser 2023- A, Cl A3
5.050%, 01/15/26 (A)	990,000	990,619
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A4
4.940%, 11/16/26 (A)	900,000	900,563
Nissan Auto Lease Trust, Ser 2023-A, Cl A4
4.800%, 07/15/27	895,000	893,244
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl A2
4.050%, 07/15/25	873,301	870,937
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A2
3.980%, 01/15/25	549,807	547,754
Tesla Auto Lease Trust, Ser 2021-A, Cl B
1.020%, 03/20/25 (A)	1,000,000	961,861
Tesla Auto Lease Trust, Ser 2021-B, Cl A3
0.600%, 09/22/25 (A)	1,540,000	1,460,487
Toyota Auto Receivables Owner Trust, Ser 2022-B, Cl A3
2.930%, 09/15/26	935,000	907,540
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/25 (A)	992,819	988,765
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/25 (A)	831,000	831,160
Westlake Automobile Receivables Trust, Ser 2021-3A, Cl A3
0.950%, 06/16/25 (A)	1,908,000	1,860,614
Westlake Automobile Receivables Trust, Ser 2022-3A, Cl A2
5.240%, 07/15/25 (A)	1,250,000	1,248,730

Catholic Responsible Investments	Short Duration Bond Fund January 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/26 (A)	$940,000	$940,614
World Omni Auto Receivables Trust, Ser 2020-C, Cl A3
0.480%, 11/17/25	876,316	851,849
World Omni Select Auto Trust, Ser 2020-A, Cl B
0.840%, 06/15/26	2,500,000	2,429,578

		32,743,733

Other Asset-Backed Securities — 8.2%
American Tower Trust #1, Ser 2013-13, Cl 2A
3.070%, 03/15/23 ‡(A)	3,265,000	3,251,009
Amur Equipment Finance Receivables XI, Ser 2022-2A, Cl A2
5.300%, 06/21/28 (A)	455,000	452,331
Apidos CLO XXII, Ser 2020-22A, Cl A1R
5.868%, ICE LIBOR USD 3 Month + 1.060%, 04/20/31 (A)(B)	925,000	—
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/35 (A)	323,768	321,488
CIFC Funding, Ser 2017-5A, Cl A1
5.972%, ICE LIBOR USD 3 Month + 1.180%, 11/16/30 (A)(B)	1,207,586	1,201,152
CNH Equipment Trust, Ser 2022-B, Cl A2
3.940%, 12/15/25	540,000	535,541
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/27 (A)	875,000	866,702
DLLAD, Ser 2023-1A, Cl A2
5.190%, 04/20/26 (A)	605,000	604,967
DLLAD, Ser 2023-1A, Cl A3
4.790%, 01/20/28 (A)	685,000	684,834
DLLST, Ser 2022-1A, Cl A2
2.790%, 01/22/24 (A)	717,835	712,356
Evergreen Credit Card Trust Series, Ser 2022-CRT1, Cl B
5.610%, 07/15/26 (A)	2,000,000	1,972,560
FCI Funding, Ser 2021-1A, Cl A
1.130%, 04/15/33 (A)	357,922	351,538
Flatiron CLO 17, Ser 2021-1A, Cl AR
5.586%, ICE LIBOR USD 3 Month + 0.980%, 05/15/30 (A)(B)	1,372,444	1,361,264

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
FREED ABS Trust, Ser 2022-2CP, Cl A
3.030%, 05/18/29 (A)	$770,822	$766,609
Golub Capital Partners CLO, Ser 2017-24A, Cl AR
6.132%, ICE LIBOR USD 3 Month + 1.600%, 11/05/29 (A)(B)	2,600,000	2,566,260
GoodLeap Sustainable Home Solutions Trust, Ser 2022-3CS, Cl B
5.500%, 07/20/49 (A)	500,000	452,837
GreatAmerica Leasing Receivables Funding Series, Ser 2022-1, Cl A2
4.920%, 05/15/25 (A)	605,000	603,006
Mariner Finance Issuance Trust, Ser 2020-AA, Cl A
2.190%, 08/21/34 (A)	3,250,000	3,115,625
Marlette Funding Trust, Ser 2022-2A, Cl A
4.250%, 08/15/32 (A)	233,697	230,853
Marlette Funding Trust, Ser 2022-3A, Cl A
5.180%, 11/15/32 (A)	439,421	436,443
MMAF Equipment Finance, Ser 2021-A, Cl A5
1.190%, 11/13/43 (A)	620,000	555,200
Mosaic Solar Loan Trust, Ser 2020-1A, Cl B
3.100%, 04/20/46 (A)	176,818	152,017
OCTAGON INVESTMENT PARTNERS 35, Ser 2018-1A, Cl A1A
5.868%, ICE LIBOR USD 3 Month + 1.060%, 01/20/31 (A)(B)	1,500,000	1,489,405
Octane Receivables Trust, Ser 2021-1A, Cl A
0.930%, 03/22/27 (A)	706,149	683,922
OnDeck Asset Securitization Trust III, Ser 2021-1A, Cl A
1.590%, 05/17/27 (A)	1,910,000	1,761,939
PFS Financing, Ser 2020-A, Cl A
1.270%, 06/15/25 (A)	4,000,000	3,933,797
RR 24, Ser 2022-24A, Cl A1
7.058%, TSFR3M + 2.400%, 01/15/32 (A)(B)	1,736,693	1,740,571
SCF Equipment Leasing, Ser 2019-2A, Cl B
2.760%, 08/20/26 (A)	870,000	842,201
SCF Equipment Leasing, Ser 2020-1A, Cl A3
1.190%, 10/20/27 (A)	696,409	683,193

Catholic Responsible Investments	Short Duration Bond Fund January 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SCF Equipment Leasing, Ser 2022-2A, Cl A2
6.240%, 07/20/28 (A)	$750,000	$753,491
TCI-Flatiron CLO, Ser 2021-1A, Cl AR
5.610%, ICE LIBOR USD 3 Month + 0.960%, 11/18/30 (A)(B)	785,000	773,488
Transportation Finance Equipment Trust, Ser 2019-1, Cl A4
1.880%, 03/25/24 (A)	1,507,367	1,495,879
Vivint Solar Financing V, Ser 2018-1A, Cl A
4.730%, 04/30/48 (A)	457,572	416,162
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	316,522	294,722
Vivint Solar Financing VII, Ser 2020-1A, Cl B
3.220%, 07/31/51 (A)	915,428	714,380

		36,777,742

Total Asset-Backed Securities (Cost $72,859,797)		69,521,475

MORTGAGE-BACKED SECURITIES — 7.0%

	Face Amount	Value
Agency Mortgage-Backed Obligation — 1.5%
FHLMC
5.000%, 07/01/35	$127,487	$130,988
FNMA
5.000%, 03/01/34	101,725	104,409
3.500%, 11/01/34	1,769,285	1,727,628
3.000%, 02/01/35	2,103,188	2,046,377
FNMA, Ser 2009-62, Cl WA
5.580%, 08/25/39 (B)	30,980	31,398
FNMA, Ser 2013-9, Cl AE
1.750%, 03/25/39	69,302	68,422
FNMA, Ser 2019-18, Cl A
3.500%, 05/25/49	613,876	590,274
FNMA, Ser 2022-29, Cl MG
4.500%, 11/25/42	1,819,202	1,795,998
GNMA, Ser 2011-57, Cl BA
3.000%, 05/20/40	27,811	27,164
GNMA, Ser 2016-131, Cl A
2.200%, 04/16/57	95,339	94,066
GNMA, Ser 2017-99, Cl WA
4.864%, 12/20/32 (B)	277,003	276,987
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/52	301,127	294,693

		7,188,404

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Non-Agency Mortgage-Backed Obligation — 5.5%
BANK, Ser 2018-BN10, Cl ASB
3.641%, 02/15/61	$414,995	$402,032
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl A
5.468%, TSFR1M + 0.990%, 01/17/39 (A)(B)	492,000	480,458
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.968%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,428,841
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (A)	2,200,000	2,182,318
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.401%, ICE LIBOR USD 1 Month + 0.540%, 02/25/35 (B)	11,002	9,775
COMM Mortgage Trust, Ser 2013-CR11, Cl A4
4.258%, 08/10/50	1,500,000	1,484,992
COMM Mortgage Trust, Ser 2014-UBS5, Cl ASB
3.548%, 09/10/47	479,627	472,382
COMM Mortgage Trust, Ser 2015-LC19, Cl A4
3.183%, 02/10/48	1,275,000	1,226,676
CSAIL Commercial Mortgage Trust, Ser 2015-C1, Cl ASB
3.351%, 04/15/50	907,218	888,711
CSAIL Commercial Mortgage Trust, Ser 2018-CX11, Cl A3
4.095%, 04/15/51	1,448,046	1,424,716
DBGS Mortgage Trust, Ser 2018-C1, Cl A1
3.409%, 10/15/51	96,247	95,949
DBUBS Mortgage Trust, Ser 2017-BRBK, Cl E
3.530%, 10/10/34 (A)(B)	521,000	460,702
Extended Stay America Trust, Ser 2021-ESH, Cl B
5.839%, ICE LIBOR USD 1 Month + 1.380%, 07/15/38 (A)(B)	1,073,811	1,049,615
GS Mortgage Securities II, Ser 2018-GS10, Cl WLSC
5.067%, 03/10/33 (A)(B)	400,000	349,208
GS Mortgage Securities Trust, Ser 2022-SHIP, Cl A
5.209%, TSFR1M + 0.731%, 08/15/36 (A)(B)	115,000	114,440
GSR Mortgage Loan Trust, Ser 2004-9, Cl 3A1
3.502%, 08/25/34 (B)	16,576	15,510

Catholic Responsible Investments	Short Duration Bond Fund January 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (A)	$1,000,000	$901,217
JP Morgan Mortgage Trust, Ser 2006-A2, Cl 4A1
4.061%, 08/25/34 (B)	14,312	14,198
Life Mortgage Trust, Ser 2021- BMR, Cl A
5.159%, ICE LIBOR USD 1 Month + 0.700%, 03/15/38 (A)(B)	1,867,643	1,826,713
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
5.260%, ICE LIBOR USD 1 Month + 0.801%, 04/15/38 (A)(B)	4,650,000	4,567,098
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl ASB
3.069%, 02/15/48	696,268	679,950
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (A)	2,000,000	1,854,315
One Market Plaza Trust, Ser 2017-1MKT, Cl C
4.016%, 02/10/32 (A)	965,000	884,975
Sequoia Mortgage Trust, Ser 2013-2, Cl A
1.874%, 02/25/43 (B)	90,810	77,092
STWD Mortgage Trust, Ser 2021-LIH, Cl D
6.764%, ICE LIBOR USD 1 Month + 2.305%, 11/15/36 (A)(B)	450,000	422,997

		24,314,880

Total Mortgage-Backed Securities (Cost $32,158,038)		31,503,284

MUNICIPAL BONDS — 2.6%

	Face Amount	Value
California — 0.6%
California Community Choice Financing Authority, RB
5.950%, 08/01/29	$825,000	$833,088
City of Union City California, RB

5.920%, 07/01/24	1,730,000	1,750,124

		2,583,212

Florida — 0.2%
Florida Development Finance, RB
7.250%, 07/01/57 (A)(B)	1,000,000	998,271

MUNICIPAL BONDS — continued

	Face Amount	Value
Hawaii — 0.2%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	$1,072,517	$1,011,463

Illinois — 0.1%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	250,000	243,967

Indiana — 0.1%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	500,000	499,524

Louisiana — 0.3%
Louisiana Local Government Environmental Facilities & Community Development Auth, RB
3.615%, 02/01/29	1,145,000	1,123,870

Michigan — 0.1%
City of Detroit Michigan, Ser B, GO
2.017%, 04/01/23	375,000	372,754

Montana — 0.1%
County of Gallatin Montana, RB
11.500%, 09/01/27 (A)	250,000	263,083

New Jersey — 0.4%
New Jersey Economic Development Authority, RB
4.984%, 03/01/27	1,000,000	1,007,061
4.927%, 03/01/26	1,000,000	1,007,919

		2,014,980

New York — 0.4%
New York State Energy Research & Development Authority, Ser A, RB
4.480%, 04/01/25	500,000	496,412
4.336%, 04/01/24	1,000,000	993,802
Utility Debt Securitization Authority, Ser T, RB
3.435%, 12/15/25	653,000	649,253

		2,139,467

South Dakota — 0.1%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	250,000	254,556

Total Municipal Bonds (Cost $11,560,671)		11,505,147

Catholic Responsible Investments	Short Duration Bond Fund January 31, 2023 (Unaudited)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%

	Face Amount	Value
Export-Import Bank of the United States
2.628%, 11/12/26	$2,260,106	$2,199,737
Export-Import Bank of the United States
1.900%, 07/12/24	651,042	640,088
United States International Development Finance
2.820%, 03/20/24	1,950,000	1,929,034
United States International Development Finance
1.790%, 10/15/29	402,095	365,006

Total U.S. Government Agency Obligations (Cost $5,296,268)		5,133,865

REPURCHASE AGREEMENT — 0.1%

	Face Amount	Value
Socgen Triparty Tsy
4.260%, dated 01/31/23, to be repurchased on 02/01/23, repurchase price $500,060, collateralized by U.S. Government Treasury Bills, par value $300 - $534,400, 2.875% - 3.375%, 05/15/2032 – 08/15/2042, with a total market value of $510,065	$500,000	$500,000

Total Repurchase Agreements (Cost $500,000)		500,000

Total Investments in Securities— 100.0% (Cost $461,708,897)		$447,948,190

Percentages are based on Net Assets of $448,048,503.

A list of the open futures contracts held by the Fund at January 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. 2- Year Treasury Note	208	Mar-2023	$42,659,787	$42,774,875	$115,088

Short Contracts
U.S. 5- Year Treasury Note	(38)	Mar-2023	(4,107,011)	(4,151,203)	(44,192)

			$38,552,776	$38,623,672	$70,896

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2023 was $135,468,615 and represented 30.2% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.

AMT — Alternative Minimum Tax

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFRINDX — Secured Overnight Financing Rate Index

TSFR1M — Term Secured Overnight Financing Rate 1 Month

TSFR3M — Term Secured Overnight Financing Rate 3 Month

USD — U.S. Dollar

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0300

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 33.7%

	Face Amount	Value
Agency Mortgage-Backed Obligation — 27.6%
FHLMC
7.000%, 11/01/32	$234,401	$243,325
7.000%, 10/01/32	6,671	6,994
7.000%, 09/01/32	12,911	13,495
7.000%, 07/01/32	2,815	2,965
7.000%, 06/01/32	47,677	50,340
6.500%, 01/01/38	832	877
6.500%, 11/01/37	1,211	1,248
6.500%, 09/01/37	24,858	25,955
6.500%, 08/01/37	2,123	2,202
6.500%, 12/01/32	75,492	79,643
6.500%, 12/01/31	2,081	2,175
6.000%, 05/01/39	38,825	41,083
6.000%, 04/01/39	15,781	16,316
6.000%, 02/01/39	16,215	17,110
6.000%, 09/01/38	9,722	10,252
6.000%, 06/01/38	3,189	3,187
6.000%, 11/01/36	27,510	28,713
6.000%, 12/01/33	10,814	11,322
6.000%, 01/01/24	7,593	7,565
5.856%, ICE LIBOR USD 12 MONTH + 1.623%, 12/01/45 (A)	125,667	128,382
5.500%, 11/01/52	20,124,552	20,455,698
5.500%, 06/01/37	522	531
5.500%, 01/01/35	81,198	84,994
5.000%, 10/01/52	0	—
5.000%, 04/01/34	5,698	5,793
4.500%, 10/01/52	4,922,856	4,862,245
4.500%, 09/01/52	8,263,278	8,168,128
4.500%, 06/01/52	1,619,186	1,606,013
4.500%, 09/01/48	698,549	704,108
4.500%, 03/01/47	483,757	487,807
4.500%, 03/01/46	88,063	88,800
4.500%, 11/01/45	183,199	184,768
4.500%, 02/01/45	618,267	617,879
4.500%, 10/01/44	26,285	26,451
4.500%, 08/01/44	478,812	482,819
4.500%, 07/01/44	166,369	167,762
4.500%, 03/01/44	10,893	10,984
4.500%, 01/01/44	105,351	106,215
4.500%, 12/01/43	86,913	87,458
4.500%, 11/01/43	11,784	11,988
4.500%, 05/01/42	44,004	44,766
4.500%, 09/01/41	141,132	143,576
4.500%, 07/01/41	20,821	21,182
4.500%, 05/01/41	45,168	45,940
4.500%, 04/01/40	59,441	60,455
4.500%, 12/01/33	19,858	20,120
4.500%, 06/01/31	20,179	20,544
4.500%, 06/01/26	2,924	2,960
4.500%, 02/01/26	5,411	5,482

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
4.285%, ICE LIBOR USD 12 Month + 2.035%, 09/01/37 (A)	$1,932	$1,898
4.200%, ICE LIBOR USD 12 Month + 1.972%, 04/01/40 (A)	4,342	4,292
4.000%, 08/01/52	1,358,600	1,320,426
4.000%, 01/01/52	1,285,800	1,242,912
4.000%, 05/01/46	768,131	757,615
4.000%, 07/01/34	68,355	67,773
4.000%, 10/01/31	41,038	40,891
3.919%, ICE LIBOR USD 12 Month + 1.632%, 05/01/46 (A)	26,114	26,709
3.880%, ICE LIBOR USD 12 MONTH + 1.630%, 12/01/44 (A)	32,256	32,166
3.864%, ICE LIBOR USD 12 Month + 1.614%, 11/01/44 (A)	32,799	33,013
3.856%, ICE LIBOR USD 12 MONTH + 1.877%, 01/01/42 (A)	33,442	33,943
3.845%, ICE LIBOR USD 12 MONTH + 1.810%, 10/01/41 (A)	7,889	7,983
3.799%, ICE LIBOR USD 12 MONTH + 1.788%, 08/01/42 (A)	3,108	3,149
3.780%, ICE LIBOR USD 12 MONTH + 1.609%, 10/01/44 (A)	53,499	53,990
3.750%, ICE LIBOR USD 12 MONTH + 1.607%, 11/01/44 (A)	357,907	360,697
3.684%, ICE LIBOR USD 12 MONTH + 1.630%, 07/01/44 (A)	28,968	29,214
3.660%, ICE LIBOR USD 12 MONTH + 1.613%, 01/01/44 (A)	27,820	27,889
3.592%, ICE LIBOR USD 12 Month + 1.630%, 01/01/45 (A)	23,721	23,879
3.532%, ICE LIBOR USD 12 MONTH + 1.762%, 11/01/39 (A)	96,173	97,666
3.500%, 07/01/52	9,988,570	9,406,736
3.500%, 06/01/52	2,353,020	2,213,117
3.500%, 05/01/52	5,593,551	5,268,276
3.500%, 04/01/52	15,910,684	14,963,664
3.500%, 02/01/52	589,241	553,103
3.500%, 01/01/52	1,820,600	1,707,818
3.500%, 04/01/37	422,535	414,523

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
3.467%, ICE LIBOR USD 12 MONTH + 1.630%, 01/01/45 (A)	$175,653	$175,038
3.169%, ICE LIBOR USD 12 Month + 1.630%, 02/01/45 (A)	169,309	165,228
3.005%, ICE LIBOR USD 12 MONTH + 1.630%, 05/01/44 (A)	5,566	5,564
3.000%, 03/01/52	1,507,534	1,383,760
3.000%, 02/01/50	3,600,438	3,317,211
2.888%, ICE LIBOR USD 12 MONTH + 1.650%, 04/01/43 (A)	48,662	48,380
2.824%, ICE LIBOR USD 12 MONTH + 1.655%, 08/01/44 (A)	244,846	245,895
2.756%, ICE LIBOR USD 12 MONTH + 1.630%, 02/01/45 (A)	14,128	14,064
2.528%, ICE LIBOR USD 12 MONTH + 1.702%, 04/01/38 (A)	94,760	95,595
2.500%, 09/01/52	8,381,996	7,346,526
2.500%, 02/01/51	2,544,351	2,270,518
2.500%, 11/01/50	4,028,369	3,566,089
2.500%, 10/01/50	3,217,142	2,858,159
2.500%, 07/01/50	5,295,123	4,688,549
2.500%, 01/01/36	1,218,368	1,140,753
2.472%, ICE LIBOR USD 12 MONTH + 1.630%, 02/01/45 (A)	143,048	142,455
2.224%, ICE LIBOR USD 12 Month + 1.724%, 04/01/36 (A)	5,646	5,536
2.000%, 06/01/52	3,779,394	3,181,869
2.000%, 04/01/52	1,878,772	1,580,839
2.000%, 02/01/52	1,817,849	1,529,920
2.000%, 01/01/52	1,526,535	1,294,428
2.000%, 12/01/50	3,904,133	3,328,247
2.000%, 11/01/50	1,448,680	1,238,918
2.000%, 09/01/50	1,305,319	1,106,650
2.000%, 07/01/50	5,980,846	5,124,411
2.000%, 02/01/42	1,852,193	1,610,773
FHLMC Multifamily ML Certificates, Ser ML13, Cl ACA
2.875%, 07/25/36	2,489,965	2,205,793
FHLMC Multifamily Variable Rate Certificate, Ser M069, Cl A
4.013%, 04/15/37	1,240,000	1,201,089
FHLMC STACR REMIC Trust 2021-DNA3, Ser 2021-DNA3, Cl M2
6.410%, SOFR30A + 2.100%, 10/25/33 (A)(B)	945,000	939,982

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FHLMC STACR REMIC Trust 2021-DNA6, Ser 2021-DNA6, Cl M2
5.810%, SOFR30A + 1.500%, 10/25/41 (A)(B)	$2,470,000	$2,365,142
FHLMC Structured Pass-Through Certificates, Ser 2002-41, Cl 2A
4.770%, 07/25/32 (A)	21,393	21,208
FHLMC Structured Pass-Through Certificates, Ser 2002-48, Cl 1A
4.425%, 07/25/33 (A)	193,727	187,624
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 1A
6.500%, 09/25/43 (A)	114,558	120,059
FHLMC Structured Pass-Through Certificates, Ser 2002-51, Cl 2A
7.500%, 08/25/42 (A)	45,893	48,459
FHLMC Structured Pass-Through Certificates, Ser 2003-54, Cl 3A
7.000%, 02/25/43	354,297	370,048
FHLMC Structured Pass-Through Certificates, Ser 2003-57, Cl 1A2
7.000%, 07/25/43	21,921	23,536
FHLMC, Ser 1998-2084, Cl ZC
6.500%, 08/15/28	48,852	50,001
FHLMC, Ser 2001-2295, Cl BD
6.000%, 03/15/31	11,684	12,152
FHLMC, Ser 2003-2676, Cl PZ
5.500%, 09/15/33	44,821	45,724
FHLMC, Ser 2005-2944, Cl OH
5.500%, 03/15/35	150,317	155,602
FHLMC, Ser 2005-2957, Cl VZ
5.000%, 02/15/35	44,844	45,303
FHLMC, Ser 2006-3143, Cl BC
5.500%, 02/15/36	128,311	132,799
FHLMC, Ser 2006-3185, Cl GT
6.000%, 07/15/26	40,142	40,425
FHLMC, Ser 2007-3330, Cl GZ
5.500%, 06/15/37	2,658	2,680
FHLMC, Ser 2013-299, Cl F1
4.959%, ICE LIBOR USD 1 MONTH + 0.500%, 01/15/43 (A)	168,309	165,212
FHLMC, Ser 2013-4283, Cl EW
4.500%, 12/15/43 (A)	125,344	125,654
FHLMC, Ser 2014-4319, Cl MA
4.500%, 03/15/44 (A)	219,822	221,206
FHLMC, Ser 2021-5092, Cl BC
2.500%, 06/25/36	482,004	467,297
FNMA
7.000%, 12/01/37	288	311
7.000%, 08/01/32	137,321	142,430
7.000%, 11/01/29	43,480	44,773
6.500%, 01/01/49	6,166	6,539
6.500%, 10/01/39	40,224	42,664

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
6.500%, 08/01/39	$16,423	$17,576
6.500%, 10/01/38	14,112	15,048
6.500%, 03/01/38	5,611	5,841
6.500%, 02/01/38	3,814	4,058
6.500%, 12/01/37	15,554	16,510
6.500%, 11/01/37	889	944
6.500%, 03/01/35	181,126	189,913
6.500%, 05/01/33	2,641	2,747
6.500%, 12/01/32	9,523	10,036
6.500%, 08/01/32	23,374	24,332
6.000%, 07/01/39	66,245	68,052
6.000%, 05/01/38	33,761	35,591
6.000%, 08/01/37	90,076	94,234
6.000%, 07/01/37	20,760	21,664
6.000%, 03/01/37	10,934	11,482
6.000%, 09/01/36	69,073	72,244
6.000%, 03/01/36	9,041	9,454
6.000%, 11/01/35	12,365	12,936
6.000%, 07/01/35	5,286	5,507
6.000%, 04/01/35	52,919	55,316
6.000%, 04/01/34	13,015	13,613
6.000%, 03/01/34	185,500	194,055
6.000%, 12/01/33	3,429	3,586
6.000%, 11/01/33	3,281	3,432
6.000%, 12/01/32	4,291	4,488
6.000%, 06/01/23	67	67
5.500%, 02/01/38	2,669	2,726
5.500%, 04/01/37	121,365	126,536
5.500%, 09/01/36	10,270	10,723
5.500%, 10/01/35	51,652	53,885
5.500%, 04/01/35	172,154	179,228
5.500%, 11/01/33	6,430	6,707
5.500%, 06/01/33	35,475	36,988
5.500%, 11/01/29	6,190	6,342
5.500%, 01/01/25	853	851
5.500%, 05/01/24	309	308
5.500%, 03/01/24	425	423
5.500%, 01/01/24	2	2
5.500%, 11/01/23	5	5
5.000%, 11/01/52	23,387,098	23,476,095
5.000%, 06/01/52	1,605,186	1,614,818
5.000%, 03/01/49	201,827	204,785
5.000%, 12/01/48	173,923	177,854
5.000%, 08/01/40	13,877	14,263
5.000%, 09/01/39	45,829	47,089
5.000%, 09/01/25	6,494	6,601
5.000%, 04/01/25	15	15
4.500%, 09/01/52	10,017,268	9,893,932
4.500%, 08/01/52	3,388,317	3,362,848
4.500%, 03/01/52	366,342	368,611
4.500%, 06/01/48	308,254	309,816
4.500%, 07/01/47	96,812	98,387
4.500%, 02/01/46	640,521	650,487
4.500%, 09/01/45	49,857	50,222
4.500%, 02/01/45	225,554	227,205
4.500%, 10/01/44	24,991	25,174

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
4.500%, 09/01/43	$8,363	$8,425
4.500%, 01/01/43	557,679	561,486
4.500%, 07/01/42	204,870	208,204
4.500%, 01/01/42	64,183	64,866
4.500%, 12/01/41	28,287	28,667
4.500%, 11/01/41	28,286	28,747
4.500%, 09/01/41	14,702	14,796
4.500%, 08/01/41	12,777	12,985
4.500%, 05/01/41	1,043,663	1,058,671
4.500%, 06/01/36	22,944	23,274
4.500%, 09/01/31	45,778	46,561
4.500%, 06/01/31	13,534	13,765
4.500%, 01/01/31	122,400	124,486
4.500%, 08/01/26	65,952	66,730
4.500%, 10/01/24	15,690	15,869
4.078%, H15T1Y + 1.999%, 09/01/34 (A)	886	899
4.028%, ICE LIBOR USD 12 MONTH + 1.778%, 12/01/39 (A)	13,524	13,477
4.000%, 10/01/52	2,689,749	2,614,172
4.000%, 08/01/52	1,441,786	1,393,245
4.000%, 07/01/52	1,848,259	1,785,465
4.000%, 06/01/52	39,742,843	38,392,604
4.000%, 04/01/52	1,676,758	1,632,968
4.000%, 10/01/51	1,772,094	1,714,998
4.000%, 04/01/48	1,630,779	1,603,221
4.000%, 03/01/46	3,878,208	3,823,501
4.000%, 01/01/37	344,562	340,337
4.000%, 11/01/35	71,510	70,693
4.000%, 01/01/35	1,128,279	1,117,544
4.000%, 10/01/34	618,073	614,861
4.000%, 06/01/34	666,142	663,091
4.000%, 03/01/34	265,130	263,915
4.000%, 11/01/33	406,054	404,193
4.000%, 10/01/33	51,987	51,749
4.000%, 10/01/32	56,714	56,454
4.000%, 09/01/31	154,732	154,024
4.000%, 12/01/30	235,974	234,894
4.000%, 11/01/30	168,416	167,645
3.977%, H15T1Y + 2.290%, 08/01/34 (A)	12,337	12,250
3.878%, ICE LIBOR USD 12 Month + 1.815%, 07/01/41 (A)	50,919	52,057
3.872%, ICE LIBOR USD 12 Month + 1.685%, 06/01/42 (A)	12,857	12,877
3.850%, ICE LIBOR USD 12 MONTH + 1.600%, 12/01/44 (A)	33,762	34,001
3.845%, ICE LIBOR USD 12 MONTH + 1.790%, 06/01/38 (A)	4,981	5,098

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
3.840%, ICE LIBOR USD 12 MONTH + 1.590%, 12/01/44 (A)	$163,456	$164,345
3.830%, ICE LIBOR USD 12 Month + 1.580%, 11/01/44 (A)	22,254	22,438
3.830%, ICE LIBOR USD 12 MONTH + 1.580%, 09/01/44 (A)	2,271	2,296
3.827%, ICE LIBOR USD 12 MONTH + 1.577%, 10/01/44 (A)	151,242	152,604
3.815%, ICE LIBOR USD 12 MONTH + 1.564%, 01/01/44 (A)	55,065	54,490
3.775%, ICE LIBOR USD 12 Month + 1.681%, 11/01/36 (A)	6,227	6,158
3.728%, ICE LIBOR USD 12 MONTH + 1.576%, 08/01/43 (A)	3,133	3,124
3.694%, SOFR30A + 2.238%, 10/01/52 (A)	3,637,235	3,527,499
3.671%, ICE LIBOR USD 12 MONTH + 1.620%, 11/01/48 (A)	289,372	284,894
3.611%, ICE LIBOR USD 12 MONTH + 1.698%, 04/01/44 (A)	84,963	85,970
3.579%, ICE LIBOR USD 12 MONTH + 1.590%, 07/01/44 (A)	134,837	136,828
3.528%, ICE LIBOR USD 12 MONTH + 1.470%, 06/01/35 (A)	2,828	2,796
3.500%, 05/01/52	1,218,665	1,147,798
3.500%, 04/01/52	7,588,902	7,160,753
3.500%, 03/01/52	2,070,961	1,942,717
3.500%, 01/01/52	2,357,429	2,213,089
3.500%, 11/01/51	1,453,549	1,365,358
3.500%, 04/01/37	375,093	367,765
3.500%, 02/01/31	549,548	541,190
3.500%, 12/01/29	210,119	206,638
3.213%, ICE LIBOR USD 12 Month + 1.563%, 06/01/44 (A)	48,763	49,330
3.147%, ICE LIBOR USD 12 Month + 1.557%, 01/01/45 (A)	29,201	29,457
3.079%, ICE LIBOR USD 12 Month + 1.603%, 10/01/48 (A)	128,414	125,142
3.053%, ICE LIBOR USD 12 Month + 1.653%, 05/01/46 (A)	47,296	47,076
3.000%, 05/01/52	1,011,984	927,758

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
3.000%, 03/01/52	$1,705,996	$1,563,504
3.000%, 11/01/51	2,343,277	2,152,300
3.000%, 10/01/51	2,972,267	2,704,934
3.000%, 08/01/50	1,970,044	1,844,854
3.000%, 07/01/50	1,162,036	1,072,305
3.000%, 01/01/31	1,304,394	1,259,168
2.961%, ICE LIBOR USD 12 MONTH + 1.610%, 10/01/47 (A)	200,920	195,537
2.953%, ICE LIBOR USD 12 MONTH + 1.568%, 05/01/45 (A)	258,228	257,940
2.924%, ICE LIBOR USD 12 Month + 1.460%, 05/01/35 (A)	23,522	23,756
2.911%, ICE LIBOR USD 12 MONTH + 1.580%, 09/01/47 (A)	199,776	197,522
2.774%, ICE LIBOR USD 12 MONTH + 1.580%, 04/01/44 (A)	114,445	115,429
2.679%, ICE LIBOR USD 12 MONTH + 1.565%, 05/01/44 (A)	63,770	64,230
2.500%, 04/01/52	1,782,048	1,569,909
2.500%, 03/01/52	1,859,579	1,651,225
2.500%, 02/01/52	6,493,606	5,721,156
2.500%, 12/01/51	4,245,695	3,749,092
2.500%, 10/01/51	1,811,440	1,596,482
2.500%, 08/01/51	5,634,500	4,994,968
2.500%, 02/01/51	8,053,384	7,156,926
2.500%, 01/01/51	1,485,438	1,311,240
2.500%, 11/01/50	6,290,743	5,611,901
2.500%, 10/01/50	6,541,339	5,794,240
2.500%, 07/01/50	10,124,002	8,952,154
2.500%, 10/01/41	1,428,018	1,297,744
2.500%, 05/01/41	983,283	892,985
2.500%, 07/01/36	1,193,166	1,117,128
2.500%, 03/01/35	1,753,462	1,646,723
2.437%, ICE LIBOR USD 12 MONTH + 1.551%, 02/01/44 (A)	14,174	14,222
2.143%, H15T1Y + 2.143%, 08/01/34 (A)	875	870
2.050%, ICE LIBOR USD 12 MONTH + 1.550%, 02/01/44 (A)	665	655
2.000%, 04/01/52	3,571,053	3,017,815
2.000%, 03/01/52	1,943,740	1,639,617
2.000%, 11/01/51	3,760,147	3,177,515
2.000%, 10/01/51	2,057,656	1,761,289
2.000%, 09/01/51	1,777,418	1,509,158
2.000%, 08/01/51	1,920,912	1,622,868
2.000%, 02/01/51	1,271,698	1,080,535
2.000%, 01/01/51	3,348,988	2,845,544
2.000%, 12/01/50	542,626	461,058

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
2.000%, 08/01/50	$777,771	$660,864
2.000%, 09/01/36	1,585,252	1,444,517
2.000%, 01/01/36	1,404,203	1,279,534
1.954%, ICE LIBOR USD 12 MONTH + 1.580%, 02/01/44 (A)	23,989	24,105
1.500%, 10/01/50	1,919,797	1,538,187
FNMA Grantor Trust 2000-T6, Ser 2000-T6, Cl A1
7.500%, 11/25/40	15,988	15,799
FNMA Grantor Trust 2001-T1, Ser 2001-T1, Cl A1
7.500%, 10/25/40	134,741	137,292
FNMA Grantor Trust 2001-T10, Ser 2001-T10, Cl A1
7.000%, 12/25/41	91,810	94,909
FNMA Grantor Trust 2001-T12, Ser 2001-T12, Cl A1
6.500%, 08/25/41	3,214	3,288
FNMA Grantor Trust 2001-T3, Ser 2001-T3, Cl A1
7.500%, 11/25/40	8,624	8,770
FNMA Grantor Trust 2001-T4, Ser 2001-T4, Cl A1
7.500%, 07/25/41	38,619	38,740
FNMA Grantor Trust 2001-T7, Ser 2001-T7, Cl A1
7.500%, 02/25/41	1,694	1,823
FNMA Grantor Trust 2001-T8, Ser 2001-T8, Cl A1
7.500%, 07/25/41	5,139	5,198
FNMA Grantor Trust 2004-T1, Ser 2004-T1, Cl 1A2
6.500%, 01/25/44	1,430	1,485
FNMA REMIC Trust 2001-W3, Ser 2001-W3, Cl A
7.000%, 09/25/41 (A)	75,817	74,786
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A
7.500%, 06/25/42 (A)	6,142	6,103
FNMA REMIC Trust 2002-W6, Ser 2002-W6, Cl 2A1
7.000%, 06/25/42 (A)	6,142	6,039
FNMA REMIC Trust 2003-W4, Ser 2003-W4, Cl 3A
5.059%, 10/25/42 (A)	65,590	67,534
FNMA REMIC Trust 2003-W4, Ser 2003-W4, Cl 4A
5.692%, 10/25/42 (A)	26,263	27,045
FNMA Trust 2003-W2, Ser 2003-W2, Cl 1A3
7.500%, 07/25/42	8,054	8,619
FNMA Trust 2004-W2, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	15,102	15,879

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FNMA Trust 2004-W2, Ser 2004-W2, Cl 5A
7.500%, 03/25/44	$5,763	$6,076
FNMA, Ser 2001-2, Cl ZK
6.500%, 02/25/31	38,450	39,671
FNMA, Ser 2001-79, Cl BA
7.000%, 03/25/45	12,884	13,330
FNMA, Ser 2002-33, Cl A1
7.000%, 06/25/32	66,984	69,402
FNMA, Ser 2007-104, Cl ZE
6.000%, 08/25/37	17,398	18,049
FNMA, Ser 2007-21, Cl MT
5.750%, 03/25/37	4,934	5,073
FNMA, Ser 2009-11, Cl MP
7.000%, 03/25/49	5,311	5,603
FNMA, Ser 2010-136, Cl BA
3.500%, 12/25/30	195,716	190,638
FNMA, Ser 2010-49, Cl ZJ
4.500%, 05/25/40	51,224	50,909
FNMA, Ser 2013-128, Cl CF
5.106%, ICE LIBOR USD 1 Month + 0.600%, 12/25/43 (A)	269,617	265,839
FNMA, Ser 2014-1, Cl KF
5.106%, ICE LIBOR USD 1 MONTH + 0.600%, 02/25/44 (A)	398,616	392,614
FNMA, Ser M1G, Cl A2
1.467%, 11/25/30 (A)	3,100,000	2,553,976
FNMA, Ser M3G, Cl A2
1.246%, 01/25/31 (A)	2,000,000	1,618,862
Freddie Mac Multifamily ML Certificates
1.219%, 07/25/41 (B)	10,052,854	1,051,270
FREMF 2016-K55 Mortgage Trust, Ser K55, Cl C
4.167%, 04/25/49 (A)(B)	1,410,000	1,345,644
FREMF 2016-K57 Mortgage Trust, Ser K57, Cl C
3.918%, 08/25/49 (A)(B)	3,470,000	3,273,926
FREMF 2017-K69 Mortgage Trust, Ser K69, Cl C
3.727%, 10/25/49 (A)(B)	2,788,000	2,575,777
FREMF 2018-K732 Mortgage Trust, Ser K732, Cl C
4.053%, 05/25/25 (A)(B)	3,525,000	3,378,226
FREMF 2018-K74 Mortgage Trust, Ser K74, Cl C
4.094%, 02/25/51 (A)(B)	3,095,000	2,897,804
FREMF 2018-K83 Mortgage Trust, Ser K83, Cl C
4.279%, 11/25/51 (A)(B)	2,890,000	2,713,719
FREMF 2018-K86 Mortgage Trust, Ser K86, Cl C
4.294%, 11/25/51 (A)(B)	2,062,000	1,936,858

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FREMF 2019-K89 Mortgage Trust, Ser K89, Cl C
4.287%, 01/25/51 (A)(B)	$5,621,042	$5,238,362
FREMF 2019-K96 Mortgage Trust, Ser K96, Cl C
3.812%, 08/25/56 (A)(B)	1,910,000	1,720,034
FREMF 2020-K737 Mortgage Trust, Ser K737, Cl C
3.305%, 01/25/53 (A)(B)	640,000	591,428
FREMF K-100 Mortgage Trust, Ser K100, Cl C
3.495%, 11/25/52 (A)(B)	130,000	114,533
FREMF Mortgage Trust, Ser 2017-K62, Cl C
3.880%, 01/25/50 (A)(B)	2,661,000	2,489,900
FREMF Mortgage Trust, Ser 2018-K75, Cl C
3.977%, 04/25/51 (A)(B)	145,000	134,907
GNMA
7.000%, 12/15/29	804	843
6.500%, 05/15/29	1,437	1,490
4.500%, 08/20/52	6,637,163	6,585,628
4.000%, 08/20/52	13,361,502	12,967,378
4.000%, 04/20/52	120,784	117,254
4.000%, 03/20/52	128,767	125,003
4.000%, 02/20/52	1,771,678	1,719,896
4.000%, 01/20/52	1,414,733	1,373,384
3.500%, 08/20/52	11,532,165	10,898,201
3.500%, 07/20/52	1,986,137	1,880,639
3.500%, 03/20/52	2,127,933	2,011,695
3.500%, 02/20/52	1,567,691	1,483,998
3.500%, 01/20/52	1,671,518	1,580,215
3.500%, 06/20/51	1,676,743	1,599,429
3.000%, 06/20/52	13,761,539	12,630,687
3.000%, 10/20/51	2,056,202	1,888,733
3.000%, 07/20/51	2,853,236	2,633,244
3.000%, 05/20/51	1,308,181	1,206,103
2.500%, 07/20/52	1,642,361	1,464,269
2.500%, 04/20/52	9,449,361	8,418,895
2.500%, 03/20/52	1,787,121	1,586,593
2.500%, 11/20/51	1,915,248	1,708,715
2.500%, 08/20/51	1,712,082	1,529,223
2.500%, 05/20/51	890,308	795,986
2.500%, 03/20/51	2,094,248	1,874,576
2.500%, 12/20/50	1,750,941	1,508,942
2.000%, 05/20/52	8,753,253	7,559,745
2.000%, 04/20/52	1,473,045	1,272,251
2.000%, 10/20/51	1,884,061	1,632,320
2.000%, 12/20/50	1,687,097	1,448,618
2.000%, 11/20/50	3,404,960	2,961,769
GNMA, Ser 2002-49, Cl ZG
6.000%, 07/20/32	374,849	373,812
GNMA, Ser 2012-98, Cl BM
4.903%, 08/20/42 (A)	201,208	199,290

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
GNMA, Ser 2017-H17, Cl FQ
3.978%, ICE LIBOR USD 12 MONTH + 0.270%, 09/20/67 (A)	$1,446,574	$1,426,161
GNMA, Ser 2017-H22, Cl FH
5.001%, ICE LIBOR USD 12 MONTH + 0.220%, 11/20/67 (A)	939,667	929,325
GNMA, Ser 2017-H24, Cl FQ
5.645%, ICE LIBOR USD 12 MONTH + 0.200%, 11/20/67 (A)	1,004,110	992,128
GNMA, Ser 2018-H04, Cl FK
0.988%, ICE LIBOR USD 12 MONTH + 0.040%, 03/20/68 (A)	879,295	852,489
GNMA, Ser 2018-H05, Cl CF
1.008%, ICE LIBOR USD 12 MONTH + 0.060%, 03/20/68 (A)	981,029	950,720
GNMA, Ser 2018-H05, Cl FE
1.018%, ICE LIBOR USD 12 Month + 0.070%, 02/20/68 (A)	370,917	363,646
GNMA, Ser 2019-H09, Cl FG
2.522%, ICE LIBOR USD 12 MONTH + 0.350%, 05/20/69 (A)	404,431	396,585
GNMA, Ser 2019-H16, Cl CF
3.804%, ICE LIBOR USD 1 Month + 0.700%, 10/20/69 (A)	316,970	312,560
GNMA, Ser 2020-H01, Cl FV
4.835%, ICE LIBOR USD 1 MONTH + 0.650%, 01/20/70 (A)	3,618,637	3,527,962
GNMA, Ser 2020-H02, Cl FB
2.933%, ICE LIBOR USD 1 Month + 0.600%, 01/20/70 (A)	474,785	464,252
GNMA, Ser 2022-H04, Cl FG
0.883%, SOFR30A + 0.550%, 02/20/67 (A)	2,163,088	2,136,196
GNMA, Ser 2022-H08, Cl FE
4.576%, SOFR30A + 0.750%, 03/20/72 (A)	1,922,418	1,901,893
GNMA, Ser 2022-H09, Cl FA
4.980%, SOFR30A + 0.670%, 04/20/72 (A)	1,984,488	1,953,588
GNMA, Ser 2022-H11, Cl EF
5.280%, SOFR30A + 0.970%, 05/20/72 (A)	2,569,008	2,563,169
Vendee Mortgage Trust 1993-1, Ser 1993-1, Cl ZB
7.250%, 02/15/23	1,543	1,540

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Vendee Mortgage Trust 1995-1, Ser 1995-1, Cl 2
7.793%, 02/15/25	$1,865	$1,874
Vendee Mortgage Trust 1995-2, Ser 1995-2C, Cl 3A
8.793%, 06/15/25	1,511	1,561
Vendee Mortgage Trust 1998-2, Ser 1998-2, Cl 2A
8.609%, 08/15/27 (A)	388	393

		492,096,284

Non-Agency Mortgage-Backed Obligation — 6.1%
BANK 2017-BNK5, Ser BNK5, Cl D
3.078%, 06/15/60 (A)(B)	386,000	283,465
Benchmark 2019-B10 Mortgage Trust, Ser B10, Cl E
3.000%, 03/15/62 (B)	1,260,000	782,805
Benchmark 2020-B16 Mortgage Trust, Ser B16, Cl D
2.500%, 02/15/53 (B)	5,470,000	3,547,613
Benchmark 2022-B35 Mortgage Trust, Ser B35, Cl D
2.500%, 05/15/55 (B)	4,000,000	2,267,181
BIG Commercial Mortgage Trust 2022-BIG, Ser BIG, Cl D
7.517%, TSFR1M + 3.039%, 02/15/39 (A)(B)	3,800,000	3,610,513
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.968%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,428,841
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (B)	2,100,000	2,083,122
Century Plaza Towers 2019-CPT, Ser CPT, Cl C
2.997%, 11/13/39 (A)(B)	500,000	377,711
Century Plaza Towers 2019-CPT, Ser CPT, Cl E
2.997%, 11/13/39 (A)(B)	2,500,000	1,717,611
Century Plaza Towers, Ser 2019-CPT, Cl B
2.997%, 11/13/39 (A)(B)	733,000	571,707
CFCRE Commercial Mortgage Trust 2016-C6, Ser C6, Cl D
4.191%, 11/10/49 (A)(B)	2,525,000	1,922,532
Citigroup Commercial Mortgage Trust 2014-GC21, Ser GC21, Cl D
4.941%, 05/10/47 (A)(B)	3,185,000	2,363,085
Citigroup Commercial Mortgage Trust 2022-GC48, Ser GC48, Cl C
4.875%, 05/15/54 (A)	3,000,000	2,496,611
COMM 2014-CCRE20 Mortgage Trust, Ser CR20, Cl C
4.462%, 11/10/47 (A)	2,980,000	2,774,791

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
COMM 2015-CCRE24 Mortgage Trust, Ser CR24, Cl D
3.463%, 08/10/48 (A)	$55,000	$45,174
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (B)	1,390,000	1,218,908
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (B)	1,570,000	1,344,369
Commercial Mortgage Trust 2022-LPFL, Ser LPFL, Cl C
6.872%, TSFR1M + 2.394%, 03/15/39 (A)(B)	2,560,000	2,476,731
CSMC 2014-USA OA, Ser USA, Cl C
4.336%, 09/15/37 (B)	3,550,000	2,915,879
CSMC 2021-NQM5 Trust, Ser 2021-NQM5, Cl M1
2.168%, 05/25/66 (A)(B)	1,310,000	715,184
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (B)	565,000	515,653
CSMC Trust, Ser 2016-NXSR, Cl AS
4.049%, 12/15/49 (A)	4,145,000	3,856,154
FASST 2021-JR1 A2
2.000%, 04/25/51	2,611,395	2,363,260
FASST 2021-S2 A2 09/2051
1.750%, 09/25/51	2,503,845	2,326,188
FASST 21-S1-A2 07/25/2051
1.750%, 07/25/51	5,175,990	4,706,867
FIN AMER 19-JR3 09/25/69
2.000%, 09/25/69	77,213	79,780
GS Mortgage Securities Trust 2017-GS8, Ser GS8, Cl D
2.700%, 11/10/50 (B)	2,570,000	1,887,073
Hudson Yards 2019-55HY Mortgage Trust, Ser 55HY, Cl A
2.943%, 12/10/41 (A)(B)	1,000,000	873,369
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (B)	2,085,000	1,879,038
JPMBB Commercial Mortgage Securities Trust 2014-C26, Ser C26, Cl D
3.874%, 01/15/48 (A)(B)	625,000	507,506
JPMBB Commercial Mortgage Securities Trust 2015-C28, Ser C28, Cl C
4.145%, 10/15/48 (A)	5,170,000	4,742,775
JPMBB Commercial Mortgage Securities Trust 2015-C29, Ser C29, Cl C
4.187%, 05/15/48 (A)	5,750,000	5,160,480

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl AS
3.800%, 01/15/48	$5,885,000	$5,595,192
NCMF Trust 2022-MFP, Ser MFP, Cl E
8.311%, TSFR1M + 3.833%, 03/15/39 (A)(B)	2,500,000	2,416,339
New Residential Mortgage Loan Trust 2021-NQM2R, Ser 2021-NQ2R, Cl M1
2.201%, 10/25/58 (A)(B)	1,954,000	1,668,657
NW RE-REMIC TRUST 2021-FRR1, Ser FRR1, Cl AK88
2.812%, 12/18/51 (A)(B)	2,500,000	2,140,636
OBX 2022-NQM1 Trust, Ser 2022-NQM1, Cl M1
3.504%, 11/25/61 (A)(B)	1,010,000	701,272
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (B)	3,385,000	2,862,502
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (B)	400,000	370,863
One Market Plaza Trust, Ser 2017-1MKT, Cl C
4.016%, 02/10/32 (B)	1,000,000	917,073
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl M1
3.248%, 10/25/61 (B)	1,750,000	1,179,126
Palisades Center Trust 2016-PLSD, Ser PLSD, Cl A
2.713%, 04/13/33 (B)	4,705,000	2,940,627
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/59 (A)(B)	469,613	459,838
SFAVE Commercial Mortgage Securities Trust 2015-5AVE, Ser 5AVE, Cl A2B
4.144%, 01/05/43 (A)(B)	1,995,000	1,430,343
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43 (A)(B)	3,045,000	2,188,242
Shops at Crystals Trust 2016-CSTL, Ser CSTL, Cl C
3.731%, 07/05/36 (A)(B)	2,800,000	2,344,044
SLG Office Trust 2021-OVA, Ser OVA, Cl C
2.851%, 07/15/41 (B)	2,500,000	1,992,147
SPGN Mortgage Trust, Ser 2022-TFLM, Cl D
7.978%, TSFR1M + 3.500%, 02/15/39 (A)(B)	2,500,000	2,346,312

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Taubman Centers Commercial Mortgage Trust 2022-DPM, Ser DPM, Cl C
8.255%, TSFR1M + 3.777%, 05/15/37 (A)(B)	$1,225,000	$1,171,030
Taubman Centers Commercial Mortgage Trust 2022-DPM, Ser DPM, Cl D
9.249%, TSFR1M + 4.771%, 05/15/37 (A)(B)	1,690,000	1,605,298
Verus Securitization Trust 2021-2, Ser 2021-2, Cl M1
2.187%, 02/25/66 (A)(B)	2,910,000	2,093,684
Verus Securitization Trust 2021-3, Ser 2021-3, Cl M1
2.397%, 06/25/66 (A)(B)	1,555,000	1,023,144
Verus Securitization Trust 2021-4, Ser 2021-4, Cl M1
2.195%, 07/25/66 (A)(B)	1,400,000	850,514
Verus Securitization Trust 2021-R3, Ser 2021-R3, Cl M1
2.411%, 04/25/64 (A)(B)	2,745,000	2,040,721
Wells Fargo Commercial Mortgage Trust 2015-C28, Ser C28, Cl D
4.083%, 05/15/48 (A)	1,685,000	1,438,071
Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl D
3.000%, 03/15/52 (B)	3,100,000	2,027,394

		108,645,045

Total Mortgage-Backed Securities (Cost $638,754,314)		600,741,329

CORPORATE OBLIGATIONS — 32.5%

	Face Amount	Value

COMMUNICATION SERVICES — 4.1%
Alphabet
1.100%, 08/15/30	$2,500,000	$2,024,733
America Movil
4.375%, 04/22/49	1,700,000	1,537,038
AT&T
4.500%, 03/09/48	471,000	413,401
4.350%, 06/15/45	2,720,000	2,378,472
3.800%, 12/01/57	750,000	570,194
3.650%, 09/15/59	1,861,000	1,364,317
3.550%, 09/15/55	1,238,000	905,823
2.750%, 06/01/31	725,000	625,262
2.550%, 12/01/33	150,000	121,286
CCO Holdings
4.500%, 05/01/32	975,000	806,812
4.500%, 06/01/33(B)	975,000	792,187

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

COMMUNICATION SERVICES — continued
4.250%, 01/15/34(B)	$825,000	$643,129
Charter Communications Operating
6.484%, 10/23/45	3,360,000	3,305,384
5.750%, 04/01/48	950,000	845,764
5.375%, 05/01/47	800,000	682,932
5.250%, 04/01/53	525,000	440,888
4.400%, 04/01/33	250,000	224,583
Comcast
5.500%, 11/15/32	850,000	915,027
4.400%, 08/15/35	2,340,000	2,291,640
3.450%, 02/01/50	905,000	716,572
2.800%, 01/15/51	225,000	155,966
Cox Communications
3.850%, 02/01/25(B)	800,000	778,797
3.500%, 08/15/27(B)	1,025,000	975,670
3.350%, 09/15/26(B)	575,000	546,073
1.800%, 10/01/30(B)	650,000	515,208
Meta Platforms
4.450%, 08/15/52(B)	7,820,000	6,829,164
Paramount Global
4.950%, 01/15/31	1,350,000	1,244,959
Prosus
4.987%, 01/19/52(B)	2,200,000	1,697,228
4.850%, 07/06/27(B)	500,000	479,704
4.193%, 01/19/32(B)	700,000	601,731
3.680%, 01/21/30(B)	1,400,000	1,210,999
3.061%, 07/13/31(B)	3,875,000	3,101,636
Rogers Communications
3.800%, 03/15/32(B)	1,360,000	1,224,170
Telecom Italia
5.303%, 05/30/24(B)	2,300,000	2,231,483
Telecom Italia Capital
7.721%, 06/04/38	1,345,000	1,159,901
7.200%, 07/18/36	175,000	148,669
Tencent Holdings MTN
3.975%, 04/11/29(B)	2,000,000	1,894,437
Time Warner Cable
6.750%, 06/15/39	800,000	822,490
T-Mobile USA
5.650%, 01/15/53	2,998,000	3,127,568
4.500%, 04/15/50	475,000	419,483
4.375%, 04/15/40	300,000	271,450
3.875%, 04/15/30	3,695,000	3,460,668
3.500%, 04/15/31	1,000,000	894,850
3.400%, 10/15/52	100,000	72,990
3.375%, 04/15/29	1,000,000	911,431
Verizon Communications
4.400%, 11/01/34	3,130,000	3,009,612
4.272%, 01/15/36	900,000	842,700
3.875%, 03/01/52	3,500,000	2,853,276
3.550%, 03/22/51	460,000	356,713

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

COMMUNICATION SERVICES — continued
2.987%, 10/30/56	$345,000	$229,626
2.850%, 09/03/41	2,500,000	1,843,823
2.650%, 11/20/40	1,905,000	1,375,932
2.100%, 03/22/28	515,000	459,280
1.500%, 09/18/30	2,500,000	2,016,640
Vodafone Group
7.000%, USD Swap Semi 30/360 5 Yr Curr + 4.873%, 04/04/79(A)	1,550,000	1,596,360
Walt Disney
6.650%, 11/15/37	555,000	655,689

		71,621,820

CONSUMER DISCRETIONARY — 1.8%
Aptiv
3.250%, 03/01/32	250,000	215,831
Ford Motor
6.100%, 08/19/32	1,000,000	980,824
3.250%, 02/12/32	2,500,000	1,983,928
Ford Motor Credit
7.350%, 11/04/27	525,000	550,594
5.125%, 06/16/25	350,000	344,004
4.542%, 08/01/26	425,000	403,431
4.389%, 01/08/26	650,000	623,890
4.375%, 08/06/23	625,000	620,819
4.140%, 02/15/23	525,000	522,716
4.134%, 08/04/25	400,000	381,988
4.063%, 11/01/24	2,000,000	1,936,978
3.810%, 01/09/24	700,000	685,587
3.375%, 11/13/25	450,000	419,063
General Motors
5.600%, 10/15/32	6,708,000	6,620,458
5.400%, 10/15/29	1,350,000	1,337,977
5.200%, 04/01/45	2,370,000	2,070,234
Lowe’s
5.625%, 04/15/53	5,694,000	5,876,594
Nordstrom
6.950%, 03/15/28	865,000	839,915
Starbucks
4.450%, 08/15/49	2,500,000	2,271,156
2.550%, 11/15/30	994,000	866,362
Warnermedia Holdings
5.050%, 03/15/42(B)	85,000	72,576
3.755%, 03/15/27(B)	85,000	79,663
Whirlpool
2.400%, 05/15/31	2,500,000	2,067,285

		31,771,873

CONSUMER STAPLES — 0.8%
Anheuser-Busch InBev Worldwide
5.450%, 01/23/39	1,510,000	1,581,221
4.900%, 02/01/46	400,000	390,433

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER STAPLES — continued
4.350%, 06/01/40	$275,000	$254,655
Coca-Cola
3.450%, 03/25/30	350,000	334,052
1.650%, 06/01/30	525,000	441,844
1.450%, 06/01/27	25,000	22,545
Elanco Animal Health
6.400%, 08/28/28	1,110,000	1,083,582
Keurig Dr Pepper
4.417%, 05/25/25	89,000	88,322
Mather Foundation
2.675%, 10/01/31	2,500,000	2,101,545
PepsiCo
3.900%, 07/18/32	3,000,000	2,922,921
2.875%, 10/15/49	3,340,000	2,549,846
RELX Capital
4.000%, 03/18/29	375,000	357,813
3.000%, 05/22/30	50,000	44,406
Sysco
2.400%, 02/15/30	2,500,000	2,162,380

		14,335,565

ENERGY — 3.1%
Azure Power Energy
3.575%, 08/19/26(B)	1,861,000	1,404,497
BP Capital Markets America
3.060%, 06/17/41	1,925,000	1,535,134
Cameron LNG
3.701%, 01/15/39(B)	1,520,000	1,295,522
ConocoPhillips
4.150%, 11/15/34	455,000	421,239
Devon Energy
7.875%, 09/30/31	830,000	972,753
Diamondback Energy
6.250%, 03/15/53	1,640,000	1,714,987
6.250%, 03/15/33	4,050,000	4,310,256
Energy Transfer
4.400%, 03/15/27	2,945,000	2,873,843
2.900%, 05/15/25	1,935,000	1,846,037
Exxon Mobil
2.610%, 10/15/30	575,000	518,521
Hess
7.875%, 10/01/29	290,000	329,686
7.300%, 08/15/31	510,000	571,443
Hydro-Quebec
8.050%, 07/07/24	2,500,000	2,613,680
Kinder Morgan
5.550%, 06/01/45	3,285,000	3,201,127
5.200%, 03/01/48	450,000	418,702
4.800%, 02/01/33	230,000	222,404
4.300%, 06/01/25	625,000	618,262

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Kinder Morgan Energy Partners
6.500%, 09/01/39	$50,000	$53,481
5.500%, 03/01/44	370,000	355,790
MPLX
5.500%, 02/15/49	1,410,000	1,345,580
Occidental Petroleum
2.900%, 08/15/24	1,750,000	1,677,482
Petrobras Global Finance BV
7.250%, 03/17/44	500,000	489,315
6.900%, 03/19/49	100,000	90,707
6.750%, 06/03/50	1,450,000	1,290,790
5.500%, 06/10/51	375,000	293,437
Petroleos Mexicanos
7.690%, 01/23/50	6,525,000	4,871,573
6.700%, 02/16/32	2,219,000	1,841,915
6.625%, 06/15/35	1,200,000	942,048
6.375%, 01/23/45	655,000	440,765
6.350%, 02/12/48	306,000	201,164
Rio Oil Finance Trust Series 2014-1
9.250%, 07/06/24(B)	976,677	986,443
Rio Oil Finance Trust Series 2014-3
9.750%, 01/06/27(B)	1,351,116	1,397,984
Rio Oil Finance Trust Series 2018-1
8.200%, 04/06/28(B)	787,550	791,488
Sweihan PV Power PJSC
3.625%, 01/31/49(B)	2,483,025	2,071,543
Topaz Solar Farms
5.750%, 09/30/39(B)	2,500,000	2,402,100
TransCanada PipeLines
4.625%, 03/01/34	1,345,000	1,295,229
Transcanada Trust
5.875%, ICE LIBOR USD 3 MONTH + 4.640%, 08/15/76(A)	975,000	947,993
5.625%, ICE LIBOR USD 3 MONTH + 3.528%, 05/20/75(A)	275,000	264,676
5.600%, H15T5Y + 3.986%, 03/07/82(A)	375,000	335,625
5.500%, U.S. SOFR + 4.416%, 09/15/79(A)	1,100,000	992,691
5.300%, ICE LIBOR USD 3 MONTH + 3.208%, 03/15/77(A)	3,150,000	2,815,312
Ultrapar International
5.250%, 06/06/29(B)	229,000	217,550
5.250%, 10/06/26(B)	625,000	604,540

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
Williams
3.500%, 11/15/30	$575,000	$526,555

		54,411,869

FINANCIALS — 15.6%
ABN AMRO Bank
2.470%, H15T1Y + 1.100%, 12/13/29(A)(B)	2,500,000	2,106,482
AerCap Ireland Capital DAC
3.300%, 01/30/32	1,655,000	1,389,553
3.000%, 10/29/28	225,000	198,347
Aflac
1.125%, 03/15/26	2,500,000	2,253,547
African Development Bank
0.750%, 04/03/23	2,000,000	1,986,440
American International Group
3.900%, 04/01/26	483,000	473,126
Ares Capital
4.250%, 03/01/25	1,370,000	1,321,151
Aviation Capital Group
4.125%, 08/01/25(B)	496,000	468,202
Avolon Holdings Funding
4.375%, 05/01/26(B)	1,445,000	1,373,294
Bank Hapoalim
3.255%, H15T5Y + 2.155%, 01/21/32(A)(B)	2,500,000	2,201,445
Bank of America MTN
6.204%, U.S. SOFR + 1.990%, 11/10/28(A)	325,000	342,726
4.875%, 04/01/44	50,000	49,182
4.450%, 03/03/26	1,275,000	1,263,485
4.250%, 10/22/26	725,000	710,834
4.200%, 08/26/24	440,000	435,172
4.183%, 11/25/27	1,275,000	1,251,988
3.846%, H15T5Y + 2.000%, 03/08/37(A)	1,875,000	1,633,939
3.705%, ICE LIBOR USD 3 MONTH + 1.512%, 04/24/28(A)	1,545,000	1,473,223
3.093%, ICE LIBOR USD 3 MONTH + 1.090%, 10/01/25(A)	1,645,000	1,591,481
2.676%, U.S. SOFR + 1.930%, 06/19/41(A)	1,870,000	1,378,564
2.496%, ICE LIBOR USD 3 Month + 0.990%, 02/13/31(A)	50,000	42,531
1.530%, U.S. SOFR + 0.650%, 12/06/25(A)	3,000,000	2,802,480
Bank of New York Mellon MTN
5.834%, SOFRINDX + 2.074%, 10/25/33(A)	650,000	703,971

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Barclays
5.501%, H15T1Y + 2.650%, 08/09/28(A)	$450,000	$453,043
4.836%, 05/09/28	725,000	700,373
4.375%, 09/11/24	1,375,000	1,356,313
2.894%, H15T1Y + 1.300%, 11/24/32(A)	1,000,000	816,359
1.007%, H15T1Y + 0.800%, 12/10/24(A)	2,540,000	2,444,054
BB Blue Financing DAC
4.395%, 09/20/37	2,500,000	2,518,020
Belrose Funding Trust
2.330%, 08/15/30(B)	1,990,000	1,568,858
BGC Partners
5.375%, 07/24/23	4,125,000	4,128,918
Blackstone Private Credit Fund
2.625%, 12/15/26	2,845,000	2,436,363
Blue Owl Finance
3.125%, 06/10/31(B)	2,800,000	2,178,957
BNP Paribas
4.625%, 03/13/27(B)	1,275,000	1,245,176
4.375%, 09/28/25(B)	1,275,000	1,249,721
4.375%, 05/12/26(B)	250,000	243,768
4.250%, 10/15/24	2,150,000	2,118,798
1.675%, U.S. SOFR + 0.912%, 06/30/27(A)(B)	2,450,000	2,174,351
BPCE
2.045%, U.S. SOFR + 1.087%, 10/19/27(A)(B)	2,500,000	2,209,036
Brookfield Finance
4.850%, 03/29/29	1,435,000	1,426,731
Caisse d’Amortissement de la Dette Sociale
2.125%, 01/26/32(B)	2,500,000	2,165,561
1.000%, 10/21/30(B)	2,500,000	2,018,250
0.375%, 05/27/24(B)	2,500,000	2,360,813
Cantor Fitzgerald
4.875%, 05/01/24(B)	215,000	211,944
Capital One Financial
5.268%, U.S. SOFR + 2.370%, 05/10/33(A)	1,770,000	1,735,556
4.927%, U.S. SOFR + 2.057%, 05/10/28(A)	675,000	666,374
4.200%, 10/29/25	1,050,000	1,027,436
3.750%, 04/24/24	275,000	270,988
3.500%, 06/15/23	503,000	500,667
2.636%, U.S. SOFR + 1.290%, 03/03/26(A)	50,000	47,349
CDP Financial MTN 1.000%, 05/26/26(B)	2,500,000	2,248,818

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Central American Bank for Economic Integration
5.000%, 02/09/26(B)	$500,000	$499,900
Citigroup
8.125%, 07/15/39	785,000	1,039,906
6.625%, 06/15/32	525,000	575,428
5.026%, U.S. SOFR + 0.694%, 01/25/26(A)	2,261,000	2,234,743
4.650%, 07/23/48	495,000	472,367
4.600%, 03/09/26	40,000	39,766
4.450%, 09/29/27	1,920,000	1,883,737
4.412%, U.S. SOFR + 3.914%, 03/31/31(A)	600,000	575,518
3.785%, U.S. SOFR + 1.939%, 03/17/33(A)	4,150,000	3,759,606
3.700%, 01/12/26	55,000	53,724
3.400%, 05/01/26	330,000	317,835
2.666%, U.S. SOFR + 1.146%, 01/29/31(A)	1,590,000	1,368,521
2.014%, U.S. SOFR + 0.694%, 01/25/26(A)	2,500,000	2,350,403
1.281%, U.S. SOFR + 0.528%, 11/03/25(A)	2,500,000	2,330,346
0.776%, U.S. SOFR + 0.686%, 10/30/24(A)	2,500,000	2,416,597
Colombia Government International Bond
5.625%, 02/26/44	1,200,000	912,851
Community Preservation
2.867%, 02/01/30	2,400,000	2,077,661
Conservation Fund A Nonprofit
3.474%, 12/15/29	2,116,000	1,859,628
Cooperatieve Rabobank UA
1.004%, H15T1Y + 0.730%, 09/24/26(A)(B)	444,000	395,955
Corebridge Financial
3.900%, 04/05/32(B)	80,000	72,867
Council of Europe Development Bank
3.000%, 06/16/25	2,500,000	2,429,750
Deutsche Bank NY
1.686%, 03/19/26	2,500,000	2,277,341
Enel Finance International
7.500%, 10/14/32(B)	600,000	675,765
5.000%, 06/15/32(B)	1,100,000	1,048,148
European Investment Bank
3.250%, 11/15/27	1,800,000	1,757,448
2.875%, 06/13/25(B)	2,500,000	2,427,475
2.125%, 04/13/26	1,000,000	942,920
0.875%, 05/17/30	3,500,000	2,881,025
0.625%, 10/21/27	5,000,000	4,329,268

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Fairfax Financial Holdings
4.850%, 04/17/28	$900,000	$874,172
Goldman Sachs Group
5.700%, 11/01/24	7,330,000	7,437,435
4.387%, U.S. SOFR + 1.510%, 06/15/27(A)	2,500,000	2,447,405
4.017%, ICE LIBOR USD 3 MONTH + 1.373%, 10/31/38(A)	2,795,000	2,479,184
3.615%, U.S. SOFR + 1.846%, 03/15/28(A)	3,075,000	2,928,277
3.272%, ICE LIBOR USD 3 MONTH + 1.201%, 09/29/25(A)	1,330,000	1,288,770
Golub Capital BDC
2.500%, 08/24/26	3,530,000	3,095,732
HSBC Holdings
8.113%, U.S. SOFR + 4.250%, 11/03/33(A)	1,000,000	1,147,171
6.800%, 06/01/38	250,000	270,034
6.500%, 09/15/37	1,525,000	1,670,770
6.500%, 05/02/36	510,000	549,677
4.950%, 03/31/30	725,000	727,269
4.762%, U.S. SOFR + 2.530%, 03/29/33(A)	1,275,000	1,176,511
4.375%, 11/23/26	420,000	413,452
4.300%, 03/08/26	2,900,000	2,840,050
3.950%, ICE LIBOR USD 3 MONTH + 0.987%, 05/18/24(A)	1,025,000	1,020,403
2.848%, U.S. SOFR + 2.387%, 06/04/31(A)	675,000	571,167
2.357%, U.S. SOFR + 1.947%, 08/18/31(A)	700,000	566,377
0.976%, U.S. SOFR + 0.708%, 05/24/25(A)	850,000	798,346
ING Groep
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	3,765,000	3,427,856
Inter-American Development Bank
4.603%, U.S. SOFR + 0.280%, 04/12/27(A)	1,500,000	1,500,116
1.125%, 01/13/31	2,500,000	2,055,549
0.500%, 05/24/23	1,500,000	1,480,395
Intercontinental Exchange
2.650%, 09/15/40	2,245,000	1,649,898
International Bank for Reconstruction & Development
4.696%, SOFRINDX + 0.390%, 06/17/24(A)	2,500,000	2,507,950

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
4.075%, U.S. SOFR + 0.300%, 08/06/24(A)	$2,028,000	$2,034,632
1.875%, 06/19/23	1,215,000	1,200,905
1.625%, 11/03/31	5,000,000	4,213,938
0.750%, 08/26/30	2,500,000	2,009,800
0.000%, 03/31/27(F)	2,500,000	2,241,515
International Finance MTN
4.423%, U.S. SOFR + 0.090%, 04/03/24(A)	2,500,000	2,498,051
Jackson National Life Global Funding
5.480%, U.S. SOFR + 1.150%, 06/28/24(A)(B)	8,360,000	8,396,366
JPMorgan Chase
8.750%, 09/01/30	945,000	1,121,189
7.625%, 10/15/26	75,000	82,753
5.717%, U.S. SOFR + 2.580%, 09/14/33(A)	350,000	361,106
4.912%, U.S. SOFR + 2.080%, 07/25/33(A)	4,340,000	4,324,105
4.493%, U.S. SOFR + 3.790%, 03/24/31(A)	850,000	829,791
4.250%, 10/01/27	699,000	692,116
4.032%, ICE LIBOR USD 3 MONTH + 1.460%, 07/24/48(A)	830,000	725,186
4.023%, ICE LIBOR USD 3 MONTH + 1.000%, 12/05/24(A)	1,730,000	1,712,940
3.897%, ICE LIBOR USD 3 MONTH + 1.220%, 01/23/49(A)	270,000	230,531
3.797%, ICE LIBOR USD 3 MONTH + 0.890%, 07/23/24(A)	2,235,000	2,220,069
3.625%, 12/01/27	240,000	230,544
3.328%, U.S. SOFR + 1.580%, 04/22/52(A)	2,075,000	1,574,308
2.956%, U.S. SOFR + 2.515%, 05/13/31(A)	3,325,000	2,884,609
2.522%, U.S. SOFR + 2.040%, 04/22/31(A)	725,000	619,606
0.768%, U.S. SOFR + 0.490%, 08/09/25(A)	2,500,000	2,328,103
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	2,500,000	2,212,693
Liberty Utilities Finance GP 1
2.050%, 09/15/30(B)	2,500,000	1,972,653
Lloyds Banking Group
7.953%, H15T1Y + 3.750%, 11/15/33(A)	425,000	485,527
4.650%, 03/24/26	1,000,000	983,570

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
4.582%, 12/10/25	$1,463,000	$1,428,242
4.500%, 11/04/24	325,000	321,813
Macquarie Group
6.207%, 11/22/24(B)	9,100,000	9,277,597
1.340%, U.S. SOFR + 1.069%, 01/12/27(A)(B)	825,000	733,235
Massachusetts Higher Education Assistance
2.673%, 07/01/31	500,000	423,786
Mitsubishi UFJ Financial Group
1.538%, H15T1Y + 0.750%, 07/20/27(A)	2,105,000	1,863,072
Morgan Stanley
4.431%, ICE LIBOR USD 3 MONTH + 1.628%, 01/23/30(A)	475,000	462,879
3.950%, 04/23/27	2,205,000	2,131,461
3.875%, 04/29/24	1,630,000	1,614,725
3.217%, U.S. SOFR + 1.485%, 04/22/42(A)	940,000	750,835
3.125%, 07/27/26	250,000	236,939
0.864%, U.S. SOFR + 0.745%, 10/21/25(A)	3,000,000	2,779,401
National Bank of Canada MTN
0.550%, H15T1Y + 0.400%, 11/15/24(A)	2,500,000	2,409,041
NatWest Group
6.000%, 12/19/23	2,275,000	2,283,430
5.125%, 05/28/24	100,000	99,776
4.269%, ICE LIBOR USD 3 MONTH + 1.762%, 03/22/25(A)	1,930,000	1,905,100
2.359%, H15T1Y + 2.150%, 05/22/24(A)	2,500,000	2,473,034
1.642%, H15T1Y + 0.900%, 06/14/27(A)	1,750,000	1,555,557
Nederlandse Waterschapsbank
1.000%, 05/28/30(B)	2,500,000	2,042,177
OMERS Finance Trust
4.000%, 04/19/52(B)	2,000,000	1,704,740
OPEC Fund for International Development
4.500%, 01/26/26(B)	900,000	896,883
Owl Rock Capital
3.400%, 07/15/26	1,140,000	1,029,373
2.875%, 06/11/28	1,190,000	986,595
OWS Cre Funding I
9.269%, ICE LIBOR USD 1 MONTH + 4.900%, 09/01/23(A)(B)	3,500,000	3,364,885
Prudential Financial MTN
1.500%, 03/10/26	2,500,000	2,280,300

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Santander Holdings USA
5.807%, U.S. SOFR + 2.328%, 09/09/26(A)	$1,950,000	$1,968,068
3.244%, 10/05/26	3,020,000	2,841,092
Shell International Finance BV
3.750%, 09/12/46	945,000	805,786
Toronto-Dominion Bank MTN
4.773%, U.S. SOFR + 0.450%, 09/28/23(A)	1,250,000	1,250,500
Truist Bank
2.636%, H15T5Y + 1.150%, 09/17/29(A)	2,735,000	2,578,718
UBS Group
5.959%, H15T1Y + 2.200%, 01/12/34(A)(B)	1,725,000	1,817,014
1.494%, H15T5Y + 0.850%, 08/10/27(A)(B)	495,000	435,883
UniCredit MTN
7.296%, USD ICE Swap 5 Yr + 4.914%, 04/02/34(A)(B) .	2,000,000	1,944,531
5.459%, H15T5Y + 4.750%, 06/30/35(A)(B)	925,000	809,247
Unum Group
6.750%, 12/15/28	465,000	494,718
USAA Capital
2.125%, 05/01/30(B)	2,500,000	2,122,068
1.500%, 05/01/23(B)	1,750,000	1,735,764
Wells Fargo MTN
5.013%, U.S. SOFR +
4.502%, 04/04/51(A)	2,075,000	2,045,759
4.897%, U.S. SOFR + 2.100%, 07/25/33(A)	600,000	597,674
4.300%, 07/22/27	1,225,000	1,211,313
4.100%, 06/03/26	425,000	417,731
3.068%, U.S. SOFR + 2.530%, 04/30/41(A)	680,000	530,190
2.572%, U.S. SOFR + 1.262%, 02/11/31(A)	50,000	43,089
2.188%, U.S. SOFR + 2.000%, 04/30/26(A)	670,000	630,304
2.164%, ICE LIBOR USD 3 MONTH + 0.750%, 02/11/26(A)	1,010,000	953,038
WLB Asset II D Pte
6.500%, 12/21/26(B)	2,500,000	2,505,202

		279,883,394

HEALTH CARE — 0.7%
Cigna
7.875%, 05/15/27	651,000	728,443
4.125%, 11/15/25	250,000	247,171
3.750%, 07/15/23	498,000	495,259

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTH CARE — continued
CVS Health
5.050%, 03/25/48	$3,725,000	$3,541,423
4.780%, 03/25/38	1,050,000	1,005,058
4.125%, 04/01/40	225,000	196,493
3.750%, 04/01/30	175,000	163,967
1.875%, 02/28/31	5,530,000	4,482,785
Royalty Pharma
1.750%, 09/02/27	1,135,000	986,444
Zoetis
4.500%, 11/13/25	600,000	598,285

		12,445,328

INDUSTRIALS — 0.8%
BNSF Railway 2007-1 Pass Through Trust
5.996%, 04/01/24	10,932	10,905
Burlington Northern and Santa Fe Railway Pass Through Trust, Ser 2006-1
5.720%, 01/15/24	5,271	5,364
Burlington Northern Santa Fe
4.375%, 09/01/42	25,000	23,641
3.750%, 04/01/24	1,025,000	1,013,738
Cemex
7.375%, 06/05/27(B)	1,000,000	1,028,000
5.450%, 11/19/29(B)	275,000	265,508
5.200%, 09/17/30(B)	1,925,000	1,800,602
CRH America
3.875%, 05/18/25(B)	700,000	683,129
Family Forest Impact Foundation
5.500%, 07/01/32	1,250,000	1,279,911
FedEx
5.250%, 05/15/50	800,000	784,155
Mileage Plus Holdings
6.500%, 06/20/27(B)	4,945,500	4,996,488
Nature Conservancy
3.957%, 03/01/52	2,485,000	2,086,019
Union Pacific
3.500%, 02/14/53	1,010,000	816,436
Union Pacific Railroad 2005 Pass Through Trust
5.082%, 01/02/29	43,821	44,336
Union Pacific Railroad 2007-3 Pass Through Trust
6.176%, 01/02/31	17,994	18,991

		14,857,223

INFORMATION TECHNOLOGY — 1.6%
Apple
3.950%, 08/08/52	485,000	435,547
3.000%, 06/20/27	2,500,000	2,389,985

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — continued
2.650%, 02/08/51	$680,000	$481,073
2.400%, 08/20/50	1,635,000	1,102,736
Arrow Electronics
3.875%, 01/12/28	1,977,000	1,858,884
3.250%, 09/08/24	1,875,000	1,814,189
Broadcom
4.150%, 11/15/30	435,000	405,782
4.110%, 09/15/28	525,000	506,298
3.875%, 01/15/27	2,030,000	1,955,994
Dell International
8.350%, 07/15/46	362,000	436,921
6.020%, 06/15/26	275,000	282,837
5.450%, 06/15/23	19,000	19,023
3.375%, 12/15/41(B)	3,540,000	2,548,911
Intel
4.150%, 08/05/32(C)	2,500,000	2,383,230
International Business Machines
2.950%, 05/15/50	810,000	571,689
Mastercard
1.900%, 03/15/31	2,500,000	2,104,110
Microchip Technology
0.983%, 09/01/24	975,000	913,087
NXP BV
4.875%, 03/01/24	280,000	279,376
3.875%, 06/18/26	250,000	241,338
Oracle
3.950%, 03/25/51	650,000	505,214
3.900%, 05/15/35	2,445,000	2,162,408
3.600%, 04/01/40	545,000	431,822
PayPal Holdings
3.250%, 06/01/50	2,940,000	2,184,413
VMware
4.650%, 05/15/27	1,920,000	1,900,233
1.400%, 08/15/26	525,000	464,895
0.600%, 08/15/23	400,000	390,914

		28,770,909

MATERIALS — 0.3%
Dow Chemical
9.400%, 05/15/39	166,000	230,713
7.375%, 11/01/29	430,000	492,511
5.550%, 11/30/48	35,000	35,477
FMG Resources August 2006 Pty
6.125%, 04/15/32(B)	2,500,000	2,437,500
Glencore Funding
1.625%, 09/01/25(B)	230,000	210,855
LG Chemical
4.375%, 07/14/25(B)	1,150,000	1,129,530
LYB International Finance III
3.375%, 10/01/40	1,255,000	965,169

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

MATERIALS — continued
2.250%, 10/01/30	$100,000	$83,219

		5,584,974

REAL ESTATE — 0.7%
Boston Properties
3.250%, 01/30/31	1,450,000	1,246,580
3.125%, 09/01/23	910,000	899,093
Corporate Office Properties
2.750%, 04/15/31	1,040,000	811,738
Equinix
2.500%, 05/15/31	4,293,000	3,587,496
ERP Operating
4.150%, 12/01/28	3,672,000	3,541,518
Host Hotels & Resorts
2.900%, 12/15/31	1,581,000	1,256,838
Spirit Realty
3.400%, 01/15/30	1,570,000	1,358,950

		12,702,213

UTILITIES — 3.0%
Alabama Power
3.700%, 12/01/47	1,845,000	1,509,829
Avangrid
3.800%, 06/01/29	2,500,000	2,342,959
3.150%, 12/01/24	2,545,000	2,457,085
Berkshire Hathaway Energy
6.125%, 04/01/36	74,000	82,129
CenterPoint Energy Houston Electric
3.350%, 04/01/51	1,100,000	868,122
CenterPoint Energy Resources
1.750%, 10/01/30	1,320,000	1,085,654
Commonwealth Edison
4.000%, 03/01/48	570,000	500,410
Consolidated Edison of New York
4.450%, 03/15/44	965,000	890,777
Dominion Energy
5.750%, ICE LIBOR USD 3 MONTH + 3.057%, 10/01/54(A)	1,450,000	1,399,606
Duke Energy Florida
3.850%, 11/15/42	520,000	442,986
3.200%, 01/15/27	710,000	681,717
Electricite de France
3.625%, 10/13/25(B)	1,000,000	973,006
Enel Finance International
6.000%, 10/07/39(B)	850,000	845,020
Exelon
3.950%, 06/15/25	1,270,000	1,249,851

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
Georgia Power
5.125%, 05/15/52	$2,500,000	$2,488,759
3.250%, 03/15/51	368,000	269,250
MidAmerican Energy
5.800%, 10/15/36	420,000	463,079
3.950%, 08/01/47	2,500,000	2,185,401
2.700%, 08/01/52	1,588,000	1,101,118
National Rural Utilities Cooperative Finance
4.150%, 12/15/32	2,500,000	2,388,552
NextEra Energy Capital Holdings
4.625%, 07/15/27	100,000	100,161
4.255%, 09/01/24	500,000	495,706
Niagara Mohawk Power
1.960%, 06/27/30(B)	2,500,000	2,044,754
NSTAR Electric
3.100%, 06/01/51	175,000	129,341
Pacific Gas and Electric
4.950%, 07/01/50	1,390,000	1,160,455
PacifiCorp
6.350%, 07/15/38	720,000	816,128
2.900%, 06/15/52	3,564,000	2,527,060
PECO Energy
4.150%, 10/01/44	1,015,000	912,625
3.000%, 09/15/49	1,005,000	735,875
Public Service Electric and Gas MTN
3.100%, 03/15/32	2,500,000	2,257,291
San Diego Gas & Electric
2.950%, 08/15/51	2,500,000	1,803,299
Solar Star Funding
3.950%, 06/30/35(B)	977,025	867,707
Southern
5.113%, 08/01/27	1,025,000	1,042,690
4.475%, 08/01/24 (D)	700,000	692,597
4.000%, H15T5Y + 3.733%, 01/15/51(A)	1,550,000	1,474,562
3.750%, H15T5Y + 2.915%, 09/15/51(A)	1,450,000	1,262,002
Southern California Edison
3.650%, 06/01/51	3,000,000	2,348,932
3.450%, 02/01/52	2,530,000	1,914,679
2.750%, 02/01/32	2,500,000	2,158,916
Southern Power
0.900%, 01/15/26	1,160,000	1,040,898
Union Electric
3.900%, 04/01/52	2,195,000	1,892,571

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued
Virginia Electric and Power
4.650%, 08/15/43	$775,000	$725,546

		52,629,105

Total Corporate Obligations (Cost $604,386,523)		579,014,273

U.S. TREASURY OBLIGATIONS — 23.0%

	Face Amount	Value
U.S. Treasury Bonds
4.000%, 11/15/42	$618,000	$636,154
3.375%, 08/15/42	8,500,000	8,036,484
3.250%, 05/15/42	80,000	74,225
3.000%, 08/15/48	1,295,000	1,141,674
3.000%, 02/15/49	985,000	870,763
3.000%, 08/15/52	38,852,000	34,377,949
2.875%, 05/15/52	56,585,000	48,760,355
2.500%, 02/15/45	15,310,000	12,351,462
2.500%, 02/15/46	1,775,000	1,426,171
2.500%, 05/15/46	1,735,000	1,393,490
2.375%, 02/15/42	870,000	703,816
2.375%, 11/15/49	395,000	307,221
2.250%, 08/15/46	1,805,000	1,378,216
2.250%, 02/15/52	21,710,000	16,311,334
2.000%, 11/15/41	1,305,000	991,698
2.000%, 02/15/50	4,745,000	3,388,783
2.000%, 08/15/51	6,755,000	4,789,453
1.875%, 02/15/41	935,000	702,821
1.875%, 02/15/51	325,000	223,907
1.875%, 11/15/51	32,870,000	22,562,173
1.625%, 11/15/50	4,615,000	2,984,968
1.375%, 11/15/40	2,815,000	1,947,958
1.250%, 05/15/50	625,000	367,261
1.125%, 05/15/40	605,000	403,507
1.125%, 08/15/40	3,655,000	2,425,150
U.S. Treasury Notes
4.666%, US Treasury 3 Month Bill Money Market Yield + 0.037%, 07/31/24(A)	26,900,000	26,890,579
4.250%, 12/31/24	925,000	925,000
4.125%, 01/31/25	2,600,000	2,595,938
4.125%, 11/15/32	700,000	734,344
4.000%, 10/31/29	1,827,000	1,872,532
3.875%, 01/15/26	1,050,000	1,048,770
3.875%, 12/31/27	4,950,000	5,006,074
3.875%, 12/31/29	300,000	305,109
3.500%, 01/31/28	6,095,000	6,062,513
2.875%, 05/15/32	14,020,000	13,351,859
2.750%, 04/30/27	1,676,000	1,614,459
2.750%, 05/31/29	3,860,000	3,676,952
2.750%, 08/15/32	4,860,000	4,572,956
2.375%, 03/31/29	5,640,000	5,260,842
2.375%, 05/15/29	918,000	855,605
1.875%, 02/15/32	1,730,000	1,518,007

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
1.750%, 11/15/29	$1,050,000	$941,104
1.625%, 08/15/29	1,340,000	1,193,438
1.625%, 05/15/31	1,485,000	1,292,008
1.500%, 02/15/30	265,000	232,620
1.375%, 12/31/28	6,335,000	5,595,834
1.375%, 11/15/31	13,805,000	11,638,801
1.250%, 08/15/31	10,810,000	9,070,688
1.125%, 02/29/28	4,795,000	4,245,073
1.125%, 08/31/28	505,000	441,993
1.125%, 02/15/31	4,625,000	3,893,491
0.875%, 09/30/26	107,950,000	97,370,057
0.875%, 11/15/30	16,360,000	13,521,284
0.750%, 01/31/28	1,450,000	1,261,670
0.625%, 11/30/27	3,350,000	2,908,480
0.625%, 12/31/27	7,560,000	6,550,622
0.625%, 05/15/30	595,000	486,715
0.625%, 08/15/30	295,000	240,183
0.500%, 04/30/27	5,860,000	5,136,198

Total U.S. Treasury Obligations (Cost $449,856,530)		410,868,791

ASSET-BACKED SECURITIES — 5.6%

	Face Amount	Value
Automotive — 2.5%
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl D
4.850%, 06/13/28 (B)	$2,555,000	$2,440,963
CAL Receivables 2022-1, Ser 2022-1, Cl B
8.645%, SOFR30A + 4.350%, 10/15/26 (A)(B)	2,520,000	2,462,693
Carmax Auto Owner Trust 2019- 2, Ser 2019-2, Cl D
3.410%, 10/15/25	2,010,000	1,985,714
Carvana Auto Receivables Trust 2019-2, Ser 2019-2A, Cl D
3.280%, 01/15/25 (B)	1,768,660	1,755,409
Credit Acceptance Auto Loan Trust 2020-3, Ser 2020-3A, Cl C
2.280%, 02/15/30 (B)	1,200,000	1,132,972
Drive Auto Receivables Trust 2019-3, Ser 2019-3, Cl D
3.180%, 10/15/26	94,609	93,725
Drive Auto Receivables Trust 2020-2, Ser 2020-2, Cl D
3.050%, 05/15/28	2,200,000	2,149,705
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl D
1.550%, 06/15/27	5,200,000	4,773,733

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl D
4.560%, 07/17/28	$3,200,000	$3,068,688
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl D
6.760%, 09/15/28	3,000,000	2,996,773
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	3,945,000	4,060,699
Flagship Credit Auto Trust, Ser 2019-3, Cl E
3.840%, 12/15/26 (B)	3,825,000	3,592,298
Flagship Credit Auto Trust, Ser 2022-2, Cl D
5.800%, 04/17/28 (B)	190,000	181,696
Ford Credit Auto Owner Trust 2021-REV1, Ser 2021-1, Cl D
2.310%, 10/17/33 (B)	1,750,000	1,537,869
GLS Auto Receivables Issuer Trust 2021-4, Ser 2021-4A, Cl D
2.480%, 10/15/27 (B)	3,500,000	3,146,391
GLS Auto Receivables Issuer Trust, Ser 2022-2A, Cl D
6.150%, 04/17/28 (B)	2,500,000	2,438,214
Santander Drive Auto Receivables Trust 2019-1, Ser 2019-1, Cl D
3.650%, 04/15/25	336,702	336,144
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl C
6.690%, 03/17/31	3,340,000	3,502,107
Tesla Auto Lease Trust, Ser 2021-A, Cl B
1.020%, 03/20/25 (B)	1,000,000	961,861
Westlake Automobile Receivables Trust 2022-1, Ser 2022-1A, Cl D
3.490%, 03/15/27 (B)	345,000	321,834
Westlake Automobile Receivables Trust 2023-1, Ser 2023-1A, Cl D
6.790%, 11/15/28 (B)	1,400,000	1,414,974

		44,354,462

Other Asset-Backed Securities — 3.1%
AEP Texas Central Transition Funding III, Ser 2012-1, Cl A3
2.845%, 03/01/26	59,182	57,744
Barclays Commercial Mortgage Trust 2019-C4, Ser C4, Cl C
3.469%, 08/15/52	1,300,000	1,033,448
Benchmark 2019-B10 Mortgage Trust, Ser B10, Cl C
3.750%, 03/15/62	1,200,000	982,384

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Benchmark 2022-B35 Mortgage Trust, Ser B35, Cl C
4.445%, 05/15/55 (A)	$1,000,000	$808,618
BMO 2023-C4 Mortgage Trust, Ser C4, Cl C
5.864%, 02/15/56 (A)	960,000	877,364
DRIVEN BRANDS FUNDING, Ser 2019-1A, Cl A2
4.641%, 04/20/49 (B)	3,513,600	3,296,164
Finance of America 2022-S4
3.000%, 01/25/57	3,012,416	2,737,361
GoodLeap Sustainable Home Solutions Trust 2021-5, Ser 2021-5CS, Cl B
2.560%, 10/20/48 (B)	2,384,661	1,809,215
GoodLeap Sustainable Home Solutions Trust 2023-1, Ser 2023-1GS, Cl A
5.520%, 02/22/55 (B)	1,815,000	1,814,445
GoodLeap Sustainable Home Solutions Trust, Ser 2022-3CS, Cl B
5.500%, 07/20/49 (B)	1,250,000	1,132,092
GoodLeap Sustainable Home Solutions Trust, Ser 2022-4CS, Cl B
5.550%, 11/20/54 (B)	1,118,000	995,666
KKR CLO 41, Ser 2022-41A, Cl C
6.882%, TSFR3M + 2.250%, 04/15/35 (A)(B)	3,500,000	3,312,288
Morgan Stanley Capital I Trust 2019-H7, Ser H7, Cl C
4.128%, 07/15/52	1,809,000	1,459,379
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (B)	1,349,038	1,130,072
Navient Student Loan Trust 2016-1, Ser 2016-1A, Cl A
5.206%, ICE LIBOR USD 1 Month + 0.700%, 02/25/70 (A)(B)	409,365	401,084
Navient Student Loan Trust 2016-5, Ser 2016-5A, Cl A
5.756%, ICE LIBOR USD 1 MONTH + 1.250%, 06/25/65 (A)(B)	516,072	504,146
Navient Student Loan Trust 2016-6, Ser 2016-6A, Cl A3
5.806%, ICE LIBOR USD 1 Month + 1.300%, 03/25/66 (A)(B)	115,000	114,788
Navient Student Loan Trust 2018-2, Ser 2018-2A, Cl A3
5.256%, ICE LIBOR USD 1 MONTH + 0.750%, 03/25/67 (A)(B)	5,597,201	5,482,600

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Navient Student Loan Trust 2021-1, Ser 2021-1A, Cl A1B
5.106%, ICE LIBOR USD 1 MONTH + 0.600%, 12/26/69 (A)(B)	$5,414,498	$5,262,490
Neuberger Berman Loan Advisers CLO, Ser 2022-47A, Cl C
6.682%, TSFR3M + 2.050%, 04/14/35 (A)(B)	6,000,000	5,611,818
SBAP 2004-20K 1
4.880%, 11/01/24	1,544	1,520
SBAP 2006-20B 1
5.350%, 02/01/26	1,555	1,537
SBAP 2006-20C 1
5.570%, 03/01/26	1,400	1,387
SBAP 2007-20C 1
5.230%, 03/01/27	1,456	1,378
SLM Student Loan Trust 2004-3, Ser 2014-3A, Cl A6B
5.368%, ICE LIBOR USD 3 MONTH + 0.550%, 10/25/64 (A)(B)	3,103,992	3,009,935
SLM Student Loan Trust 2009-3, Ser 2009-3, Cl A
5.256%, ICE LIBOR USD 1 MONTH + 0.750%, 01/25/45 (A)(B)	1,972,116	1,905,955
SMB Private Education Loan Trust 2017-B, Ser 2017-B, Cl A2A
2.820%, 10/15/35 (B)	100,564	96,183
SMB Private Education Loan Trust 2018-A, Ser 2018-A, Cl A2A
3.500%, 02/15/36 (B)	1,016,967	974,763
SOUND POINT CLO XXII, Ser 2021-1A, Cl CR
7.058%, ICE LIBOR USD 3 MONTH + 2.250%, 01/20/32 (A)(B)	3,480,000	3,344,047
United States Small Business Administration
5.090%, 10/01/25	7,865	7,701
United States Small Business Administration, Ser 2003-20B, Cl 1
4.840%, 02/01/23	512	512
United States Small Business Administration, Ser 2003-20J, Cl 1
4.920%, 10/01/23	644	639
United States Small Business Administration, Ser 2003-20K, Cl 1
4.980%, 11/01/23	3,176	3,151

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
United States Small Business Administration, Ser 2004-20L, Cl 1
4.870%, 12/01/24	$1,459	$1,450
United States Small Business Administration, Ser 2005-20A, Cl 1
4.860%, 01/01/25	550	543
United States Small Business Administration, Ser 2005-20E, Cl 1
4.840%, 05/01/25	494	487
United States Small Business Administration, Ser 2005-20G, Cl 1
4.750%, 07/01/25	2,443	2,411
United States Small Business Administration, Ser 2005-20H, Cl 1
5.110%, 08/01/25	5,535	5,490
United States Small Business Administration, Ser 2006-20F, Cl 1
5.820%, 06/01/26	733	722
United States Small Business Administration, Ser 2006-20G, Cl 1
6.070%, 07/01/26	2,140	2,127
United States Small Business Administration, Ser 2006-20H, Cl 1
5.700%, 08/01/26	1,594	1,592
United States Small Business Administration, Ser 2007-20D, Cl 1
5.320%, 04/01/27	4,983	4,917
United States Small Business Administration, Ser 2007-20E, Cl 1
5.310%, 05/01/27	1,661	1,645
United States Small Business Administration, Ser 2007-20F, Cl 1
5.710%, 06/01/27	3,512	3,470
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (B)	633,043	589,443
Vivint Solar Financing VII, Ser 2020-1A, Cl A
2.210%, 07/31/51 (B)	1,337,886	1,052,962
Wellfleet CLO X, Ser 2021-XA, Cl BR
7.008%, ICE LIBOR USD 3 MONTH + 2.200%, 07/20/32 (A)(B)	2,000,000	1,917,370

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Wells Fargo Commercial Mortgage Trust 2018-C47, Ser C47, Cl C
4.930%, 09/15/61 (A)	$610,000	$543,403
Wells Fargo Commercial
Mortgage Trust 2019-C50, Ser C50, Cl C
4.345%, 05/15/52	2,000,000	1,680,011
Wells Fargo Commercial Mortgage Trust 2019-C52, Ser C52, Cl C
3.561%, 08/15/52	1,100,000	850,155
Wells Fargo Commercial Mortgage Trust 2022-C62, Ser C62, Cl C
4.351%, 04/15/55 (A)	875,000	666,963

		55,497,035

Total Asset-Backed Securities (Cost $101,952,590)		99,851,497

MUNICIPAL BONDS — 2.4%

	Face Amount	Value
Alaska — 0.2%
City of Port Lions Alaska
7.500%, 10/01/52	$3,025,000	$3,131,878

California — 1.0%
California Health Facilities Financing Authority
3.034%, 06/01/34	1,865,000	1,584,644
2.984%, 06/01/33	3,090,000	2,650,598
City & County of San Francisco California Community Facilities District No. 2014-1
6.332%, 09/01/51	1,250,000	1,330,697
3.482%, 09/01/50	2,500,000	1,832,742
City of Los Angeles California, Ser A
5.000%, 09/01/42	2,500,000	2,514,274
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	2,250,000	2,051,406
3.158%, 05/15/29	1,000,000	919,165
City of San Francisco California Public Utilities Commission Water Revenue, Ser E
2.825%, 11/01/41	1,000,000	782,260
Los Angeles Unified School District, Ser RY
6.758%, 07/01/34	100,000	117,036
Regents of the University of California Medical Center Pooled Revenue
4.563%, 05/15/53	600,000	581,689

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

MUNICIPAL BONDS — continued

	Face Amount	Value
State of California
7.625%, 03/01/40	$40,000	$52,995
7.550%, 04/01/39	100,000	133,164
7.500%, 04/01/34	675,000	851,219
7.300%, 10/01/39	625,000	796,432
Tuolumne Wind Project Authority
6.918%, 01/01/34	1,100,000	1,237,294

		17,435,615

Connecticut — 0.1%
Connecticut Green Bank
2.900%, 11/15/35	2,500,000	2,096,578
Hartford County Metropolitan District Clean Water Project Revenue, Ser S
2.952%, 11/01/42	270,000	208,558

		2,305,136

District of Columbia — 0.1%
District of Columbia
2.932%, 04/01/33	1,590,000	1,332,727

Florida — 0.1%
Florida Development Finance, RB
7.250%, 07/01/57 (A)(B)	2,500,000	2,495,677

Hawaii — 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Ser A- 2, RB
3.242%, 01/01/31	1,072,517	1,011,464

Illinois — 0.1%
State of Illinois
5.100%, 06/01/33	1,850,000	1,837,037

Massachusetts — 0.0%
Massachusetts Housing Finance Agency, Ser 226-SOCIAL
5.562%, 12/01/52	500,000	508,042

Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (B)	500,000	526,166

New Jersey — 0.2%
New Jersey Economic Development Authority
4.934%, 03/01/25	750,000	754,022
New Jersey Housing & Mortgage Finance Agency, Ser C
3.100%, 11/01/40	3,100,000	2,463,982
New Jersey Turnpike Authority
7.414%, 01/01/40	275,000	359,197
7.102%, 01/01/41	925,000	1,175,768

		4,752,969

New York — 0.3%
Metropolitan Transportation Authority, Ser C2
5.175%, 11/15/49	1,250,000	1,153,013

MUNICIPAL BONDS — continued

	Face Amount	Value
New York State Energy Research & Development Authority, Ser A
4.871%, 04/01/37	$3,330,000	$3,115,474

		4,268,487

Pennsylvania — 0.1%
Redevelopment Authority of the City of Philadelphia, Ser A
3.172%, 09/01/41	2,000,000	1,532,362

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	300,000	305,467

Wisconsin — 0.1%
County of Fond Du Lac Wisconsin
5.569%, 11/01/51 (B)	2,350,000	2,362,035

Total Municipal Bonds (Cost $43,571,466)		43,805,062

PREFERRED STOCK — 0.2%

	Shares	Value

PREFERRED STOCK — 0.2%
Citigroup Capital XIII, 11.172%, ICE LIBOR USD 3 MONTH + 6.370%, 10/30/40 (A)	108,715	$3,122,295

Total Preferred Stock (Cost $2,861,568)		3,122,295

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

	Face Amount	Value
United States International Development Finance
1.790%, 10/15/29	$402,095	$365,006

Total U.S. Government Agency Obligations (Cost $375,972)		365,006

SHORT-TERM INVESTMENT — 0.1%

	Face Amount	Value
State Street Institutional US Government Money Market Fund, Premier Class, 2.960%, (E)	$963,389	$963,389

Total Short-Term Investments (Cost $963,389)		963,389

Total Investments in Securities— 97.5% (Cost $1,842,722,352)		$1,738,731,642

Catholic Responsible Investments	Bond Fund January 31, 2023 (Unaudited)

Percentages are based on Net Assets of $1,782,660,977.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2023 was $305,363,211 and represented 17.1% of Net Assets.

(C)	This security or a partial position of this security is on loan at January 31, 2023. The total market value of securities on loan at January 31, 2023 was $921,830.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2023, was $963,389.
(F)	Zero coupon security.

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — US Treas Yield Curve Rate T Note Const Mat 1 Yr

H15T5Y — US Treas Yield Curve Rate T Note Const Mat 5 Yr

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

RB — Revenue Bond

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30-day Average

SOFRINDX — Secured Overnight Financing Rate Index

STACR — Structured Agency Credit Risk

TSFR1M — Term Structured Financing Rate 1 Month Average

TSFR3M — Term Structured Financing Rate 3 Month Average

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0300

Catholic Responsible Investments	Opportunistic Bond Fund January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 30.3%

	Face Amount	Value

COMMUNICATION SERVICES — 1.0%
Meta Platforms
4.450%, 08/15/52	$3,114,000	$2,719,439
Time Warner Cable Enterprises
8.375%, 03/15/23	1,500,000	1,506,189
T-Mobile USA
5.650%, 01/15/53	1,197,000	1,248,732

		5,474,360

CONSUMER DISCRETIONARY — 2.3%
General Motors
5.600%, 10/15/32	2,671,000	2,636,321
5.400%, 10/15/29	1,175,000	1,164,536
5.200%, 04/01/45	970,000	847,311
General Motors Financial
4.300%, 07/13/25	1,577,000	1,545,473
Lennar
5.250%, 06/01/26	1,500,000	1,512,384
Lowe’s
5.625%, 04/15/53	2,272,000	2,344,858
Marriott International
4.650%, 12/01/28	1,500,000	1,484,131
Starbucks
2.550%, 11/15/30	413,000	359,967

		11,894,981

CONSUMER STAPLES — 0.6%
CVS Pass-Through Trust
6.036%, 12/10/28	1,574,296	1,583,718
Delta Air Lines
4.750%, 10/20/28(A)	500,000	486,443
Kraft Heinz Foods
3.000%, 06/01/26	1,388,000	1,319,042

		3,389,203

ENERGY — 1.2%
Continental Resources
3.800%, 06/01/24	980,000	960,233
Devon Energy
7.875%, 09/30/31	340,000	398,477
Diamondback Energy
6.250%, 03/15/33	1,690,000	1,798,601
Equities
5.700%, 04/01/28	500,000	505,905
5.678%, 10/01/25	250,000	250,162
Hess
7.875%, 10/01/29	120,000	136,422
7.300%, 08/15/31	210,000	235,300
Hydro-Quebec
8.050%, 07/07/24	500,000	522,736

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
MidAmerican Energy
3.100%, 05/01/27	$1,292,000	$1,231,310

		6,039,146

FINANCIALS — 20.1%
ABN AMRO Bank
2.470%, H15T1Y +
1.100%, 12/13/29(A)(B)	1,000,000	842,592
Aflac
1.125%, 03/15/26	1,500,000	1,352,128
African Development Bank
0.750%, 04/03/23	2,700,000	2,681,694
Bank of America MTN
4.827%, U.S. SOFR + 1.750%, 07/22/26(B)	945,000	942,476
3.559%, ICE LIBOR USD 3 Month + 1.060%, 04/23/27(B)	1,750,000	1,673,684
1.530%, U.S. SOFR + 0.650%, 12/06/25(B)	1,000,000	934,160
Barclays
1.007%, H15T1Y + 0.800%, 12/10/24(B)	1,370,000	1,316,582
BB Blue Financing DAC
4.395%, 09/20/29	2,500,000	2,468,136
Blackstone Private Credit Fund
2.625%, 12/15/26	2,625,000	2,246,800
2.350%, 11/22/24	3,000,000	2,807,319
Blue Owl Finance
3.125%, 06/10/31(A)	1,325,000	1,031,114
BPCE
2.045%, U.S. SOFR + 1.087%, 10/19/27(A)(B)	1,000,000	883,615
Caisse d’Amortissement de la
Dette Sociale
3.000%, 05/17/25(A)	1,000,000	970,530
0.375%, 05/27/24(A)	1,000,000	944,325
Cantor Fitzgerald
4.875%, 05/01/24(A)	1,140,000	1,123,492
Capital One Financial
4.166%, U.S. SOFR + 1.370%, 05/09/25(B)	2,805,000	2,758,533
CDP Financial MTN
1.000%, 05/26/26(A)	1,000,000	899,527
Central American Bank for Economic Integration
5.000%, 02/09/26(A)	500,000	499,900
Citigroup
5.026%, U.S. SOFR + 0.694%, 01/25/26(B)	1,000,000	988,387
3.785%, U.S. SOFR + 1.939%, 03/17/33(B)	1,380,000	1,250,182

Catholic Responsible Investments	Opportunistic Bond Fund January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
2.014%, U.S. SOFR + 0.694%, 01/25/26(B)	$1,284,000	$1,207,167
1.281%, U.S. SOFR + 0.528%, 11/03/25(B)	1,000,000	932,138
0.776%, U.S. SOFR + 0.686%, 10/30/24(B)	1,000,000	966,639
Conservation Fund A Nonprofit
3.474%, 12/15/29	1,000,000	878,841
Council of Europe Development Bank
3.000%, 06/16/25	1,000,000	971,900
Deutsche Bank NY
1.686%, 03/19/26	1,000,000	910,936
European Investment Bank
3.250%, 11/15/27	700,000	683,452
2.875%, 06/13/25(A)	2,000,000	1,941,980
2.375%, 05/24/27	1,253,000	1,182,732
2.125%, 04/13/26	500,000	471,460
0.625%, 10/21/27	2,000,000	1,731,707
Goldman Sachs Group
5.700%, 11/01/24	2,940,000	2,983,091
4.387%, U.S. SOFR + 1.510%, 06/15/27(B)	1,000,000	978,962
0.855%, U.S. SOFR + 0.609%, 02/12/26(B)	1,100,000	1,007,648
Golub Capital BDC
2.500%, 08/24/26	1,610,000	1,411,934
HSBC Holdings
4.292%, ICE LIBOR USD 3 Month + 1.348%, 09/12/26(B)	1,750,000	1,702,823
ING Groep
1.400%, H15T1Y + 1.100%, 07/01/26(A)(B)	1,000,000	910,453
Inter-American Development Bank
4.611%, U.S. SOFR + 0.280%, 04/12/27(B)	1,000,000	1,000,077
International Bank for Reconstruction & Development
4.701%, SOFRINDX + 0.390%, 06/17/24(B)	1,000,000	1,003,180
4.633%, U.S. SOFR + 0.300%, 08/06/24(B)	1,500,000	1,504,905
1.875%, 06/19/23	1,000,000	988,399
0.000%, 03/31/27(C)	2,500,000	2,241,515
International Finance
4.421%, U.S. SOFR + 0.090%, 04/03/24(B)	2,000,000	1,998,441
0.500%, 03/20/23	1,000,000	994,800

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Jackson National Life Global Funding
5.480%, U.S. SOFR + 1.150%, 06/28/24(A)(B)	$3,390,000	$3,404,747
John Hancock Life Insurance
7.375%, 02/15/24(A)	1,500,000	1,531,059
JPMorgan Chase
4.912%, U.S. SOFR + 2.080%, 07/25/33(B)	1,760,000	1,753,554
3.559%, ICE LIBOR USD 3 Month + 0.730%, 04/23/24(B)	2,000,000	1,992,507
0.768%, U.S. SOFR + 0.490%, 08/09/25(B)	1,000,000	931,241
0.563%, U.S. SOFR + 0.420%, 02/16/25(B)	1,168,000	1,110,394
Kansas City Southern
3.850%, 11/15/23	435,000	429,617
Kreditanstalt fuer Wiederaufbau
1.750%, 09/14/29	1,000,000	885,077
Liberty Mutual Insurance
7.875%, 10/15/26(A)	1,250,000	1,354,397
Liberty Utilities Finance GP 1
2.050%, 09/15/30(A)	1,000,000	789,061
Macquarie Group MTN
6.207%, 11/22/24(A)	3,630,000	3,700,844
Morgan Stanley MTN
1.512%, U.S. SOFR + 0.858%, 07/20/27(B)	2,750,000	2,450,423
0.864%, U.S. SOFR + 0.745%, 10/21/25(B)	1,000,000	926,467
National Bank of Canada MTN
0.550%, H15T1Y + 0.400%, 11/15/24(B)	2,000,000	1,927,233
NatWest Group
2.359%, H15T1Y + 2.150%, 05/22/24(B)	1,000,000	989,214
Nederlandse Waterschapsbank
1.000%, 05/28/30(A)	1,000,000	816,871
OPEC Fund for International Development
4.500%, 01/26/26(A)	450,000	448,442
Owl Rock Capital
3.750%, 07/22/25	2,075,000	1,945,094
OWS Cre Funding I
9.470%, ICE LIBOR USD 1 MONTH + 4.900%, 09/01/23(A)(B)	1,300,000	1,249,814

Catholic Responsible Investments	Opportunistic Bond Fund January 31, 2023 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

FINANCIALS — continued
Prudential Financial MTN
5.700%, ICE LIBOR USD 3 Month + 2.665%, 09/15/48(B)	$2,115,000	$2,056,838
1.500%, 03/10/26	1,000,000	912,120
Prudential Insurance of America
8.300%, 07/01/25(A)	800,000	847,089
Santander Holdings USA
5.807%, U.S. SOFR + 2.328%, 09/09/26(B)	825,000	832,644
Santander UK Group Holdings
1.532%, H15T1Y + 1.250%, 08/21/26(B)	1,300,000	1,165,593
Societe Generale
5.000%, 01/17/24(A)	1,500,000	1,488,565
Synchrony Financial
4.875%, 06/13/25	1,200,000	1,176,985
Toronto-Dominion Bank MTN
4.780%, U.S. SOFR + 0.450%, 09/28/23(B)	2,000,000	2,000,800
Truist Bank
2.636%, H15T5Y + 1.150%, 09/17/29(B)	2,000,000	1,885,026
UBS Group
4.490%, H15T1Y + 1.600%, 08/05/25(A)(B)	765,000	757,317
USAA Capital
1.500%, 05/01/23(A)	1,000,000	991,865
WLB Asset II D Pte
6.500%, 12/21/26(A)	1,000,000	1,002,081

		102,973,335

INDUSTRIALS — 1.9%
AerCap Ireland Capital DAC
1.650%, 10/29/24	2,500,000	2,337,954
Delta Air Lines
4.500%, 10/20/25(A)	1,375,000	1,358,156
Mileage Plus Holdings
6.500%, 06/20/27(A)	3,033,000	3,064,270
Nature Conservancy
0.467%, 07/01/23	425,000	416,473
Spirit Airlines Pass Through Trust
3.650%, 02/15/30	979,958	814,943
Weir Group
2.200%, 05/13/26(A)	1,000,000	895,176
Westinghouse Air Brake Technologies
3.200%, 06/15/25	1,075,000	1,016,555

		9,903,527

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

INFORMATION TECHNOLOGY — 1.1%
Apple
3.000%, 06/20/27	$1,665,000	$1,591,730
2.850%, 02/23/23	2,000,000	1,998,114
Dell International
3.375%, 12/15/41(A)	1,370,000	986,443
Intel
4.150%, 08/05/32	1,000,000	953,292

		5,529,579

MATERIALS — 0.4%
Celanese US Holdings
5.900%, 07/05/24	295,000	296,604
Dow Chemical
7.375%, 03/01/23	600,000	601,093
LG Chemical
4.375%, 07/14/25(A)	570,000	559,854
3.250%, 10/15/24(A)	700,000	676,623

		2,134,174

REAL ESTATE — 0.2%
ERP Operating
4.150%, 12/01/28	1,000,000	964,466

UTILITIES — 1.5%
Avangrid
3.800%, 06/01/29	2,000,000	1,874,367
3.150%, 12/01/24	1,000,000	965,456
Electricite de France
3.625%, 10/13/25(A)	500,000	486,503
Enel Finance International
6.800%, 10/14/25(A)	2,200,000	2,278,456
Solar Star Funding
3.950%, 06/30/35(A)	706,465	627,420
Southern Power
4.150%, 12/01/25	1,000,000	983,966
0.900%, 01/15/26	1,000,000	897,326

		8,113,494

Total Corporate Obligations (Cost $159,161,424)		156,416,265

U.S. TREASURY OBLIGATIONS — 25.8%

	Face Amount	Value
U.S. Treasury Bonds
3.000%, 08/15/52	$11,230,000	$9,936,795
2.875%, 05/15/52	10,330,000	8,901,555
2.250%, 02/15/52	4,020,000	3,020,339
U.S. Treasury Notes
4.686%, US Treasury 3 Month Bill Money Market Yield + 0.037%, 07/31/24(B)	15,930,000	15,924,421

Catholic Responsible Investments	Opportunistic Bond Fund January 31, 2023 (Unaudited)

U.S. TREASURY OBLIGATIONS — continued

	Face Amount	Value
4.574%, US Treasury 3 Month Bill Money Market Yield + - 0.075%, 04/30/24(B)	$42,935,000	$42,879,545
4.125%, 01/31/25	6,370,000	6,360,047
4.125%, 11/15/32	10,280,000	10,814,881
3.875%, 01/15/26	150,000	149,824
3.875%, 11/30/27	2,575,000	2,600,348
3.125%, 08/31/27	5,975,000	5,836,362
2.750%, 07/31/27	11,250,000	10,811,865
2.625%, 05/31/27	16,654,000	15,931,893

Total U.S. Treasury Obligations (Cost $134,753,575)		133,167,875

MORTGAGE-BACKED SECURITIES — 24.6%

	Face Amount	Value
Agency Mortgage-Backed Obligation — 10.1%
FHLMC
5.500%, 11/01/52	$8,588,434	$8,729,755
4.500%, 10/01/52	1,992,585	1,968,051
4.500%, 09/01/52	2,839,142	2,804,186
4.000%, 07/01/52	4,257,757	4,111,784
FNMA
5.500%, 12/01/52	444,644	451,923
5.000%, 11/01/52	9,327,290	9,362,784
4.500%, 09/01/52	4,055,535	4,005,602
4.000%, 10/01/52	492,350	475,470
4.000%, 07/01/52	957,998	925,450
4.000%, 06/01/52	11,643,787	11,248,196
FREMF Mortgage Trust, Ser 2015-K48, Cl C
3.646%, 08/25/48 (A)(B)	1,500,000	1,425,044
FREMF Mortgage Trust, Ser 2016-K58, Cl C
3.738%, 09/25/49 (A)(B)	1,080,000	1,011,048
FREMF Mortgage Trust, Ser 2017-K62, Cl C
3.880%, 01/25/50 (A)(B)	495,000	462,513
FREMF Mortgage Trust, Ser 2017-K63, Cl C
3.878%, 02/25/50 (A)(B)	1,055,000	985,629
FREMF Mortgage Trust, Ser 2017-K65, Cl C
4.077%, 07/25/50 (A)(B)	1,600,000	1,504,816
FREMF Mortgage Trust, Ser 2017-K729, Cl B
3.673%, 11/25/49 (A)(B)	1,111,948	1,070,930
FREMF Mortgage Trust, Ser 2018-K75, Cl C
3.977%, 04/25/51 (A)(B)	200,000	185,749
FREMF Mortgage Trust, Ser 2018-K80, Cl C
4.231%, 08/25/50 (A)(B)	270,000	253,018
FREMF Mortgage Trust, Ser 2019-K91, Cl C
4.256%, 04/25/51 (A)(B)	770,000	711,175

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
FREMF Mortgage Trust, Ser 2019-K93, Cl C
4.119%, 05/25/52 (A)(B)	$505,000	$463,019

		52,156,142

Non-Agency Mortgage-Backed Obligation — 14.5%
BBCMS Mortgage Trust, Ser 2018-TALL, Cl A
5.181%, ICE LIBOR USD 1
Month + 0.722%, 03/15/37 (A)(B)	2,000,000	1,857,760
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
5.580%, ICE LIBOR USD 1
Month + 1.121%, 03/15/37 (A)(B)	1,900,000	1,606,454
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl C
5.559%, ICE LIBOR USD 1
Month + 1.100%, 09/15/36 (A)(B)	1,250,000	1,198,761
BX Commercial Mortgage Trust, Ser 2022-AHP, Cl AS
5.968%, TSFR1M + 1.490%, 01/17/39 (A)(B)	2,500,000	2,428,841
BX Trust, Ser 2022-CLS, Cl B
6.300%, 10/13/27 (A)	2,200,000	2,182,318
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/39 (A)	530,000	436,471
Century Plaza Towers, Ser 2019-CPT, Cl B
2.997%, 11/13/39 (A)(B)	1,000,000	779,955
CFCRE Commercial Mortgage Trust, Ser 2016-C6, Cl AM
3.502%, 11/10/49 (B)	3,005,000	2,737,303
CFCRE Commercial Mortgage Trust, Ser 2016-C7, Cl A3
3.839%, 12/10/54	1,750,000	1,654,677
CHNGE Mortgage Trust, Ser 2022-NQM1, Cl A3
5.820%, 06/25/67 (A)	1,086,548	1,068,928
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl AS
4.026%, 05/10/47	2,365,000	2,280,310
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl C
4.780%, 05/10/47 (B)	3,400,000	3,110,130
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl A4
3.635%, 10/10/47	750,000	730,450
Citigroup Commercial Mortgage Trust, Ser 2016-P6, Cl AS
4.032%, 12/10/49 (B)	1,400,000	1,314,736
COMM Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/46	1,500,000	1,380,033

Catholic Responsible Investments	Opportunistic Bond Fund January 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
COMM Mortgage Trust, Ser 2015-CR24, Cl B
4.344%, 08/10/48 (B)	$2,500,000	$2,347,865
COMM Mortgage Trust, Ser 2020-CBM, Cl A2
2.896%, 02/10/37 (A)	600,000	561,097
COMM Mortgage Trust, Ser 2020-CBM, Cl D
3.633%, 02/10/37 (A)(B)	275,000	247,881
COMM Mortgage Trust, Ser 2022-HC, Cl A
2.819%, 01/10/39 (A)	386,000	338,488
COMM Mortgage Trust, Ser 2022-HC, Cl C
3.376%, 01/10/39 (A)	500,000	428,143
CSMC OA, Ser 2014-USA, Cl A2
3.953%, 09/15/37 (A)	1,000,000	911,931
CSMC Trust, Ser 2016-NXSR, Cl AS
4.049%, 12/15/49 (B)	1,455,000	1,353,608
Extended Stay America Trust, Ser 2021-ESH, Cl B
5.839%, ICE LIBOR USD 1
Month + 1.380%, 07/15/38 (A)(B)	439,287	429,388
GAM RE-REMIC TRUST, Ser 2021-FRR2, Cl BK44
1.730%, 09/27/51 (A)(B)	1,570,000	1,391,170
GS Mortgage Securities Corporation Trust, Ser 2021-IP, Cl A
5.409%, ICE LIBOR USD 1 Month + 0.950%, 10/15/36 (A)(B)	2,000,000	1,889,865
GS Mortgage Securities II, Ser 2012-BWTR, Cl A
%, 11/05/34 (A)	1,750,000	1,340,008
GS Mortgage Securities II, Ser 2018-GS10, Cl WLSA
5.067%, 03/10/33 (A)(B)	148,000	138,580
GS Mortgage Securities II, Ser 2018-GS10, Cl WLSB
5.067%, 03/10/33 (A)(B)	294,000	263,574
GS Mortgage Securities Trust, Ser 2014-GC22, Cl B
4.391%, 06/10/47 (B)	2,300,000	2,180,259
Hudson Yards Mortgage Trust, Ser 2016-10HY, Cl A
2.835%, 08/10/38 (A)	1,500,000	1,351,826
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-C10, Cl B
3.674%, 12/15/47 (B)	3,900,000	3,790,887

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl AS
4.043%, 07/15/47	$1,170,000	$1,131,564
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl D
4.653%, 04/15/47 (A)(B)	850,000	780,271
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl AS
3.800%, 01/15/48	2,089,000	1,986,127
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl B
3.986%, 10/15/48	3,095,000	2,878,366
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl AS
3.858%, 03/15/50 (B)	2,500,000	2,325,756
Life Mortgage Trust, Ser 2021-BMR, Cl C
5.559%, ICE LIBOR USD 1 Month + 1.100%, 03/15/38 (A)(B)	737,228	711,378
LUXE Trust, Ser 2021-TRIP, Cl E
7.209%, ICE LIBOR USD 1 Month + 2.750%, 10/15/38 (A)(B)	1,500,000	1,415,131
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl A
5.260%, ICE LIBOR USD 1 Month + 0.801%, 04/15/38 (A)(B)	2,500,000	2,455,429
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/54 (A)	1,000,000	845,643
One Market Plaza Trust, Ser 2017-1MKT, Cl A
3.614%, 02/10/32 (A)	2,372,000	2,229,122
One Market Plaza Trust, Ser 2017-1MKT, Cl B
3.845%, 02/10/32 (A)	250,000	231,789
One Market Plaza Trust, Ser 2017-1MKT, Cl C
4.016%, 02/10/32 (A)	500,000	458,537
One Market Plaza Trust, Ser 2017-1MKT, Cl D
4.146%, 02/10/32 (A)	1,000,000	889,355
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/59 (A)(B)	154,478	151,263
SFAVE Commercial Mortgage
Securities Trust, Ser 2015-5AVE, Cl A1 3.872%, 01/05/43 (A)(B)	530,000	379,754

Catholic Responsible Investments	Opportunistic Bond Fund January 31, 2023 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
SPGN Mortgage Trust, Ser 2022-TFLM, Cl D
7.978%, TSFR1M + 3.500%, 02/15/39 (A)(B)	$530,000	$497,418
STWD Mortgage Trust, Ser 2021-LIH, Cl D
6.764%, ICE LIBOR USD 1 Month + 2.305%, 11/15/36 (A)(B)	450,000	422,997
SUMIT Mortgage Trust, Ser 2022-BVUE, Cl A
2.789%, 02/12/41 (A)	660,000	560,717
Wells Fargo Commercial Mortgage Trust, Ser 2017-RB1, Cl D
3.401%, 03/15/50 (A)	3,000,000	2,170,808
Wells Fargo Commercial Mortgage Trust, Ser 2019-C49, Cl D
3.000%, 03/15/52 (A)	950,000	621,298
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl D
2.500%, 04/15/55 (A)	2,000,000	1,039,699
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl B
4.531%, 08/15/46 (B)	1,000,000	843,954
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/47 (B)	2,093,258	2,015,652
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/47 (B)	2,500,000	2,347,779
WFRBS Commercial Mortgage Trust, Ser 2014-LC14, Cl D
4.586%, 03/15/47 (A)(B)	2,000,000	1,848,527

		74,970,031

Total Mortgage-Backed Securities (Cost $130,433,143)		127,126,173

ASSET-BACKED SECURITIES — 14.8%

	Face Amount	Value

Automotive — 11.2%
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl D
1.340%, 11/15/27 (A)	$2,200,000	$2,068,739
American Credit Acceptance Receivables Trust, Ser 2021-4, Cl D
1.820%, 02/14/28 (A)	500,000	466,289

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl D
4.850%, 06/13/28 (A)	$3,400,000	$3,246,089
American Credit Acceptance Receivables Trust, Ser 2022-3, Cl D
5.830%, 10/13/28 (A)	2,895,000	2,820,257
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl D
6.350%, 04/12/29 (A)	2,345,000	2,342,083
Cajun Global, Ser 2021-1, Cl A2
3.931%, 11/20/51 (A)	1,477,500	1,271,083
Carvana Auto Receivables Trust, Ser 2021-N2, Cl C
1.070%, 03/10/28	416,299	383,001
CPS Auto Receivables Trust, Ser 2021-D, Cl D
2.310%, 12/15/27 (A)	1,000,000	927,505
CPS Auto Receivables Trust, Ser 2022-C, Cl D
6.450%, 04/15/30 (A)	500,000	498,558
CPS Auto Receivables Trust, Ser 2023-A, Cl D
6.440%, 04/16/29 (A)	1,800,000	1,798,115
Drive Auto Receivables Trust, Ser 2021-1, Cl D
1.450%, 01/16/29	1,520,000	1,431,350
Drive Auto Receivables Trust, Ser 2021-2, Cl D
1.390%, 03/15/29	2,845,000	2,661,438
Exeter Automobile Receivables Trust, Ser 2019-2A, Cl E
4.680%, 05/15/26 (A)	2,000,000	1,964,305
Exeter Automobile Receivables Trust, Ser 2020-1A, Cl E
3.740%, 01/15/27 (A)	575,000	556,391
Exeter Automobile Receivables Trust, Ser 2020-3A, Cl E
3.440%, 08/17/26 (A)	3,000,000	2,881,582
Exeter Automobile Receivables Trust, Ser 2021-3A, Cl D
1.550%, 06/15/27	3,360,000	3,083,689
Exeter Automobile Receivables Trust, Ser 2022-2A, Cl D
4.560%, 07/17/28	500,000	479,064
Exeter Automobile Receivables Trust, Ser 2022-3A, Cl D
6.760%, 09/15/28	2,070,000	2,065,714
Exeter Automobile Receivables Trust, Ser 2022-4A, Cl D
5.980%, 12/15/28	505,000	496,764
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl D
7.400%, 02/15/29	2,830,000	2,909,780

Catholic Responsible Investments	Opportunistic Bond Fund January 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2022-6A, Cl D
8.030%, 04/06/29	$2,450,000	$2,575,243
Flagship Credit Auto Trust, Ser 2019-3, Cl E
3.840%, 12/15/26 (A)	1,175,000	1,103,516
Flagship Credit Auto Trust, Ser 2022-1, Cl D
3.640%, 03/15/28 (A)	1,000,000	923,267
Flagship Credit Auto Trust, Ser 2022-2, Cl D
5.800%, 04/17/28 (A)	740,000	706,821
GLS Auto Receivables Issuer Trust, Ser 2020-2A, Cl D
7.480%, 04/15/27 (A)	2,000,000	2,026,650
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl D
1.680%, 01/15/27 (A)	1,340,000	1,258,486
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl E
3.140%, 01/18/28 (A)	2,000,000	1,861,034
GLS Auto Receivables Issuer Trust, Ser 2022-1A, Cl D
3.970%, 01/18/28 (A)	1,200,000	1,135,438
GLS Auto Receivables Issuer Trust, Ser 2022-2A, Cl D
6.150%, 04/17/28 (A)	1,000,000	974,307
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl D
6.420%, 06/15/28 (A)	500,000	498,048
Hertz Vehicle Financing III, Ser 2022-1A, Cl A
1.990%, 06/25/26 (A)	1,000,000	929,575
Hertz Vehicle Financing, Ser 2021-1A, Cl B
1.560%, 12/26/25 (A)	1,500,000	1,388,846
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl D
1.480%, 01/15/27	2,000,000	1,920,645
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl D
1.130%, 11/16/26	800,000	761,861
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl C
5.000%, 11/15/29	2,500,000	2,454,882
Santander Drive Auto Receivables Trust, Ser 2022-7, Cl C
6.690%, 03/17/31	1,200,000	1,256,701
Tesla Auto Lease Trust, Ser 2021-A, Cl B
1.020%, 03/20/25 (A)	750,000	721,396

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Westlake Automobile Receivables Trust, Ser 2022-2A, Cl D
5.480%, 09/15/27 (A)	$1,255,000	$1,212,055

		58,060,567

Other Asset-Backed Securities — 3.6%
CIFC Funding, Ser 2021-4A, Cl C
6.642%, ICE LIBOR USD 3 Month + 1.850%, 07/15/33 (A)(B)	3,170,000	3,011,284
CLI Funding VI, Ser 2020-1A, Cl A
2.080%, 09/18/45 (A)	1,516,000	1,341,494
Commonbond Student Loan Trust, Ser 2021-AGS, Cl B
1.400%, 03/25/52 (A)	602,781	466,043
GoodLeap Sustainable Home Solutions Trust, Ser 2022-3CS, Cl B
5.500%, 07/20/49 (A)	500,000	452,837
GoodLeap Sustainable Home Solutions Trust, Ser 2022-4CS, Cl B
5.550%, 11/20/54 (A)	500,000	445,289
Guggenheim MM CLO, Ser 2021-3A, Cl A
6.365%, ICE LIBOR USD 3 Month + 1.550%, 01/21/34 (A)(B)	2,000,000	1,933,692
Hardee’s Funding, Ser 2021-1A,
Cl A2
2.865%, 06/20/51 (A)	1,354,375	1,122,277
Home Equity Loan Trust, Ser 2006-HSA2, Cl AI3
4.705%, 03/25/36 (B)	40,889	1,865
Jersey Mike’s Funding, Ser 2019-1A, Cl A2
4.433%, 02/15/50 (A)	1,637,625	1,509,047
ME Funding, Ser 2019-1, Cl A2
6.448%, 07/30/49 (A)	1,475,438	1,433,185
Mosaic Solar Loan Trust, Ser 2022-1A, Cl B
3.160%, 01/20/53 (A)	1,349,038	1,130,071
Octane Receivables Trust, Ser 2021-2A, Cl A
1.210%, 09/20/28 (A)	517,439	493,229
Oportun Issuance Trust, Ser 2022-3, Cl A
7.451%, 01/08/30 (A)	1,642,859	1,645,468
ServiceMaster Funding, Ser 2020-1, Cl A2I
2.841%, 01/30/51 (A)	982,500	822,222
SERVPRO Master Issuer, Ser 2019-1A, Cl A2
3.882%, 10/25/49 (A)	1,741,500	1,587,569

Catholic Responsible Investments	Opportunistic Bond Fund January 31, 2023 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
SOFI PROFESSIONAL LOAN PROGRAM, Ser 2017-F, Cl A2FX
2.840%, 01/25/41 (A)	$458,531	$442,428
Vivint Solar Financing V, Ser 2018-1A, Cl B
7.370%, 04/30/48 (A)	316,522	294,722

		18,132,722

Total Asset-Backed Securities (Cost $78,078,621)		76,193,289

MUNICIPAL BONDS — 1.5%

	Face Amount	Value
Alaska — 0.1%
City of Port Lions Alaska, RB
7.000%, 10/01/32	$500,000	$507,667

California — 0.4%
California Community Choice Financing Authority, RB
5.950%, 08/01/29	825,000	833,088
City of Los Angeles Department of Airports Customer Facility Charge Revenue, RB
3.258%, 05/15/30	1,000,000	911,736

		1,744,824

Florida — 0.2%
Florida Development Finance, RB
7.250%, 07/01/57 (A)(B)	1,000,000	998,271

Hawaii — 0.2%
State of Hawaii Department of Business Economic Development & Tourism, Ser A-2, RB
3.242%, 01/01/31	1,072,517	1,011,463

Illinois — 0.1%
Chicago Housing Authority, Ser B, RB
3.822%, 01/01/26	500,000	487,934

Indiana — 0.2%
City of Fort Wayne Indiana, RB
10.750%, 12/01/29	1,000,000	999,047

Montana — 0.0%
County of Gallatin Montana, RB
11.500%, 09/01/27 (A)	250,000	263,083

New York — 0.3%
New York State Energy Research & Development Authority, Ser A, RB
4.621%, 04/01/27	820,000	809,439
4.480%, 04/01/25	500,000	496,412

		1,305,851

MUNICIPAL BONDS — continued

	Face Amount	Value

South Dakota — 0.0%
South Dakota Housing Development Authority, Ser E, RB
5.460%, 05/01/53	$250,000	$254,556

Total Municipal Bonds (Cost $7,607,563)		7,572,696

U.S. GOVERNMENT AGENCY OBLIGATION — 0.0%

	Face Amount	Value
United States International Development Finance
1.790%, 10/15/29	$321,676	$292,005

Total U.S. Government Agency Obligations (Cost $300,777)		292,005

Total Investments in Securities— 97.0% (Cost $510,335,103)		$500,768,303

Percentages are based on Net Assets of $516,001,521.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at January 31, 2023 was $141,455,186 and represented 27.4% of Net Assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

Cl — Class

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SOFR — Secured Overnight Financing Rate

SOFRINDX — Secured Overnight Financing Rate Index

Catholic Responsible Investments	Opportunistic Bond Fund January 31, 2023 (Unaudited)

TSFR1M — Term Secured Overnight Financing Rate 1 Month

USD — U.S. Dollar

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0300

Catholic Responsible Investments	Equity Index Fund January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.0%

	Shares	Value

COMMUNICATION SERVICES — 8.1%
Activision Blizzard	62,415	$4,779,117
Alphabet, Cl A *	523,447	51,737,502
Alphabet, Cl C *	464,025	46,342,177
AT&T	774,621	15,779,030
Charter Communications, Cl A * .	9,414	3,617,894
Comcast, Cl A	378,105	14,878,432
DISH Network, Cl A *	22,036	317,098
Electronic Arts	22,985	2,957,710
Fox	12,242	388,071
Fox	26,486	898,935
Interpublic Group of	34,079	1,242,520
Lumen Technologies	83,377	437,729
Match Group *	24,504	1,326,156
Meta Platforms, Cl A *	197,069	29,357,369
Netflix *	39,001	13,800,894
News	33,532	679,358
News	10,337	211,288
Omnicom Group	17,890	1,538,361
Paramount Global, Cl B	44,280	1,025,525
Take-Two Interactive Software *	13,825	1,565,405
T-Mobile US *	100,558	15,014,315
Verizon Communications	466,295	19,383,883
Walt Disney *	159,728	17,328,891
Warner Bros Discovery *	193,627	2,869,552

		247,477,212

CONSUMER DISCRETIONARY — 10.2%
Advance Auto Parts	5,269	802,363
Amazon.com *	777,801	80,214,617
Aptiv *	23,726	2,683,173
AutoZone *	1,664	4,058,247
Bath & Body Works	20,027	921,442
Best Buy	17,595	1,561,028
Booking Holdings *	3,399	8,273,506
BorgWarner	20,542	971,226
CarMax *	13,861	976,508
Carnival *	87,722	949,152
Chipotle Mexican Grill, Cl A *	2,429	3,999,057
Darden Restaurants	10,726	1,587,126
Dollar General	19,769	4,618,039
Dollar Tree *	18,448	2,770,521
Domino’s Pizza	3,102	1,095,006
DR Horton	27,416	2,705,685
eBay	47,575	2,354,963
Etsy *	11,015	1,515,444

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Expedia Group *	13,154	$1,503,502
Ford Motor	346,117	4,676,041
Garmin	13,417	1,326,673
General Motors	124,516	4,895,969
Genuine Parts	12,354	2,073,248
Hasbro	11,385	673,650
Hilton Worldwide Holdings	23,702	3,438,923
Home Depot	89,717	29,083,560
Lennar, Cl A	22,350	2,288,640
LKQ	22,220	1,310,091
Lowe’s	54,397	11,328,175
Marriott International, Cl A	23,580	4,107,164
McDonald’s	64,188	17,163,871
Mohawk Industries *	4,621	554,797
NIKE, Cl B	110,397	14,056,850
Norwegian Cruise Line Holdings *	36,971	562,329
NVR *	263	1,386,010
O’Reilly Automotive *	5,484	4,345,247
Pool	3,422	1,319,558
PulteGroup	19,961	1,135,581
Ralph Lauren, Cl A	3,601	445,984
Ross Stores	30,416	3,594,867
Starbucks	100,600	10,979,484
Tapestry	21,110	961,983
Target	40,337	6,943,611
Tesla *	235,229	40,746,367
TJX	101,798	8,333,184
Tractor Supply	9,681	2,207,171
Ulta Beauty *	4,489	2,307,167
VF	28,970	896,332
Whirlpool	4,774	742,787
Yum! Brands	24,687	3,221,900

		310,667,819

CONSUMER STAPLES — 7.7%
Archer-Daniels-Midland	49,249	4,080,280
Brown-Forman, Cl B	16,073	1,070,140
Campbell Soup	17,587	913,293
Clorox	10,813	1,564,533
Coca-Cola	533,528	32,715,937
Colgate-Palmolive	73,160	5,452,615
Conagra Brands	42,010	1,562,352
Constellation Brands, Cl A	14,226	3,293,604
Costco Wholesale	43,729	22,351,641
Estee Lauder, Cl A	20,268	5,615,857

Catholic Responsible Investments	Equity Index Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES— continued
General Mills	80,860	$6,336,190
Hershey	12,880	2,892,848
Hormel Foods	25,417	1,151,644
J M Smucker	9,338	1,426,846
Kellogg	22,394	1,535,780
Keurig Dr Pepper	74,500	2,628,360
Kimberly-Clark	29,577	3,845,306
Kraft Heinz	69,756	2,827,211
Kroger	57,042	2,545,785
Lamb Weston Holdings	12,636	1,262,210
McCormick	21,961	1,649,710
Molson Coors Beverage, Cl B	16,428	863,784
Mondelez International, Cl A	119,728	7,835,000
Monster Beverage *	33,379	3,474,086
PepsiCo	190,933	32,653,362
Procter & Gamble	247,345	35,216,981
Sysco	44,418	3,440,618
Tyson Foods, Cl A	25,377	1,668,538
Walgreens Boots Alliance	62,937	2,319,858
Walmart	271,864	39,113,074

		233,307,443

ENERGY — 5.2%
APA	28,152	1,247,978
Baker Hughes, Cl A	87,731	2,784,582
Chevron	169,793	29,547,378
ConocoPhillips	109,203	13,308,570
Coterra Energy	69,139	1,730,549
Devon Energy	57,280	3,622,387
Diamondback Energy	15,424	2,253,755
EOG Resources	51,478	6,807,965
Equities	32,200	1,051,974
Exxon Mobil	411,593	47,748,904
Halliburton	79,613	3,281,648
Hess	24,318	3,651,591
Kinder Morgan	173,314	3,171,646
Marathon Oil	55,641	1,528,458
Marathon Petroleum	41,073	5,278,702
Occidental Petroleum	63,687	4,126,281
ONEOK	39,196	2,684,142
Phillips 66	41,421	4,153,284
Pioneer Natural Resources	20,823	4,796,578
Schlumberger	124,242	7,079,309
Targa Resources	19,800	1,485,396
Valero Energy	33,787	4,731,194

COMMON STOCK — continued

	Shares	Value

ENERGY— continued
Williams	106,747	$3,441,523

		159,513,794

FINANCIALS — 12.0%
Aflac	55,044	4,045,734
Allstate	23,243	2,986,028
American Express	52,389	9,164,408
American International Group	65,126	4,117,266
Ameriprise Financial	9,326	3,265,219
Aon, Cl A	18,128	5,777,031
Arch Capital Group *	32,400	2,084,940
Arthur J Gallagher	18,478	3,616,514
Assurant	4,630	613,892
Bank of America	611,669	21,702,016
Bank of New York Mellon	64,495	3,261,512
Berkshire Hathaway, Cl B *	176,370	54,942,782
BlackRock, Cl A	13,163	9,993,481
Brown & Brown	20,600	1,206,336
Capital One Financial	33,460	3,981,740
Cboe Global Markets	9,297	1,142,415
Charles Schwab	133,649	10,347,106
Chubb	43,562	9,909,919
Cincinnati Financial	13,775	1,558,641
Citigroup	169,781	8,865,964
Citizens Financial Group	43,149	1,869,215
CME Group, Cl A	31,526	5,569,383
Comerica	11,457	839,913
Discover Financial Services	23,968	2,797,785
Everest Re Group	3,432	1,200,136
Eversource Energy	30,569	2,516,746
FactSet Research Systems	3,339	1,412,197
Fifth Third Bancorp	60,126	2,181,973
First Republic Bank	16,031	2,258,447
Franklin Resources	24,860	775,632
Globe Life	7,928	958,099
Goldman Sachs Group	29,677	10,856,143
Hartford Financial Services Group	27,849	2,161,361
Huntington Bancshares	126,451	1,918,262
Intercontinental Exchange	48,950	5,264,572
Invesco	39,886	738,290
JPMorgan Chase	257,061	35,978,258
KeyCorp	81,767	1,569,109
Lincoln National	13,453	476,640
Loews	17,243	1,060,100
M&T Bank	15,128	2,359,968

Catholic Responsible Investments	Equity Index Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
MarketAxess Holdings	3,298	$1,199,977
Marsh & McLennan	43,469	7,603,163
MetLife	57,729	4,215,372
Moody’s	13,808	4,456,532
Morgan Stanley	115,515	11,243,075
MSCI, Cl A	7,007	3,724,641
Nasdaq	29,717	1,788,666
Northern Trust	18,236	1,768,345
PNC Financial Services Group	35,346	5,847,289
Principal Financial Group	19,939	1,845,354
Progressive	75,775	10,331,921
Prudential Financial	32,282	3,387,673
Raymond James Financial	16,966	1,913,256
Regions Financial	81,880	1,927,455
S&P Global	29,184	10,942,249
Signature Bank NY	5,515	711,159
State Street	32,176	2,938,634
SVB Financial Group *	5,180	1,566,639
Synchrony Financial	39,461	1,449,403
T Rowe Price Group	19,584	2,280,949
Travelers	20,538	3,925,223
Truist Financial	116,234	5,740,797
US Bancorp	118,538	5,903,192
W R Berkley	17,945	1,258,662
Wells Fargo	333,935	15,651,533
Willis Towers Watson	9,486	2,411,246
Zions Bancorp	13,109	696,874

		364,074,452

HEALTH CARE — 12.5%
Align Technology *	6,366	1,717,101
AmerisourceBergen, Cl A	66,406	11,219,958
Baxter International	55,500	2,535,795
Boston Scientific *	326,945	15,121,206
Cardinal Health	91,479	7,066,753
Cigna	78,010	24,703,427
CVS Health	252,299	22,257,818
DaVita *	4,848	399,427
DENTSPLY SIRONA	18,840	693,877
Dexcom *	33,851	3,625,104
Edwards Lifesciences *	77,534	5,946,858
Elevance Health	46,612	23,305,534
Gilead Sciences	368,800	30,957,072
Henry Schein *	38,350	3,303,852
Hologic *	81,751	6,652,079
Humana	29,085	14,882,794

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
IDEXX Laboratories *	8,480	$4,074,640
Incyte *	206,258	17,560,806
Intuitive Surgical *	38,209	9,387,569
IQVIA Holdings *	91,605	21,015,103
Laboratory Corp of America
Holdings	18,660	4,704,559
McKesson	52,906	20,034,444
Medtronic	235,390	19,699,789
Mettler-Toledo International *	11,079	16,983,221
Molina Healthcare *	17,618	5,493,821
Quest Diagnostics	23,724	3,522,539
ResMed	24,745	5,651,016
STERIS	13,165	2,718,704
Stryker	64,925	16,478,614
Teleflex	4,387	1,067,884
Waters *	38,086	12,514,298
West Pharmaceutical Services	40,929	10,870,742
Zimmer Biomet Holdings	51,757	6,590,736
Zoetis, Cl A	160,116	26,497,597

		379,254,737

INDUSTRIALS — 7.4%
3M	66,194	7,617,605
A O Smith	11,156	755,261
Alaska Air Group *	11,123	571,055
Allegion	7,699	905,017
American Airlines Group *	56,976	919,593
AMETEK	29,113	4,219,056
Carrier Global	73,286	3,336,712
Caterpillar	63,110	15,922,022
CH Robinson Worldwide	10,300	1,031,751
Cintas	7,564	3,356,449
Copart *	37,596	2,504,270
CoStar Group *	35,600	2,773,240
CSX	184,282	5,697,999
Cummins	24,226	6,045,356
Deere	46,756	19,770,307
Delta Air Lines *	56,194	2,197,185
Dover	12,300	1,867,509
Eaton	56,286	9,130,152
Emerson Electric	105,183	9,489,610
Equifax	10,731	2,384,428
Expeditors International of Washington	13,946	1,508,260
Fastenal	50,229	2,539,076
FedEx	20,981	4,067,377

Catholic Responsible Investments	Equity Index Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Fortive	31,050	$2,112,331
Generac Holdings *	5,558	670,295
Howmet Aerospace	32,309	1,314,653
IDEX	6,610	1,584,285
Illinois Tool Works	40,390	9,533,656
Ingersoll Rand	35,443	1,984,808
JB Hunt Transport Services	7,259	1,372,314
Johnson Controls International	60,324	4,196,741
Masco	19,791	1,052,881
Nordson	4,713	1,146,673
Norfolk Southern	20,289	4,987,239
Old Dominion Freight Line	7,940	2,645,926
Otis Worldwide	38,800	3,190,524
PACCAR	80,400	8,788,524
Parker-Hannifin	13,379	4,361,554
Pentair	14,388	796,807
Quanta Services	21,406	3,257,779
Republic Services, Cl A	18,001	2,246,885
Robert Half International	9,519	799,215
Rockwell Automation	10,065	2,838,632
Rollins	20,270	737,828
Snap-on	4,658	1,158,585
Southwest Airlines	52,071	1,862,580
Stanley Black & Decker	12,947	1,156,297
Trane Technologies	22,383	4,009,243
TransDigm Group	4,693	3,368,401
Union Pacific	53,880	11,001,757
United Airlines Holdings *	28,638	1,402,116
United Parcel Service, Cl B	63,960	11,847,311
United Rentals	6,074	2,678,330
Verisk Analytics, Cl A	13,706	2,491,614
Waste Management	46,509	7,196,338
Westinghouse Air Brake
Technologies	19,068	1,979,449
WW Grainger	6,184	3,645,344
Xylem	15,794	1,642,734

		223,668,939

INFORMATION TECHNOLOGY — 27.4%
Accenture, Cl A	55,219	15,408,862
Adobe *	40,743	15,088,763
Advanced Micro Devices *	141,292	10,618,094
Akamai Technologies *	13,792	1,226,798
Amphenol, Cl A	52,164	4,161,122
Analog Devices	48,110	8,249,422
ANSYS *	7,634	2,033,392

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Apple	1,369,787	$197,646,566
Applied Materials	75,369	8,402,890
Arista Networks *	21,692	2,733,626
Autodesk *	18,918	4,070,397
Automatic Data Processing	36,355	8,209,323
Broadcom	42,160	24,664,022
Broadridge Financial Solutions	10,311	1,550,362
Cadence Design Systems *	24,041	4,395,416
CDW	11,865	2,325,896
Ceridian HCM Holding *	13,470	973,612
Cisco Systems	359,850	17,513,900
Cognizant Technology Solutions, Cl A	45,001	3,003,817
DXC Technology *	20,128	578,277
Enphase Energy *	11,912	2,637,079
EPAM Systems *	5,040	1,676,556
F5 *	5,246	774,624
Fidelity National Information Services	52,027	3,904,106
First Solar *	8,689	1,543,166
Fiserv *	55,653	5,937,062
FleetCor Technologies *	6,464	1,349,748
Fortinet *	56,815	2,973,697
Gartner *	6,926	2,341,958
Gen Digital	50,848	1,170,013
Global Payments	23,697	2,671,126
Hewlett Packard Enterprise	112,719	1,818,157
HP	77,623	2,261,934
Intel	361,666	10,220,681
International Business Machines	79,236	10,675,466
Intuit	24,703	10,441,217
Jack Henry & Associates	6,393	1,151,315
Juniper Networks	28,399	917,288
Keysight Technologies *	15,669	2,810,235
KLA	12,420	4,874,602
Lam Research	11,952	5,977,195
Mastercard, Cl A	75,313	27,910,998
Microchip Technology	48,228	3,743,457
Micron Technology	95,246	5,743,334
Microsoft	729,237	180,712,221
Monolithic Power Systems	3,908	1,666,996
Motorola Solutions	14,653	3,765,968
NetApp	19,015	1,259,363
NVIDIA	218,219	42,633,446
NXP Semiconductors	22,710	4,185,680
ON Semiconductor *	37,900	2,783,755

Catholic Responsible Investments	Equity Index Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Oracle	134,726	$11,917,862
Paychex	28,110	3,256,825
Paycom Software *	4,260	1,379,984
PayPal Holdings *	99,899	8,140,770
PTC *	9,265	1,249,663
Qorvo *	8,894	966,422
QUALCOMM	98,242	13,086,817
Roper Technologies	9,294	3,966,214
Salesforce *	87,638	14,720,555
Seagate Technology Holdings	16,813	1,139,585
ServiceNow *	17,703	8,057,166
Skyworks Solutions	14,087	1,544,921
SolarEdge Technologies *	4,899	1,563,418
Synopsys *	13,401	4,740,604
TE Connectivity	27,876	3,544,434
Teledyne Technologies *	4,108	1,742,860
Teradyne	13,672	1,390,442
Texas Instruments	120,790	21,405,196
Trimble *	21,600	1,254,096
Tyler Technologies *	3,649	1,177,788
VeriSign *	8,083	1,762,498
Visa, Cl A	151,744	34,932,986
Western Digital *	27,847	1,223,876
Zebra Technologies, Cl A *	4,525	1,430,714

		830,982,696

MATERIALS — 3.1%
Air Products and Chemicals	24,992	8,010,186
Albemarle	10,267	2,889,647
Amcor	130,535	1,574,252
Avery Dennison	7,096	1,344,266
Ball	27,468	1,599,736
Celanese, Cl A	8,742	1,077,014
CF Industries Holdings	24,904	2,109,369
Corteva	124,939	8,052,319
Dow	61,628	3,657,622
DuPont de Nemours	43,565	3,221,632
Eastman Chemical	10,537	929,047
Ecolab	21,717	3,362,443
FMC	11,039	1,469,622
Freeport-McMoRan	125,251	5,588,700
International Flavors &
Fragrances	22,344	2,512,806
International Paper	31,130	1,301,857
Linde	57,465	19,017,467
LyondellBasell Industries, Cl A	22,262	2,152,513

COMMON STOCK — continued

	Shares	Value

MATERIALS— continued
Martin Marietta Materials	5,442	$1,957,161
Mosaic	29,866	1,479,561
Newmont	69,515	3,679,429
Nucor	22,483	3,800,077
Packaging Corp of America	8,110	1,157,297
PPG Industries	20,597	2,684,613
Sealed Air	12,678	694,247
Sherwin-Williams	20,667	4,889,605
Steel Dynamics	21,700	2,617,888
Vulcan Materials	11,648	2,135,428
Westrock	22,241	872,737

		95,838,541

REAL ESTATE — 2.5%
Alexandria Real Estate Equities ‡	13,086	2,103,444
American Tower ‡	40,805	9,115,429
AvalonBay Communities ‡	12,260	2,175,414
Boston Properties ‡	12,472	929,663
Camden Property Trust ‡	9,336	1,150,289
CBRE Group, Cl A *	27,668	2,365,891
Crown Castle International ‡	37,952	5,621,071
Digital Realty Trust ‡	25,198	2,888,195
Equinix ‡	8,110	5,986,234
Equity Residential ‡	29,782	1,895,624
Essex Property Trust ‡	5,675	1,282,947
Extra Space Storage ‡	11,737	1,852,451
Federal Realty Investment Trust ‡	6,405	714,350
Host Hotels & Resorts ‡	62,691	1,181,725
Invitation Homes ‡	50,900	1,654,250
Iron Mountain ‡	25,460	1,389,607
Kimco Realty ‡	54,155	1,216,321
Mid-America Apartment Communities ‡	10,120	1,687,206
Prologis ‡	80,897	10,458,364
Public Storage ‡	13,853	4,216,022
Realty Income ‡	54,930	3,725,902
Regency Centers ‡	13,487	898,639
SBA Communications, Cl A ‡	9,462	2,815,229
Simon Property Group ‡	28,653	3,680,764
UDR ‡	26,783	1,140,688
Welltower ‡	41,412	3,107,556
Weyerhaeuser ‡	64,469	2,219,668

		77,472,943

UTILITIES — 2.9%
American Water Works	15,935	2,493,668

Catholic Responsible Investments	Equity Index Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UTILITIES— continued
Atmos Energy	12,260	$1,441,041
CenterPoint Energy	55,186	1,662,202
CMS Energy	25,437	1,607,364
Consolidated Edison	44,685	4,258,927
Constellation Energy	118,704	10,132,602
Dominion Energy	73,027	4,647,438
Edison International	33,487	2,307,254
Entergy	17,833	1,930,957
Exelon	87,113	3,675,298
FirstEnergy	47,557	1,947,459
NextEra Energy	287,828	21,480,604
NRG Energy	20,178	690,491
PG&E *	141,100	2,243,490
Pinnacle West Capital	9,904	738,343
Public Service Enterprise Group .	43,746	2,709,190
Sempra Energy	66,614	10,680,223
Southern	183,443	12,415,422

		87,061,973

Total Common Stock (Cost $2,000,045,891)		3,009,320,549

RIGHTS — 0.0%

	Number Of Rights
Abiomed (A)(B)	5,594	—

Total Rights (Cost $–)		—

Total Investments in Securities— 99.0% (Cost $2,000,045,891)		$3,009,320,549

Percentages are based on Net Assets of $3,039,852,302.

A list of the open futures contracts held by the Fund at January 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long
Contracts
S&P
500
Index
E-MINI	140	Mar-2023	$27,483,288	$28,630,000	$1,146,712

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Expiration date not available.

Cl — Class

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0300

Catholic Responsible Investments	Small-Cap Fund January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 99.0%

	Shares	Value

COMMUNICATION SERVICES — 2.1%
AMC Networks, Cl A *	14,488	$268,173
ATN International	6,196	302,860
Cars.com *	32,722	559,546
Cinemark Holdings *	56,721	677,249
Cogent Communications Holdings	22,451	1,539,465
Consolidated Communications Holdings *	41,839	182,000
EW Scripps, Cl A *	29,662	443,447
Gannett *	79,957	180,703
Gogo *	35,281	591,662
Marcus	12,851	194,564
QuinStreet *	26,915	412,607
Scholastic	15,490	685,278
Shenandoah Telecommunications	26,913	526,149
Shutterstock	12,349	929,509
TechTarget *	13,968	691,835
Telephone and Data Systems	52,294	699,171
Thryv Holdings *	15,766	352,685
Yelp, Cl A *	35,790	1,127,743

		10,364,646

CONSUMER DISCRETIONARY — 13.2%
Aaron’s	15,752	230,767
Abercrombie & Fitch, Cl A *	25,654	742,940
Academy Sports & Outdoors	41,075	2,399,601
Adtalem Global Education *	24,352	929,759
American Axle & Manufacturing Holdings *	60,062	532,750
American Eagle Outfitters	89,621	1,446,483
America’s Car-Mart *	2,966	255,491
Asbury Automotive Group *	11,327	2,491,940
Bed Bath & Beyond * (A)	40,262	113,539
Big Lots	14,986	245,171
BJ’s Restaurants *	13,176	415,966
Bloomin’ Brands	47,338	1,147,947
Boot Barn Holdings *	15,256	1,273,723
Brinker International *	23,793	938,872
Buckle	15,389	677,116
Caleres	18,661	485,559
Cavco Industries *	4,646	1,236,301
Century Communities	16,000	979,200
Cheesecake Factory	25,716	1,009,353
Chico’s FAS *	66,138	348,547
Children’s Place *	6,706	304,251

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Chuy’s Holdings *	10,470	$358,388
Dave & Buster’s Entertainment *	22,700	984,045
Designer Brands, Cl A	26,567	273,906
Dine Brands Global	8,657	669,273
Dorman Products *	14,471	1,404,555
El Pollo Loco Holdings	12,092	148,369
Ethan Allen Interiors	15,510	445,757
Frontdoor *	42,720	1,161,130
Genesco *	6,354	306,835
Gentherm *	16,993	1,264,789
G-III Apparel Group *	24,709	418,076
Green Brick Partners *	16,521	515,455
Group 1 Automotive	7,462	1,595,749
Guess?	15,606	361,591
Haverty Furniture	6,765	236,234
Hibbett	6,681	443,351
Installed Building Products	13,136	1,446,142
iRobot *	15,170	682,650
Jack in the Box	11,281	857,130
Kontoor Brands	27,715	1,323,668
La-Z-Boy, Cl Z	24,897	707,822
LCI Industries	13,014	1,460,431
Leslie’s *	75,868	1,175,195
LGI Homes *	11,247	1,280,471
M *	15,796	944,601
MarineMax *	11,020	344,375
Meritage Homes *	19,908	2,143,893
Mister Car Wash *	43,436	446,088
Monro	16,097	819,337
Motorcar Parts of America *	9,917	144,392
Movado Group	9,921	350,807
National Vision Holdings *	40,675	1,671,743
ODP *	20,884	1,077,614
Oxford Industries	9,018	1,057,090
Patrick Industries	11,019	782,018
Perdoceo Education *	37,462	560,806
PetMed Express	10,786	231,683
Rent-A-Center, Cl A	26,053	700,565
Ruth’s Hospitality Group	17,315	299,723
Sally Beauty Holdings *	54,766	853,254
Shake Shack, Cl A *	19,802	1,126,338
Shoe Carnival	8,762	239,290
Signet Jewelers	23,827	1,830,152
Six Flags Entertainment *	39,104	1,049,942
Sleep Number *	11,422	392,688

Catholic Responsible Investments	Small-Cap Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CONSUMER DISCRETIONARY— continued
Sonic Automotive, Cl A	8,543	$458,845
Sonos *	68,982	1,272,028
Standard Motor Products	9,604	388,578
Steven Madden	41,275	1,479,709
Strategic Education	12,128	1,132,149
Stride *	22,210	953,475
Tri Pointe Homes *	55,623	1,228,712
Universal Electronics *	8,346	195,547
Urban Outfitters *	30,680	840,325
Winnebago Industries	15,604	993,663
Wolverine World Wide	44,274	714,140
WW International *	31,867	158,379
XPEL *	10,221	777,511
Zumiez *	7,971	205,891

		65,591,639

CONSUMER STAPLES — 4.9%
Andersons	16,765	616,617
B&G Foods (A)	38,227	535,943
Calavo Growers	10,060	322,423
Cal-Maine Foods	21,190	1,212,492
Central Garden & Pet *	5,321	223,163
Central Garden & Pet, Cl A *	21,814	864,489
Chefs’ Warehouse *	19,280	737,074
Edgewell Personal Care	27,288	1,169,564
elf Beauty *	28,468	1,638,333
Fresh Del Monte Produce	16,892	483,111
Hain Celestial Group *	46,797	960,274
Hostess Brands, Cl A *	71,699	1,658,398
Inter Parfums	9,703	1,147,089
J & J Snack Foods	8,072	1,156,718
John B Sanfilippo & Son	5,040	425,930
Medifast	5,809	647,413
MGP Ingredients	8,751	853,573
National Beverage *	13,100	579,020
Nu Skin Enterprises, Cl A	26,171	1,122,212
PriceSmart	13,419	997,166
Seneca Foods, Cl A *	3,288	205,500
Simply Good Foods *	44,938	1,631,249
SpartanNash	19,940	631,699
Tootsie Roll Industries	10,447	467,294
TreeHouse Foods *	27,025	1,308,821
United Natural Foods *	30,843	1,283,686
USANA Health Sciences *	5,701	333,167
WD-40	7,088	1,237,139

		24,449,557

COMMON STOCK — continued

	Shares	Value

ENERGY — 4.4%
Archrock	68,485	$678,686
Bristow Group *	12,043	367,793
Callon Petroleum *	26,169	1,113,491
Civitas Resources	26,587	1,769,365
CONSOL Energy	17,201	994,734
Core Laboratories	23,848	610,509
DMC Global *	9,514	216,348
Dorian LPG	16,313	323,813
Dril-Quip *	17,443	535,675
Green Plains *	30,513	1,060,937
Helix Energy Solutions Group * .	76,593	607,382
Helmerich & Payne	54,400	2,635,136
Nabors Industries *	4,702	834,793
Oceaneering International *	52,181	1,114,064
Oil States International *	33,617	287,762
Par Pacific Holdings *	28,398	759,079
Patterson-UTI Energy	112,795	1,894,956
ProPetro Holding *	49,934	496,843
Ranger Oil, Cl A	9,816	412,272
REX American Resources *	7,944	259,928
RPC	44,473	441,172
SM Energy	62,841	2,065,584
Talos Energy *	34,282	679,126
US Silica Holdings *	39,503	483,517
Vital Energy *	8,605	484,289
World Fuel Services	31,687	896,742

		22,023,996

FINANCIALS — 17.5%
Ambac Financial Group *	23,998	399,807
American Equity Investment Life Holding	35,525	1,692,766
Ameris Bancorp	33,361	1,573,305
AMERISAFE	10,197	561,651
Apollo Commercial Real Estate Finance ‡	66,571	810,169
ARMOUR Residential REIT ‡ (A)	67,622	424,666
Assured Guaranty	31,223	1,954,560
Avantax *	26,912	784,216
Axos Financial *	27,327	1,314,975
B Riley Financial (A)	8,714	372,349
Banc of California	28,631	498,752
BancFirst	9,463	815,048
Bancorp *	29,279	993,436
BankUnited	39,543	1,488,399
Banner	17,497	1,134,331

Catholic Responsible Investments	Small-Cap Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
Berkshire Hills Bancorp	23,042	$715,454
Bread Financial Holdings	25,627	1,051,476
Brightsphere Investment Group .	17,104	401,089
Brookline Bancorp	45,124	590,222
Capitol Federal Financial	66,087	553,148
Central Pacific Financial	13,934	314,908
City Holding	7,603	720,688
Columbia Banking System	40,247	1,244,035
Community Bank System	27,498	1,586,910
Customers Bancorp *	15,641	475,017
CVB Financial	67,254	1,628,892
Dime Community Bancshares	16,582	494,475
Donnelley Financial Solutions *	13,494	615,461
Eagle Bancorp	16,335	775,749
Ellington Financial ‡ (A)	30,115	413,479
Employers Holdings	14,398	631,640
Encore Capital Group *	11,968	666,857
Enova International *	16,296	743,912
EZCORP, Cl A *	29,968	273,009
FB Financial	18,012	676,531
First Bancorp	18,276	728,299
First BanCorp	94,475	1,270,689
First Commonwealth Financial	47,785	702,917
First Financial Bancorp	48,534	1,229,366
First Hawaiian	65,340	1,792,930
Franklin BSP Realty Trust ‡	44,224	641,248
Genworth Financial, Cl A *	258,616	1,427,560
Granite Point Mortgage Trust ‡	27,869	186,165
Green Dot, Cl A *	23,943	432,889
Hanmi Financial	15,601	363,347
HCI Group	3,912	196,421
Heritage Financial	17,954	512,228
Hilltop Holdings	23,469	767,436
HomeStreet	9,103	250,970
Hope Bancorp	61,145	788,159
Horace Mann Educators	21,060	749,947
Independent Bank	23,357	1,861,319
Independent Bank Group	18,131	1,111,430
Invesco Mortgage Capital ‡	18,329	269,253
James River Group Holdings	19,891	450,730
KKR Real Estate Finance Trust ‡ .	29,361	467,721
Lakeland Financial	12,973	917,321
LendingTree *	5,799	229,988
Mercury General	14,054	502,149
Mr Cooper Group *	36,112	1,660,791

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
National Bank Holdings, Cl A	19,289	$814,574
NBT Bancorp	21,923	861,793
New York Mortgage Trust ‡	194,660	607,339
NMI Holdings, Cl A *	42,772	993,594
Northfield Bancorp	21,513	321,619
Northwest Bancshares	64,986	918,902
OFG Bancorp	24,340	689,065
Pacific Premier Bancorp	48,622	1,572,435
Palomar Holdings *	13,445	687,174
Park National	7,408	927,852
Pathward Financial	14,732	731,002
PennyMac Mortgage Investment Trust ‡	46,680	711,870
Piper Sandler	7,406	1,052,393
PRA Group *	19,947	802,667
Preferred Bank	6,760	480,839
ProAssurance	28,107	544,995
PROG Holdings *	25,957	578,582
Provident Financial Services	38,522	903,726
Ready Capital ‡	50,691	670,642
Redwood Trust ‡	59,520	497,587
Renasant	28,634	1,018,798
S&T Bancorp	19,960	726,145
Safety Insurance Group	7,733	652,588
Seacoast Banking Corp of Florida	36,401	1,168,836
ServisFirst Bancshares	25,020	1,705,864
Simmons First National, Cl A	64,977	1,449,637
SiriusPoint *	45,738	347,152
Southside Bancshares	15,608	591,231
Stellar Bancorp	22,750	639,500
Stewart Information Services	13,882	663,143
StoneX Group *	9,342	820,975
Tompkins Financial	6,449	485,803
Triumph Financial *	11,723	653,323
Trupanion *	18,485	1,090,985
TrustCo Bank NY	9,750	350,123
Trustmark	31,193	908,340
Two Harbors Investment ‡	44,410	796,706
United Community Banks	54,332	1,767,963
United Fire Group	11,583	364,749
Universal Insurance Holdings	15,212	193,801
Veritex Holdings	27,637	777,982
Virtus Investment Partners	3,527	757,882
Walker & Dunlop	15,711	1,498,515
Westamerica BanCorp	13,772	765,172

Catholic Responsible Investments	Small-Cap Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS— continued
WisdomTree	56,985	$328,234
World Acceptance *	1,725	165,117
WSFS Financial	31,517	1,522,586

		86,482,455

HEALTH CARE — 10.6%
AdaptHealth, Cl A *	41,144	881,716
Addus HomeCare *	8,904	957,358
Agiliti *	19,339	356,805
AMN Healthcare Services *	22,823	2,187,356
AngioDynamics *	22,014	286,622
Anika Therapeutics *	9,836	305,014
Apollo Medical Holdings *	21,255	757,528
Arcus Biosciences *	28,985	626,946
Artivion *	23,133	301,654
Avanos Medical *	25,067	768,053
Avid Bioservices *	35,354	559,654
Cara Therapeutics *	27,500	321,200
Cardiovascular Systems *	23,915	333,375
Catalyst Pharmaceuticals *	56,369	873,156
Coherus Biosciences *	38,790	328,939
Collegium Pharmaceutical *	20,653	579,936
Computer Programs and Systems *	8,556	251,375
CONMED	16,189	1,550,259
CorVel *	5,030	896,145
Cross Country Healthcare *	20,157	559,357
Cutera *	10,443	363,730
Cytokinetics *	50,562	2,147,874
Dynavax Technologies *	66,236	753,766
Eagle Pharmaceuticals *	7,381	250,511
Embecta	31,277	825,400
Emergent BioSolutions *	25,948	342,254
Enanta Pharmaceuticals *	10,922	583,016
Enhabit *	27,844	427,684
Ensign Group	29,512	2,751,994
Fulgent Genetics *	10,751	363,169
Glaukos *	25,330	1,242,436
Harmony Biosciences Holdings *	17,501	843,023
HealthStream *	14,116	341,325
Heska *	5,547	496,124
Innoviva *	39,490	499,548
Inogen *	12,996	303,197
Integer Holdings *	17,683	1,163,718
Ironwood Pharmaceuticals, Cl A *	79,529	916,174

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
LeMaitre Vascular	11,074	$522,471
Ligand Pharmaceuticals *	8,907	620,818
Merit Medical Systems *	30,458	2,173,178
Mesa Laboratories	2,727	530,511
ModivCare *	6,879	737,842
Myriad Genetics *	44,308	873,754
Nektar Therapeutics, Cl A *	112,107	304,931
NeoGenomics *	68,555	814,433
NextGen Healthcare *	31,258	594,527
NuVasive *	27,714	1,263,758
OmniAB *(B)	3,296	—
OmniAB *(B)	3,296	—
OptimizeRx *	10,084	181,008
OraSure Technologies *	41,621	232,245
Organogenesis Holdings, Cl A * .	52,714	134,948
Orthofix Medical *	18,763	405,844
Owens & Minor *	40,336	796,233
Pacira BioSciences *	25,802	1,013,245
Pediatrix Medical Group *	44,195	678,393
Pennant Group *	17,011	220,122
Phibro Animal Health, Cl A	14,664	225,826
Prestige Consumer Healthcare *	27,284	1,794,196
RadNet *	27,090	570,244
Select Medical Holdings	55,632	1,617,222
Simulations Plus	9,152	376,513
Supernus Pharmaceuticals *	31,057	1,273,648
Surmodics *	8,497	238,851
US Physical Therapy	7,169	710,806
Vanda Pharmaceuticals *	34,954	268,447
Varex Imaging *	21,912	470,889
Veradigm *	58,728	1,051,818
Vericel *	26,547	729,246
Vir Biotechnology *	40,936	1,209,659
Xencor *	33,273	1,095,347
Zimvie *	14,165	138,959
Zynex *	15,030	212,374

		52,379,697

INDUSTRIALS — 17.3%
AAON	23,186	1,769,556
AAR *	19,357	995,724
ABM Industries	34,609	1,623,508
Alamo Group	5,987	936,786
Albany International, Cl A	17,482	1,960,606
Allegiant Travel *	8,102	697,015
American Woodmark *	10,034	574,848

Catholic Responsible Investments	Small-Cap Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Apogee Enterprises	13,449	$629,951
Applied Industrial Technologies .	21,431	3,069,134
ArcBest	12,687	1,058,730
Arcosa	26,703	1,582,687
Astec Industries	12,908	569,759
Atlas Air Worldwide Holdings *	13,438	1,373,498
AZZ	14,930	634,226
Barnes Group	28,002	1,239,369
Boise Cascade	21,873	1,639,819
Brady, Cl A	24,010	1,283,815
CIRCOR International *	13,176	364,316
Comfort Systems USA	19,528	2,363,669
CoreCivic *	61,465	653,988
Deluxe	22,101	441,799
DXP Enterprises *	10,531	319,089
Encore Wire	10,094	1,629,474
Enerpac Tool Group, Cl A	33,227	881,845
EnPro Industries	11,702	1,416,761
ESCO Technologies	14,450	1,422,458
Exponent	26,455	2,712,696
Federal Signal	33,893	1,804,802
Forrester Research *	5,806	215,170
Forward Air	13,818	1,490,271
Franklin Electric	21,480	1,939,644
GEO Group * (A)	67,388	774,962
Gibraltar Industries *	17,362	930,082
GMS *	23,914	1,418,579
Granite Construction	24,678	1,050,789
Greenbrier	18,769	580,337
Griffon	26,371	1,078,047
Harsco *	43,011	341,507
Hawaiian Holdings *	27,514	338,972
Healthcare Services Group	39,057	526,098
Heartland Express	23,780	399,980
Heidrick & Struggles International	10,164	312,645
Hillenbrand	38,291	1,794,316
HNI	21,168	672,507
Hub Group, Cl A *	16,829	1,435,009
Insteel Industries	11,928	357,721
Interface, Cl A	31,066	353,531
John Bean Technologies	17,310	1,934,046
KAR Auction Services *	57,400	835,744
Kelly Services, Cl A	18,450	333,945
Korn Ferry	27,594	1,489,800

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS— continued
Lindsay	6,362	$996,416
Liquidity Services *	14,468	216,875
Marten Transport	30,628	676,573
Masterbrand *	72,507	667,064
Matson	19,564	1,293,572
Matthews International, Cl A	16,556	613,234
MillerKnoll	39,378	940,347
Mueller Industries	31,289	2,050,994
MYR Group *	9,571	948,103
NOW *	65,517	919,859
NV5 Global *	6,746	899,174
Park Aerospace	15,009	208,775
PGT Innovations *	34,811	755,399
Pitney Bowes	88,514	381,495
Powell Industries	6,230	247,331
Proto Labs *	15,340	469,404
Quanex Building Products	20,949	542,370
Resideo Technologies *	78,919	1,517,612
Resources Connection	16,457	284,212
RXO *	60,422	1,106,931
SkyWest *	25,894	537,559
SPX Technologies *	25,169	1,887,927
Standex International	7,092	819,622
Sun Country Airlines Holdings * .	17,488	326,501
Tennant	10,877	762,804
Titan International *	31,265	521,813
Trinity Industries	45,514	1,309,438
Triumph Group *	37,694	429,335
TrueBlue *	16,705	327,919
UFP Industries	32,898	3,077,608
UniFirst	7,872	1,562,120
Veritiv	7,596	949,804
Viad *	11,361	335,718
Wabash National	28,060	722,826

		85,560,364

INFORMATION TECHNOLOGY — 13.0%
8x8 *	61,943	291,752
A10 Networks	35,827	554,602
Adeia	57,258	626,975
ADTRAN Holdings	38,571	727,835
Advanced Energy Industries	19,707	1,827,627
Alarm.com Holdings *	26,257	1,407,375
Alpha & Omega Semiconductor *	11,709	385,929
Arlo Technologies *	50,910	190,912
Avid Technology *	18,050	547,095

Catholic Responsible Investments	Small-Cap Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Axcelis Technologies *	17,258	$1,897,517
Badger Meter	15,555	1,802,824
Benchmark Electronics	19,041	532,958
Cerence *	21,268	521,491
CEVA *	12,137	401,977
Clearfield *	6,644	474,780
Cohu *	24,640	889,011
Comtech Telecommunications	15,502	245,862
Consensus Cloud Solutions *	9,626	565,720
Corsair Gaming *	21,848	343,669
CSG Systems International	16,406	978,946
CTS	17,281	769,177
Digi International *	20,139	684,525
Digital Turbine *	47,778	829,426
Diodes *	23,504	2,096,322
DoubleVerify Holdings, Cl Rights *	35,000	951,650
Ebix	13,227	252,107
ePlus *	14,381	715,886
EVERTEC	34,333	1,268,261
Extreme Networks *	70,213	1,265,940
Fabrinet *	19,196	2,527,345
FARO Technologies *	10,385	285,380
FormFactor *	39,417	1,109,194
Harmonic *	57,414	756,142
Ichor Holdings *	14,827	501,153
Insight Enterprises *	16,019	1,805,662
InterDigital	15,728	1,100,174
Itron *	23,786	1,366,981
Knowles *	48,283	928,482
Kulicke & Soffa Industries	30,064	1,536,270
LivePerson *	38,028	489,801
LiveRamp Holdings *	35,202	942,006
MaxLinear, Cl A *	37,465	1,543,558
Methode Electronics	19,453	928,686
NETGEAR *	15,845	316,425
NetScout Systems *	36,296	1,165,102
OneSpan *	20,184	278,741
Onto Innovation *	25,482	2,004,159
OSI Systems *	8,304	786,472
Payoneer Global *	108,748	648,138
PC Connection	6,573	322,274
PDF Solutions *	16,046	509,942
Perficient *	18,279	1,355,205
Photronics *	32,537	589,570

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Plexus *	14,820	$1,422,572
Progress Software	23,272	1,234,347
Rambus *	56,503	2,286,676
Sabre *	173,514	1,181,630
Sanmina *	30,894	1,882,371
ScanSource *	13,502	444,621
Semtech *	32,504	1,073,607
SMART Global Holdings *	25,331	435,440
SPS Commerce *	18,914	2,573,817
TTEC Holdings	10,284	522,839
TTM Technologies *	54,645	859,019
Ultra Clean Holdings *	23,715	798,010
Unisys *	38,153	206,408
Veeco Instruments *	26,317	522,656
Viavi Solutions *	117,935	1,332,666
Xperi *	24,320	251,712

		64,873,404

MATERIALS — 5.7%
AdvanSix	14,233	615,435
American Vanguard	15,070	340,431
Arconic *	52,409	1,232,136
ATI *	67,460	2,454,869
Balchem	16,445	2,148,210
Carpenter Technology	25,406	1,226,856
Century Aluminum *	26,700	300,108
Clearwater Paper *	8,567	330,772
Compass Minerals International	17,666	824,296
FutureFuel	14,135	131,031
Hawkins	9,728	379,392
Haynes International	6,763	376,631
HB Fuller	27,318	1,887,674
Innospec	12,725	1,438,180
Kaiser Aluminum	8,282	724,841
Koppers Holdings	10,695	370,154
Livent *	92,750	2,404,080
Materion	10,505	948,076
Mativ Holdings	28,117	774,905
Mercer International	20,705	263,575
Minerals Technologies	16,606	1,153,287
Myers Industries	19,430	467,874
O-I Glass, Cl I *	79,909	1,538,248
Olympic Steel	5,391	238,498
Quaker Chemical	6,974	1,372,971
Rayonier Advanced Materials *	36,424	252,418
Stepan	10,807	1,187,041

Catholic Responsible Investments	Small-Cap Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS— continued
SunCoke Energy	43,844	$399,419
Sylvamo	17,653	839,047
TimkenSteel *	21,224	417,476
Tredegar	12,876	156,186
Trinseo	17,898	496,670
Warrior Met Coal	26,821	1,015,979

		28,706,766

REAL ESTATE — 7.9%
Acadia Realty Trust ‡	49,862	774,357
Agree Realty ‡	46,196	3,447,607
Alexander & Baldwin ‡	38,179	764,344
American Assets Trust ‡	26,680	759,313
Anywhere Real Estate *	56,026	475,100
Armada Hoffler Properties ‡	34,866	442,101
Brandywine Realty Trust ‡	87,800	575,968
CareTrust REIT ‡	51,577	1,068,675
Centerspace ‡	7,796	527,166
Chatham Lodging Trust ‡	26,960	383,102
Cushman & Wakefield *	83,182	1,200,316
DiamondRock Hospitality ‡	110,417	1,063,316
Douglas Elliman	37,733	175,836
Easterly Government Properties, Cl A ‡	46,453	754,397
Elme Communities ‡	45,117	866,246
Essential Properties Realty Trust ‡	74,358	1,894,642
Four Corners Property Trust ‡	44,075	1,267,597
Franklin Street Properties ‡	47,436	146,103
Getty Realty ‡	23,361	851,041
Global Net Lease ‡	55,231	825,703
Hersha Hospitality Trust, Cl A ‡	16,944	155,885
Hudson Pacific Properties ‡	65,627	747,492
Industrial Logistics Properties Trust ‡	33,862	149,331
Innovative Industrial Properties, Cl A ‡	14,476	1,299,655
iStar ‡	45,490	422,147
LTC Properties ‡	21,621	824,841
LXP Industrial Trust ‡	141,100	1,629,705
Marcus & Millichap	12,783	463,256
NexPoint Residential Trust ‡	11,941	603,020
Office Properties Income Trust ‡	24,854	426,495
Orion Office REIT ‡	29,779	287,367
Outfront Media ‡	75,741	1,507,246
RE, Cl A	9,337	212,977
Retail Opportunity Investments ‡	64,664	1,023,631

COMMON STOCK — continued

	Shares	Value

REAL ESTATE— continued
RPT Realty ‡	45,586	$477,741
Safehold ‡	12,712	444,418
Saul Centers ‡	6,992	299,328
Service Properties Trust ‡	89,140	794,237
SITE Centers ‡	96,867	1,322,235
St. Joe	18,187	856,608
Summit Hotel Properties ‡	57,315	488,324
Sunstone Hotel Investors ‡	108,705	1,194,668
Tanger Factory Outlet Centers ‡	56,246	1,074,861
Uniti Group ‡	123,698	815,170
Urban Edge Properties ‡	60,920	959,490
Urstadt Biddle Properties, Cl A ‡	16,032	301,081
Veris Residential *‡	43,083	745,336
Whitestone REIT, Cl B ‡	25,251	262,863
Xenia Hotels & Resorts ‡	60,208	897,099

		38,949,437

UTILITIES — 2.4%
American States Water	19,012	1,790,360
Avista	37,755	1,506,425
California Water Service Group .	28,179	1,723,709
Chesapeake Utilities	9,079	1,144,680
Middlesex Water	9,144	766,816
Northwest Natural Holding	17,962	900,615
SJW Group	13,851	1,072,206
South Jersey Industries	64,132	2,314,524
Unitil	8,302	433,115

		11,652,450

Total Common Stock (Cost $417,200,950)		491,034,411

RIGHTS — 0.0%

	Number Of Rights
Progenics Pharmaceuticals (B)(C)	61,398	$—
Toriba Therapeutics (B)(C)	2,044	—

		—

Total Rights (Cost $123)		—

Catholic Responsible Investments	Small-Cap Fund January 31, 2023 (Unaudited)

SHORT-TERM INVESTMENT — 0.5%

	Face Amount	Value
State Street Institutional US Government Money Market Fund, Premier Class, 2.960% (D)	$2,363,187	$2,363,187

Total Short-Term Investments (Cost $2,363,187)		2,363,187

Total Investments in Securities— 99.5% (Cost $419,564,260)		$493,397,598

Percentages are based on Net Assets of $495,670,413.

A list of the open futures contracts held by the Fund at January 31, 2023 is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Long Contracts
Russell 2000 Index E-MINI	43	Mar-2023	$3,999,134	$4,169,710	$170,576

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at January 31, 2023. The total market value of securities on loan at January 31, 2023 was $2,301,483.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Expiration date not available.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2023, was $2,363,187.

Cl — Class

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0300

Catholic Responsible Investments	Multi-Style US Equity Fund January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.1%

	Shares	Value

COMMUNICATION SERVICES — 9.1%
Alphabet, Cl A *	22,000	$2,174,480
Alphabet, Cl C *	277,691	27,733,000
Charter Communications, Cl A * .	13,500	5,188,185
Comcast, Cl A	160,000	6,296,000
DISH Network, Cl A *	74,500	1,072,055
Electronic Arts	11,611	1,494,103
Fox	63,000	2,138,220
Fox	55,033	1,744,546
Match Group *	14,350	776,622
Meta Platforms, Cl A *	19,700	2,934,709
News	29,775	603,242
T-Mobile US *	25,000	3,732,750
Walt Disney *	56,994	6,183,279
ZoomInfo Technologies, Cl A *	118,899	3,356,519

		65,427,710

CONSUMER DISCRETIONARY — 8.9%
Airbnb, Cl A *	32,100	3,566,631
Amazon.com *	234,582	24,192,442
Booking Holdings *	1,400	3,407,740
Etsy *	24,573	3,380,753
Gap	88,000	1,194,160
Hilton Worldwide Holdings	33,326	4,835,269
Honda Motor ADR	96,000	2,382,720
Lululemon Athletica *	10,504	3,223,468
NIKE, Cl B	72,443	9,224,167
Qurate Retail *	128,500	331,530
Starbucks	29,648	3,235,783
TJX	49,947	4,088,661
Wingstop	7,002	1,109,607

		64,172,931

CONSUMER STAPLES — 2.4%
Anheuser-Busch InBev ADR	55,000	3,315,950
Constellation Brands, Cl A	8,179	1,893,602
Freshpet *	20,963	1,327,587
Haleon ADR *	226,000	1,830,600
Molson Coors Beverage, Cl B	60,000	3,154,800
PepsiCo	32,696	5,591,670

		17,114,209

ENERGY — 3.3%
Cheniere Energy	5,532	845,234
ConocoPhillips	40,000	4,874,800
Occidental Petroleum	142,000	9,200,180
Schlumberger	71,599	4,079,711

COMMON STOCK — continued

	Shares	Value

ENERGY — continued
Williams	134,300	$4,329,832

		23,329,757

FINANCIALS — 17.2%
Aegon	240,169	1,316,126
American Express	29,193	5,106,732
Ares Management, Cl A	13,864	1,150,573
Bank of America	73,000	2,590,040
Bank of New York Mellon	105,000	5,309,850
Berkshire Hathaway, Cl B *	26,200	8,161,824
Brighthouse Financial *	18,208	1,024,564
Capital One Financial	65,000	7,735,000
Charles Schwab	299,938	23,221,200
First Republic Bank	56,134	7,908,158
Goldman Sachs Group	14,000	5,121,340
Hamilton Lane, Cl A	20,481	1,594,651
Lincoln National	9,000	318,870
Markel *	7,916	11,153,486
MetLife	102,500	7,484,550
Moody’s	26,784	8,644,536
S&P Global	8,226	3,084,400
State Street	44,000	4,018,520
Truist Financial	36,000	1,778,040
UBS Group	87,500	1,877,750
US Bancorp	81,980	4,082,604
Wells Fargo	217,000	10,170,790

		122,853,604

HEALTH CARE — 10.5%
Align Technology *	3,608	973,186
Alnylam Pharmaceuticals *	18,000	4,075,200
BioMarin Pharmaceutical *	37,000	4,267,950
Boston Scientific *	82,543	3,817,614
Cigna	32,000	10,133,440
CVS Health	45,000	3,969,900
Elanco Animal Health *	145,000	1,990,850
Elevance Health	12,759	6,379,372
Gilead Sciences	65,000	5,456,100
ICON *	19,627	4,528,145
IDEXX Laboratories *	2,827	1,358,373
Incyte *	41,000	3,490,740
Medtronic	94,539	7,911,969
Mettler-Toledo International *	5,213	7,991,112
Omnicell *	15,448	856,901
Seagen *	8,837	1,232,585
Zimmer Biomet Holdings	15,000	1,910,100

Catholic Responsible Investments	Multi-Style US Equity Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE— continued
Zoetis, Cl A	29,676	$4,911,081

		75,254,618

INDUSTRIALS — 8.9%
AMETEK	43,154	6,253,878
Carrier Global	70,500	3,209,865
Equifax	11,846	2,632,181
FedEx	34,000	6,591,240
Fortive	82,473	5,610,638
GXO Logistics *	128,480	6,723,358
Hexcel	17,659	1,246,372
Johnson Controls International	124,000	8,626,680
Mercury Systems *	28,909	1,445,016
Otis Worldwide	20,000	1,644,600
TransDigm Group	16,275	11,681,381
TransUnion	71,002	5,094,394
Uber Technologies *	97,364	3,011,469

		63,771,072

INFORMATION TECHNOLOGY — 31.7%
Adobe *	23,989	8,884,086
Advanced Micro Devices *	14,797	1,111,995
Amphenol, Cl A	75,633	6,033,244
Apple	200,413	28,917,592
ASML Holding, Cl G	3,900	2,577,276
Atlassian, Cl A *	12,589	2,034,634
Autodesk *	9,053	1,947,844
Block, Cl A *	31,816	2,600,004
CDW	8,269	1,620,972
Ceridian HCM Holding *	17,456	1,261,720
Cisco Systems	88,000	4,282,960
Cognizant Technology Solutions, Cl A	47,000	3,137,250
Coherent *	29,500	1,280,300
Dell Technologies, Cl C	48,000	1,949,760
Fidelity National Information Services	66,458	4,987,008
Fiserv *	67,300	7,179,564
FleetCor Technologies *	21,510	4,491,503
Gartner *	5,255	1,776,926
Global Payments	39,050	4,401,716
Hewlett Packard Enterprise	155,000	2,500,150
HP	115,000	3,351,100
Intuit	10,432	4,409,293
Juniper Networks	84,000	2,713,200
KLA	1,826	716,668
Mastercard, Cl A	22,498	8,337,759

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY— continued
Microchip Technology	240,620	$18,676,924
Microsoft	155,374	38,503,231
MongoDB, Cl A *	13,986	2,995,941
NVIDIA	34,501	6,740,460
ON Semiconductor *	12,608	926,058
Palo Alto Networks *	3,809	604,260
Roper Technologies	11,518	4,915,307
Salesforce *	38,060	6,392,938
SAP ADR	61,772	7,321,835
ServiceNow *	6,477	2,947,877
Shift4 Payments, Cl A *	11,656	746,450
Synaptics *	6,590	823,948
TE Connectivity	25,000	3,178,750
VeriSign *	13,065	2,848,823
Visa, Cl A	50,914	11,720,912
VMware, Cl A *	48,501	5,939,897

		227,788,135

MATERIALS — 3.0%
Air Products and Chemicals	29,245	9,373,315
Celanese, Cl A	16,500	2,032,800
Linde	18,376	6,081,354
LyondellBasell Industries, Cl A	33,000	3,190,770

		20,678,239

REAL ESTATE — 2.1%
American Tower ‡	54,458	12,165,373
Equinix ‡	3,664	2,704,508

		14,869,881

Total Common Stock (Cost $680,961,766)		695,260,156

WARRANTS — 0.0%

	Number Of Warrants	Value
Occidental Petroleum, Expires 8/6/2027	7,000	$300,440

Total Warrants (Cost $90,720)		300,440

Total Investments in Securities — 97.1% (Cost $681,052,486)		$695,560,596

Catholic Responsible Investments	Multi-Style US Equity Fund January 31, 2023 (Unaudited)

Percentages are based on Net Assets of $716,116,303.

*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0300

Catholic Responsible Investments	International Equity Fund January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.1%

	Shares	Value

AUSTRALIA — 0.4%
Rio Tinto	69,054	$5,399,352

BELGIUM — 0.4%
Anheuser-Busch InBev	87,299	5,264,178

BRAZIL — 1.0%
Arezzo Industria e Comercio	45,800	789,803
Banco BTG Pactual	280,700	1,190,843
Banco do Brasil	279,800	2,243,808
Gerdau ADR	164,995	1,072,467
Localiza Rent a Car	176,070	2,047,917
Marfrig Global Foods	302,900	459,872
MercadoLibre *	847	1,000,891
Minerva	240,400	662,918
Movida Participacoes	81,000	119,795
Petro Rio *	87,100	721,407
Petroleo Brasileiro ADR, Cl A	95,647	987,077
SLC Agricola	42,260	425,634
Suzano	59,300	541,002
Vamos Locacao de Caminhoes Maquinas e Equipamentos	307,500	876,337

		13,139,771

CANADA — 5.5%
Alimentation Couche-Tard	219,605	9,999,775
Canadian National Railway	104,808	12,440,133
Canadian Pacific Railway	215,728	17,020,939
Canadian Pacific Railway	73,500	5,784,817
Dollarama	32,700	1,949,967
Franco-Nevada	29,400	4,300,220
Gildan Activewear	99,900	3,123,489
Northland Power	66,200	1,773,139
Nutrien	32,000	2,641,346
TFI International	15,800	1,754,713
Thomson Reuters	71,135	8,438,002

		69,226,540

CHINA — 6.8%
360 DigiTech ADR	73,922	1,783,738
Alibaba Group Holding ADR *	46,690	5,145,238
Anhui Conch Cement, Cl H	315,141	1,196,806
Autohome ADR	7,010	244,369
Bank of China, Cl H	2,598,000	989,295
Beijing New Building Materials, Cl A	174,400	739,461
Bosideng International Holdings	2,436,000	1,357,977
BYD, Cl H	42,500	1,346,317

COMMON STOCK — continued

	Shares	Value

CHINA — continued
Chengxin Lithium Group, Cl A	51,300	$326,286
China Construction Bank, Cl H	6,114,921	3,959,445
China Everbright Environment Group	643,000	286,027
China Galaxy Securities, Cl H	1,613,500	870,052
China Petroleum & Chemical, Cl H	2,892,000	1,562,110
China Railway Group, Cl H	1,865,000	1,017,759
China State Construction Engineering, Cl A	1,291,586	1,061,429
CITIC	833,000	975,077
COSCO SHIPPING Holdings, Cl H	1,206,700	1,252,102
Daqo New Energy ADR *	20,422	929,405
Dongfeng Motor Group, Cl H	754,000	449,696
FinVolution Group ADR	88,120	483,779
Ganfeng Lithium Group, Cl H (A)	107,440	981,595
Greentown China Holdings	213,500	314,883
Guangzhou Automobile Group, Cl H	436,000	313,776
Haier Smart Home, Cl H	650,400	2,399,550
Hangzhou Binjiang Real Estate Group, Cl A	374,900	591,001
Hello Group ADR	24,574	251,884
Industrial & Commercial Bank of China, Cl H	2,625,000	1,404,628
JD.com, Cl A	129,500	3,846,568
JD.com ADR	35,911	2,137,782
Jiangxi Copper, Cl H	456,000	785,517
Kweichow Moutai, Cl A	5,300	1,453,102
Lenovo Group	896,000	718,892
Li Ning	1,213,322	11,998,472
Meituan, Cl B *	73,669	1,647,490
NARI Technology, Cl A	257,659	1,009,685
PetroChina, Cl H	3,898,000	2,085,928
PICC Property & Casualty, Cl H .	1,550,000	1,457,720
Pinduoduo ADR *	59,547	5,834,415
Ping An Insurance Group of China, Cl H	161,000	1,251,015
Pop Mart International Group (A)	148,600	482,000
Sinopharm Group, Cl H	510,800	1,252,382
Tencent Holdings	203,894	9,938,830
Tencent Music Entertainment Group ADR *	145,406	1,219,956
Tongwei, Cl A	176,100	1,104,590
Vipshop Holdings ADR *	95,005	1,469,727
Want Want China Holdings	1,029,000	670,410

Catholic Responsible Investments	International Equity Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CHINA — continued
Yum China Holdings	46,170	$2,844,534
Zhejiang Expressway, Cl H	608,000	525,200

		85,967,900

DENMARK — 1.0%
Coloplast, Cl B	14,168	1,708,793
DSV	35,579	5,879,738
GN Store Nord	24,425	601,607
Pandora	15,848	1,318,309
Tryg	66,062	1,514,426
Vestas Wind Systems	62,843	1,836,980

		12,859,853

FINLAND — 0.2%
Nordea Bank Abp	165,072	1,927,507

FRANCE — 11.3%
Air Liquide	80,589	12,818,781
Alstom	390,604	11,602,900
AXA	316,032	9,849,892
BNP Paribas	45,829	3,144,429
Capgemini	21,554	4,086,490
Carrefour	275,338	5,231,885
Danone	283,743	15,544,485
Dassault Systemes	55,627	2,066,720
Hermes International	3,047	5,696,704
Ipsen	14,690	1,541,400
Kering	1,378	858,941
L’Oreal	16,549	6,826,345
LVMH Moet Hennessy Louis Vuitton	29,598	25,812,125
Pernod Ricard	70,711	14,624,457
Publicis Groupe	22,321	1,572,919
Remy Cointreau	7,976	1,500,271
Rexel	3,488	77,085
Teleperformance	10,915	3,031,151
TotalEnergies	66,582	4,111,978
Valeo	111,042	2,424,336
Vinci	95,099	10,734,299

		143,157,593

GERMANY — 4.4%
Bayerische Motoren Werke	28,766	2,927,268
Carl Zeiss Meditec	18,408	2,653,917
CompuGroup Medical & KgaA	19,138	896,036
Deutsche Boerse	15,975	2,855,704
Deutsche Telekom	592,375	13,184,018
Infineon Technologies	93,175	3,351,871

COMMON STOCK — continued

	Shares	Value

GERMANY — continued
Muenchener Rueckversicherungs- Gesellschaft in Muenchen	9,799	$3,535,883
Nemetschek	18,299	977,352
RWE	168,512	7,494,361
SAP	129,578	15,344,603
Siemens Healthineers	46,628	2,498,061

		55,719,074

GREECE — 0.0%
FF Group *(B)	8,921	4,651

HONG KONG — 2.3%
AIA Group	887,139	10,034,783
China Lumena New Materials *(B)	15,350	—
Prudential	1,106,869	18,364,641
Skyworth Group	700,000	448,589
WH Group	998,034	614,858

		29,462,871

INDIA — 3.1%
APL Apollo Tubes	102,688	1,439,224
Axis Bank	86,373	923,131
Bank of Baroda	607,200	1,252,007
GAIL India	655,864	764,972
HCL Technologies	82,794	1,141,697
HDFC Bank ADR	14,357	967,088
Hindalco Industries	176,422	1,018,349
ICICI Bank ADR	776,991	16,184,722
Info Edge India	6,459	291,488
Infosys ADR	118,873	2,234,812
Kotak Mahindra Bank	71,634	1,520,882
Mahindra & Mahindra	63,829	1,078,938
MakeMyTrip *	50,412	1,460,940
Oil & Natural Gas	1,057,204	1,883,787
Page Industries	986	483,253
REC	615,254	918,099
Shriram Finance	37,078	584,930
State Bank of India	101,994	692,645
Trent	33,470	490,857
UPL	112,388	1,042,397
Varun Beverages	33,176	465,937
Vedanta	217,696	889,495
WNS Holdings ADR *	15,405	1,305,266

		39,034,916

Catholic Responsible Investments	International Equity Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDONESIA — 0.9%
Astra International	2,875,900	$1,155,399
Bank Central Asia	3,382,900	1,919,826
Bank Mandiri Persero	1,344,600	895,956
Bank Negara Indonesia Persero .	3,152,600	1,932,515
Bank Rakyat Indonesia Persero	12,320,800	3,778,394
Indofood Sukses Makmur	1,014,200	455,781
Perusahaan Gas Negara	6,125,300	634,037

		10,771,908

IRELAND — 1.1%
Bank of Ireland Group	261,094	2,786,658
CRH	62,925	2,937,034
Ryanair Holdings ADR *	97,485	8,825,317

		14,549,009

ISRAEL — 0.2%
Nice ADR *	12,385	2,569,021

ITALY — 4.4%
Amplifon	47,150	1,300,644
Enel	2,314,381	13,613,533
Ferrari	74,262	18,538,076
FinecoBank Banca Fineco	81,184	1,455,926
UniCredit	1,042,643	20,343,348

		55,251,527

JAPAN — 8.1%
Daifuku	22,500	1,240,077
FANUC	89,200	15,775,264
GMO Payment Gateway	10,800	1,000,268
Harmonic Drive Systems	22,900	772,005
Hoya	42,100	4,634,091
Keyence	36,515	16,825,884
Lasertec	47,855	9,068,408
M3	39,500	1,081,042
MatsukiyoCocokara	24,500	1,223,295
Mitsubishi Electric	178,200	1,965,711
MS&AD Insurance Group Holdings	46,300	1,486,383
Murata Manufacturing	147,400	8,430,282
Nexon	65,800	1,588,070
Nintendo	110,400	4,791,119
Nippon Telegraph & Telephone	122,300	3,670,613
Nomura Research Institute	61,800	1,485,038
Obic	9,600	1,540,556
Renesas Electronics *	186,500	1,920,128
Seven & i Holdings	50,500	2,386,452

COMMON STOCK — continued

	Shares	Value

JAPAN — continued
Shimadzu	74,900	$2,303,881
Shimano	12,300	2,195,551
Shin-Etsu Chemical	22,600	3,334,838
Sumitomo Mitsui Financial Group	143,200	6,229,372
Sundrug	36,000	1,019,500
TIS	44,000	1,269,926
Tokyo Electron	12,200	4,268,132
TOPPAN INC	99,700	1,607,866

		103,113,752

LUXEMBOURG — 0.1%
ArcelorMittal	53,591	1,660,864

MEXICO — 0.7%
Alfa, Cl A	441,900	320,377
Arca Continental	62,400	551,311
Grupo Aeroportuario del Pacifico, Cl B	41,700	719,392
Grupo Bimbo, Ser A	94,800	471,428
Grupo Financiero Banorte, Cl O	313,900	2,604,702
Wal-Mart de Mexico	1,143,066	4,471,942

		9,139,152

NETHERLANDS — 6.1%
Adyen *	7,385	11,154,112
Akzo Nobel	138,958	10,339,792
ASM International	37,469	12,659,384
ASML Holding, Cl G	18,261	12,067,599
ASML Holding	18,699	12,359,601
BE Semiconductor Industries	18,372	1,312,749
ING Groep	561,162	8,117,533
Koninklijke Philips	478,566	8,254,278
Shell	52,494	1,538,923

		77,803,971

NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare	78,823	1,293,279

NORWAY — 0.2%
Equinor	68,443	2,084,526
Nordic Semiconductor *	50,551	805,552

		2,890,078

POLAND — 0.2%
Dino Polska *	18,997	1,717,618
Jastrzebska Spolka Weglowa *	17,060	265,852

		1,983,470

Catholic Responsible Investments	International Equity Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

QATAR — 0.1%
Industries Qatar QSC	77,541	$300,425
Ooredoo QPSC	177,388	435,869

		736,294

RUSSIA — –%
Gazprom PJSC (B)	597,226	—
LUKOIL PJSC ADR *(B)	20,777	—
Sberbank of Russia PJSC ADR *(B)	55,964	—

		—

SAUDI ARABIA — 0.2%
Bawan	30,224	261,908
Etihad Etisalat	38,334	362,149
SABIC Agri-Nutrients	21,512	788,741
Sahara International Petrochemical	25,837	257,060
Saudi Electricity	112,764	694,849

		2,364,707

SINGAPORE — 0.4%
DBS Group Holdings	186,700	5,109,011

SOUTH AFRICA — 0.4%
Anglo American	37,407	1,611,093
Sasol	30,966	561,666
Sibanye Stillwater	527,428	1,391,925
Truworths International	150,154	571,321
Woolworths Holdings	113,632	492,105

		4,628,110

SOUTH KOREA — 2.3%
BH	11,774	197,782
Daeduck Electronics	12,086	212,241
DB Insurance *	5,010	266,989
DL E&C *	7,849	243,871
Fila Holdings	9,024	285,023
GS Holdings	17,023	611,685
Hana Financial Group	43,185	1,715,621
Hyosung TNC *	1,600	541,217
Hyundai Electric & Energy System	14,755	482,128
Hyundai Marine & Fire Insurance	12,211	307,430
KB Financial Group ADR	26,332	1,206,795
Kia	64,910	3,536,424
Korea Gas *	8,914	242,095
LG Innotek	3,348	745,898
LS *	7,973	458,297

COMMON STOCK — continued

	Shares	Value

SOUTH KOREA — continued
LX INTERNATIONAL CORP *	27,400	$784,367
LX Semicon	5,846	384,409
Neowiz *	16,429	563,449
OCI	6,872	504,683
POSCO Holdings ADR	14,085	872,002
Posco International	46,677	893,750
Samsung Electronics	122,077	6,080,686
Samsung Electronics GDR	3,175	3,934,979
Samsung Securities	7,164	195,016
SD Biosensor	18,396	429,591
Seegene	6,289	140,370
SIMMTECH	16,487	408,878
SK Hynix	26,029	1,883,039
Woori Financial Group	94,384	984,502
Youngone *	18,251	649,062

		29,762,279

SPAIN — 3.0%
Aena SME *	55,808	8,376,589
Amadeus IT Group *	184,970	11,642,023
Bankinter	190,717	1,374,629
CaixaBank	243,015	1,077,154
Iberdrola (A)	672,156	7,877,584
Industria de Diseno Textil	241,754	7,540,104

		37,888,083

SWEDEN — 1.5%
Atlas Copco, Cl A	854,880	10,132,240
Boliden	32,250	1,445,597
Nibe Industrier, Cl B	229,839	2,480,348
Swedbank	264,441	5,080,973

		19,139,158

SWITZERLAND — 3.0%
Alcon	234,779	17,653,417
Sika	47,395	13,419,502
Straumann Holding	12,550	1,637,447
Swatch Group	2,471	891,507
Zurich Insurance Group	9,600	4,730,684

		38,332,557

TAIWAN — 2.8%
Asia Vital Components	127,000	452,675
Evergreen Marine Taiwan	63,400	323,894
Fulgent Sun International Holding	115,000	510,401
Hon Hai Precision Industry	697,000	2,324,310
Lite-On Technology	302,000	671,074

Catholic Responsible Investments	International Equity Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

TAIWAN — continued
Makalot Industrial	61,000	$445,339
MediaTek	69,000	1,667,107
Novatek Microelectronics	112,000	1,333,682
Radiant Opto-Electronics	68,000	233,104
Sitronix Technology	65,000	462,468
Taiwan Semiconductor Manufacturing	44,000	776,459
Taiwan Semiconductor Manufacturing ADR	246,111	22,821,873
Unimicron Technology	150,000	690,599
United Microelectronics ADR (A) .	135,522	1,101,794
Yang Ming Marine Transport	387,000	812,839
Zhen Ding Technology Holding	120,000	443,116

		35,070,734

THAILAND — 0.4%
AP Thailand	1,520,500	549,672
Banpu	1,463,000	516,355
Kasikornbank	240,000	1,058,506
Kiatnakin Phatra Bank	306,300	635,547
Krung Thai Bank	1,588,300	845,017
PTT Exploration & Production	153,600	801,804
Thai Union Group, Cl F	800,700	388,770

		4,795,671

TURKEY — 0.1%
KOC Holding	177,721	724,534
Turk Hava Yollari AO *	122,531	898,293

		1,622,827

UNITED ARAB EMIRATES — 0.2%
Abu Dhabi Ports PJSC *	295,831	476,737
Dubai Islamic Bank PJSC	597,270	905,439
Emaar Properties PJSC	150,762	229,088
Fertiglobe	372,194	406,022

		2,017,286

UNITED KINGDOM — 10.3%
3i Group	250,380	4,877,927
Ashtead Group	37,822	2,487,759
Barclays	5,078,931	11,658,857
Berkeley Group Holdings	48,278	2,468,701
BP	1,002,164	6,044,746
Burberry Group	77,230	2,349,163
CNH Industrial	138,782	2,452,752
Compass Group	531,646	12,681,971
Dechra Pharmaceuticals	35,893	1,271,183
Diageo	98,100	4,283,451

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
Experian	385,899	$14,092,133
Halma	47,506	1,263,009
Howden Joinery Group	125,092	1,065,870
JD Sports Fashion	1,562,940	3,145,831
Linde	20,150	6,659,256
Lloyds Banking Group	2,840,118	1,845,717
London Stock Exchange Group .	22,714	2,076,406
RELX	175,745	5,223,796
RELX	170,496	5,058,076
SSE	71,399	1,521,829
SSP Group *	3,142,258	10,045,883
Tate & Lyle	805,140	7,486,893
Taylor Wimpey	1,397,662	2,025,027
Unilever	270,170	13,731,924
WH Smith	265,019	5,226,063

		131,044,223

UNITED STATES — 13.9%
Accenture, Cl A	44,276	12,355,218
Aon, Cl A	46,540	14,831,367
Atlassian, Cl A *	74,920	12,108,571
CSL	61,995	13,068,065
EPAM Systems *	32,805	10,912,583
Ferguson	61,260	8,619,000
ICON *	68,632	15,834,089
JBS	233,000	921,667
Lululemon Athletica *	26,725	8,201,368
Mettler-Toledo International *	6,337	9,714,114
Nestle	190,561	23,167,922
ResMed	34,486	7,875,568
Schneider Electric	122,016	19,772,827
STERIS	49,664	10,256,112
Tenaris	97,471	1,725,508
Waste Connections	55,580	7,386,582

		176,750,561

Total Common Stock (Cost $1,060,832,769)		1,231,451,738

Catholic Responsible Investments	International Equity Fund January 31, 2023 (Unaudited)

RIGHTS — 0.0%

	Number of Rights	Value
Iberdrola (A)(B)(C)	275,921	$56,337
Localiza Rent a Car, Expires 2/7/2023	769	2,562
Thai Union Group (B)(C)	11,592	—

Total Rights (Cost $–)		58,899

SHORT-TERM INVESTMENT — 0.2%

	Face Amount	Value
State Street Institutional US Government Money Market Fund, Premier Class, 2.960%, (D)	$1,910,658	$1,910,658

Total Short-Term Investments (Cost $1,910,658)		1,910,658

Total Investments in Securities— 97.3% (Cost $1,062,743,427)		$1,233,421,295

Percentages are based on Net Assets of $1,267,265,702.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2023. The total market value of securities on loan at January 31, 2023 was $1,827,702.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Expiration date not available.
(D)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of January 31, 2023, was $1,910,658.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

QPSC — Qatari Joint-Stock Company

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0300

Catholic Responsible Investments	International Small-Cap Fund January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.1%

	Shares	Value

AUSTRALIA — 6.6%
Accent Group	121,468	$188,571
Aeris Resources *	70,266	—
Allkem *	4,776	44,265
ALS	125,114	1,158,834
Alumina	556,607	618,152
Charter Hall Group ‡	21,327	209,642
Eclipx Group *	50,421	72,706
Emeco Holdings	85,896	45,963
Grange Resources	339,742	244,739
Ingenia Communities Group ‡	34,643	113,895
JB Hi-Fi	9,435	323,849
Lovisa Holdings	7,962	149,302
Myer Holdings	172,156	118,995
Orora	340,404	719,049
Perenti	241,945	214,607
Pilbara Minerals *	74,509	253,043
Ridley	160,752	219,481
Technology One	9,063	93,547
West African Resources *	273,822	216,618
Yancoal Australia	37,052	154,013

		5,159,271

AUSTRIA — 2.4%
ANDRITZ	4,274	255,332
AT&S Austria Technologie & Systemtechnik	3,828	131,212
Palfinger	18,840	569,977
Schoeller-Bleckmann Oilfield Equipment	9,819	719,528
Strabag	2,116	89,324
Telekom Austria, Cl A	14,187	95,264

		1,860,637

BELGIUM — 0.4%
Bekaert	5,235	220,614
Telenet Group Holding	4,126	71,048

		291,662

BRAZIL — 0.9%
Cia de Saneamento do Parana	50,200	170,474
Cury Construtora e Incorporadora	47,900	126,631
Jalles Machado	52,800	76,222
Mills Estruturas e Servicos de Engenharia	96,300	199,354
Petroreconcavo	13,100	81,433

COMMON STOCK — continued

	Shares	Value

BRAZIL — continued
Portobello	58,500	$94,332

		748,446

CANADA — 3.0%
Absolute Software	3,722	43,235
AGF Management, Cl B	9,224	58,551
Aritzia *	1,358	48,841
Artis Real Estate Investment Trust ‡	20,277	144,363
Boardwalk Real Estate Investment Trust ‡ (A)	5,039	212,308
Bombardier, Cl B *	2,396	115,405
Chemtrade Logistics Income Fund (A)	35,041	265,759
Crescent Point Energy	12,632	94,100
Element Fleet Management	13,501	190,219
Enerplus	5,088	90,027
goeasy	569	52,911
H&R Real Estate Investment Trust ‡	10,275	100,182
iA Financial	1,977	121,685
Interfor *	1,938	38,648
MTY Food Group	988	50,964
Parex Resources	14,144	240,088
Pason Systems	13,794	163,128
Pet Valu Holdings	2,494	74,370
Stelco Holdings	2,828	109,720
Tricon Residential	16,720	144,727
Yangarra Resources *	12,333	22,460

		2,381,691

CHINA — 3.0%
Bairong, Cl B *	91,000	138,734
Beijing Enterprises Holdings	86,000	292,137
Chaoju Eye Care Holdings	81,000	57,905
China BlueChemical	238,000	65,449
China Taiping Insurance Holdings	47,000	65,118
China World Trade Center, Cl A	77,100	193,995
E-Commodities Holdings, Cl New Shares	224,000	47,152
Excellence Commercial Property & Facilities Management Group	169,000	85,224
Fufeng Group	442,000	310,281
G-bits Network Technology Xiamen, Cl A	600	31,480

Catholic Responsible Investments	International Small-Cap Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

CHINA — continued
Gemdale Properties & Investment	1,930,000	$167,369
HUTCHMED China ADR *	2,426	43,716
ISDN Holdings	185,100	85,202
Jiangsu Bioperfectus Technologies, Cl A	1,683	23,050
Jiutian Chemical Group	2,233,700	140,143
Kerry Logistics Network	167,023	326,265
Morimatsu International Holdings *	27,000	39,396
NetDragon Websoft Holdings	33,500	77,841
Newborn Town *	160,000	40,899
Seazen Group	282,000	—
Theme International Holdings * .	500,000	65,206
West China Cement	286,000	35,074

		2,331,636

DENMARK — 1.7%
Bavarian Nordic *	1,273	40,724
D	6,510	350,560
Dfds	19,917	750,001
Per Aarsleff Holding	1,565	64,886
Solar A/S, Cl B, Cl B	1,707	157,550

		1,363,721

EGYPT — 0.1%
Centamin	33,387	45,704

FINLAND — 0.1%
Uponor	3,742	66,576

FRANCE — 6.7%
Biosynex	7,736	101,942
Coface	6,660	93,032
Elis	2,228	39,091
Genfit *	11,679	49,539
IPSOS	14,966	968,927
LISI	22,864	508,156
Mersen	1,786	79,204
Rothschild	25,714	1,085,007
SCOR	8,434	207,959
Societe BIC	3,748	271,851
Sopra Steria Group	8,110	1,347,512
Technip Energies	1,896	36,721
Television Francaise 1	6,011	48,027
Verallia	8,871	327,201
Virbac	418	126,724

		5,290,893

COMMON STOCK — continued

	Shares	Value

GEORGIA — 0.1%
TBC Bank Group	3,282	$96,163

GERMANY — 2.2%
Atoss Software	877	155,009
Aurubis	6,690	706,796
Cliq Digital	5,410	172,776
Eckert & Ziegler Strahlen- und Medizintechnik	1,113	64,698
HUGO BOSS	853	57,869
Immatics *	14,947	121,220
Krones	1,449	169,019
METRO	9,439	92,912
Nemetschek	1,154	61,635
Sirius Real Estate	50,678	52,842
Synlab	6,140	67,383

		1,722,159

GREECE — 0.1%
Danaos	1,010	59,772

HONG KONG — 1.1%
Cowell e Holdings	26,000	51,113
Tam Jai International	172,000	58,715
United Laboratories International Holdings	162,000	107,287
Vitasoy International Holdings	288,000	612,042

		829,157

INDIA — 0.9%
Azure Power Global *	19,649	79,775
MakeMyTrip *	15,490	448,900
WNS Holdings ADR *	2,536	214,875

		743,550

INDONESIA — 0.6%
Ciputra Development	426,400	27,766
Delta Dunia Makmur	1,402,000	27,365
Dharma Satya Nusantara	3,918,700	178,205
First Pacific	322,000	112,329
Industri Jamu Dan Farmasi Sido Muncul	1,385,900	69,803
Link Net	204,000	28,987

		444,455

IRELAND — 0.4%
AIB Group	32,907	138,089
Glenveagh Properties *	164,175	168,033

		306,122

Catholic Responsible Investments	International Small-Cap Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

ISRAEL — 1.0%
Africa Israel Residences	3,736	$175,236
AudioCodes	14,710	284,617
Aura Investments	106,365	182,297
Bezeq The Israeli Telecommunication	67,297	111,403

		753,553

ITALY — 2.8%
Banco BPM	64,878	291,706
BPER Banca	47,605	130,643
Buzzi Unicem	5,204	117,066
Carel Industries	1,276	31,530
De’ Longhi	28,006	645,838
doValue	67,496	549,270
El.En.	16,071	250,450
Orsero	4,508	74,770
Stevanato Group	3,272	64,393
Zignago Vetro	2,273	38,759

		2,194,425

JAPAN — 24.3%
77 Bank	3,900	69,716
Advance Residence Investment ‡	171	418,098
Aichi Financial Group	5,723	102,309
Ain Holdings	11,636	503,597
Aisan Industry	5,600	32,510
Aoyama Trading	4,800	33,590
Ariake Japan	10,478	353,756
Asics	50,300	1,198,271
ASKA Pharmaceutical Holdings	3,500	33,722
Bell System24 Holdings	7,600	87,566
Charm Care	40,100	361,134
CMIC Holdings	2,500	33,900
Cosmo Energy Holdings	1,500	42,105
Daiken	8,400	142,062
Daiseki	8,520	287,379
Daishinku	11,100	63,594
DMG Mori	56,200	859,204
Electric Power Development	11,300	182,534
FIDEA Holdings	3,100	35,439
Fuji Seal International	35,900	467,009
Goldcrest	9,500	119,290
Greens	4,100	37,581
H.U. Group Holdings	10,600	225,193
Honeys Holdings	3,600	40,676
Horiba	12,300	566,971
Hulic Reit ‡	36	43,069

COMMON STOCK — continued

	Shares	Value

JAPAN — continued
IDOM	27,700	$178,705
Internet Initiative Japan	47,500	892,197
Inui Global Logistics	21,000	323,882
ISB	4,900	45,115
Ishihara Sangyo Kaisha	19,200	163,607
Itfor	7,500	50,038
Itoham Yonekyu Holdings	17,300	95,072
Iwatani	16,100	694,570
J Trust	22,000	96,717
Jaccs	2,100	67,809
JINUSHI	5,300	75,816
J-Lease	3,400	68,373
JSB	2,400	75,005
Juroku Financial Group	3,100	74,670
JVCKenwood	47,400	132,402
Kawasaki Kisen Kaisha (A)	5,400	112,861
Kobe Steel	21,200	114,321
Komeri	4,500	92,398
Komori	26,500	179,166
Konoike Transport	2,900	34,437
KPP Group Holdings	11,900	81,232
Kurita Water Industries	11,883	537,825
KYB	2,000	56,731
Lawson	3,200	128,074
Leopalace21 *	23,900	59,372
Lintec	20,500	355,327
Look Holdings	7,500	150,364
M&A Capital Partners *	7,902	267,888
Mabuchi Motor	19,800	567,602
Macnica Holdings	3,900	103,745
Maruzen Showa Unyu	1,900	46,082
Matsuda Sangyo	5,600	102,125
Mazda Motor	27,000	215,118
Menicon	32,262	713,549
Miroku Jyoho Service	1,800	22,581
Mitachi	5,100	45,346
Mitsubishi Motors	7,700	29,695
Mitsui-Soko Holdings	6,200	178,421
Mizuho Medy	2,900	72,173
MTG	6,400	79,520
Namura Shipbuilding	47,400	—
Nihon Chouzai	2,900	26,228
Nihon Dempa Kogyo	2,600	30,682
Nihon Kohden	2,500	65,738
Nippon Sheet Glass	47,000	227,720

Catholic Responsible Investments	International Small-Cap Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

JAPAN — continued
Nippon Shokubai	2,200	$93,223
Nippon Thompson	29,500	135,328
Nishi-Nippon Financial Holdings .	15,000	124,967
Nisshinbo Holdings	26,600	199,016
Nissui	20,400	84,845
Oita Bank	2,100	35,363
Okamoto Machine Tool Works	2,200	79,313
Onamba	12,300	72,502
Pressance	4,800	61,470
Qol Holdings	11,100	100,425
Remixpoint * (A)	30,000	65,082
Riken	1,400	26,185
Sakai Chemical Industry	4,700	66,106
Sakata Seed	11,300	361,346
Sanko Gosei	6,700	27,331
Sanyo Shokai	1,700	18,554
SCREEN Holdings	700	52,210
Seikagaku	12,400	79,328
Seiren	30,328	557,507
Senshu Electric	4,300	114,713
Seven Bank	376,000	773,378
Shidax	17,300	87,432
Shikoku Bank	5,400	41,421
SK-Electronics	5,700	52,846
SKY Perfect JSAT Holdings	42,500	164,215
Starts	1,300	25,875
Stella Chemifa	2,800	55,878
Sun Frontier Fudousan	11,900	102,676
Takaoka Toko	4,300	69,919
Takara Leben Real Estate Investment ‡	219	164,330
Take And Give Needs	2,600	25,863
THK	14,700	312,256
Tokyo Rope Manufacturing	4,600	37,092
Tokyu REIT ‡	178	268,462
Tomen Devices	1,400	65,999
Toyo Tire	4,900	58,675
Transcosmos	1,900	49,647
Unitika *	15,100	28,508
Wealth Management	4,300	43,443
Xebio Holdings	17,800	127,151
Yamaichi Electronics	2,000	28,005
Yamazaki Baking	5,000	58,553

		19,067,012

COMMON STOCK — continued

	Shares	Value

LUXEMBOURG — 1.2%
L’Occitane International	349,000	$971,334

MALAYSIA — 0.5%
Bumi Armada *	1,155,700	156,733
Heineken Malaysia	31,100	204,388

		361,121

MAURITIUS — 0.1%
Capital	76,542	97,058

MEXICO — 0.5%
Alfa, Cl A	262,800	190,530
FIBRA Macquarie Mexico ‡	61,400	104,315
Nemak *	202,600	65,198

		360,043

NETHERLANDS — 0.8%
ASR Nederland	4,064	192,160
Eurocommercial Properties ‡	3,027	75,731
Heijmans	1,966	23,823
Ordina	26,600	120,676
Pharming Group *	26,725	37,029
Van Lanschot Kempen	7,013	201,587

		651,006

NEW ZEALAND — 0.2%
Air New Zealand *	307,820	154,722

NIGERIA — 0.2%
Airtel Africa	85,110	122,696

NORWAY — 2.4%
2020 Bulkers	3,068	30,150
Belships	57,686	102,116
DNO	147,593	181,965
Hexagon Composites *	129,428	436,125
Hoegh Autoliners	3,821	23,773
Norske Skog	8,950	61,591
PhotoCure *	19,900	215,967
Rana Gruber, Cl A	17,997	110,382
Salmar	14,130	656,607
Stolt-Nielsen	3,442	90,440

		1,909,116

PHILIPPINES — 0.2%
DMCI Holdings	651,600	131,554

SAUDI ARABIA — 0.1%
Alamar Foods	2,736	102,252

Catholic Responsible Investments	International Small-Cap Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SINGAPORE — 0.5%
Golden Energy & Resources *	64,500	$38,688
Hour Glass	26,000	41,237
Samudera Shipping Line	156,300	143,428
Sasseur Real Estate Investment Trust ‡	142,900	88,721
UMS Holdings	47,700	48,221

		360,295

SOUTH AFRICA — 0.2%
Astral Foods	7,706	71,265
Fortress Real Estate Investments, Cl B ‡	253,876	68,905
Motus Holdings	3,981	28,152
Resilient REIT ‡	8,813	26,750

		195,072

SOUTH KOREA — 2.5%
ABLBio *	3,742	59,880
AfreecaTV *	937	60,916
Daewon Pharmaceutical *	3,360	46,195
DB HiTek *	3,713	137,733
DB Insurance *	2,428	129,391
Hanmi Pharm *	334	69,683
Hanwha General Insurance *	37,962	133,195
HFR *	2,462	69,425
Humasis *	3,004	38,285
Hwa Shin *	5,604	39,566
JB Financial Group	18,382	151,876
JVM *	11,763	188,624
LabGenomics *	6,993	39,055
LF	6,394	89,476
Lutronic	3,729	71,204
MegaStudyEdu	945	57,336
Meritz Financial Group	1,981	69,369
Samchully *	965	382,926
Sangsin Energy Display Precision *	10,366	147,517

		1,981,652

SPAIN — 3.1%
Banco de Sabadell	80,343	104,931
Energia Innovacion y Desarrollo Fotovoltaico	7,854	239,296
Fluidra	22,034	388,595
Gestamp Automocion	18,584	81,971
Laboratorios Farmaceuticos Rovi	4,967	210,253
Melia Hotels International	204,448	1,360,003

COMMON STOCK — continued

	Shares	Value

SPAIN — continued
Viscofan	469	$30,197

		2,415,246

SWEDEN — 3.7%
BioGaia, Cl B	56,064	492,411
Castellum	11,025	151,098
Hemnet Group	11,627	161,927
HMS Networks	1,456	54,217
Hoist Finance *	15,750	48,365
Inwido	3,241	35,280
Loomis, Cl B	36,644	1,088,429
New Wave Group, Cl B	6,137	137,929
Sectra, Cl B	2,644	37,400
Securitas, Cl B	4,124	37,705
SkiStar	6,524	70,569
SSAB, Cl B	41,718	283,963
Transtema Group *	1,830	6,513
Trelleborg, Cl B	10,251	256,022
Truecaller, Cl B *	4,923	17,474

		2,879,302

SWITZERLAND — 3.5%
Basilea Pharmaceutica *	952	51,240
Bucher Industries	1,345	610,704
Burkhalter Holding	851	78,797
Comet Holding	579	133,369
Implenia	1,642	68,731
Inficon Holding	174	181,534
IWG *	310,938	712,335
Landis+Gyr Group	7,666	562,770
Leonteq	1,147	63,509
Schweiter Technologies	120	105,545
Swissquote Group Holding	1,140	205,163

		2,773,697

TAIWAN — 3.1%
Advanced International Multitech	39,000	129,357
ASPEED Technology	1,000	70,818
Compeq Manufacturing	51,000	78,043
Continental Holdings	285,000	280,214
Depo Auto Parts Industries	94,000	236,617
Faraday Technology	10,000	57,201
Farglory Land Development	28,000	54,534
Fitipower Integrated Technology	12,000	57,552
Fusheng Precision *	7,000	51,845
Genius Electronic Optical	8,000	98,606

Catholic Responsible Investments	International Small-Cap Fund January 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value

TAIWAN — continued
Global Unichip	13,000	$343,115
Grape King Bio	8,000	46,093
Lotes	3,000	76,263
M31 Technology	3,000	53,056
Ruentex Development	44,000	65,894
Sitronix Technology	26,000	184,987
Standard Chemical & Pharmaceutical	68,000	126,432
TaiDoc Technology	17,000	101,972
Via Technologies	58,000	136,000
WinWay Technology	8,000	122,250
Wiwynn *	3,000	75,353

		2,446,202

THAILAND — 0.7%
AP Thailand NVDR	883,700	319,464
Ichitan Group	496,700	182,700
Sappe	17,600	25,143

		527,307

TURKEY — 0.7%
Haci Omer Sabanci Holding	151,605	315,305
Migros Ticaret *	15,565	114,281
Sinpas Gayrimenkul Yatirim Ortakligi *‡	205,052	33,544
Sok Marketler Ticaret	78,895	110,727

		573,857

UNITED KINGDOM — 10.0%
4imprint Group	3,473	196,233
Big Yellow Group ‡	8,268	123,144
Bloomsbury Publishing	5,338	29,277
Bytes Technology Group	31,300	149,125
CentralNic Group *	32,778	58,108
Centrica	71,814	89,339
Coats Group	769,542	690,990
Craneware	15,600	278,344
CVS Group	39,895	990,633
Drax Group	14,495	115,600
EnQuest *	281,496	76,000
Future	5,921	110,097
Global Ship Lease, Cl A	3,014	55,849
Greggs	1,313	43,782
Harbour Energy	13,397	51,744
Howden Joinery Group	15,706	133,826
IMI	12,482	223,175
Investec	44,958	287,119
Man Group	86,572	265,958

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — continued
Marks & Spencer Group	20,305	$36,575
Mitie Group	55,659	53,587
Morgan Advanced Materials	28,785	111,558
Next Fifteen Communications Group	24,361	301,361
OSB Group	118,469	797,573
Pagegroup	5,531	31,093
Pets at Home Group	11,083	48,145
Rightmove	9,412	68,290
RS GROUP	5,329	61,866
Safestore Holdings ‡	54,982	683,649
Saga *	14,792	33,926
Savills	88,404	1,062,044
Serco Group	130,666	235,015
SThree	20,044	104,627
Wise, Cl A *	26,550	177,729
Yu Group *	3,075	24,872

		7,800,253

UNITED STATES — 3.5%
Adaptimmune Therapeutics ADR *	17,099	31,975
BRP	5,274	438,845
GXO Logistics *	78	4,082
Inmode *	769	26,954
Ormat Technologies	12,632	1,161,084
Reliance Worldwide	170,800	427,037
Samsonite International	210,405	627,001

		2,716,978

Total Common Stock (Cost $72,185,391)		75,287,368

PREFERRED STOCK — 0.6%

	Shares	Value

BRAZIL — 0.3%
Gol Linhas Aereas Inteligentes * (B)	52,900	$79,691
Unipar Carbocloro (B)	7,330	123,322

		203,013

GERMANY — 0.3%
Schaeffler (B)	36,579	262,280

Total Preferred Stock (Cost $482,524)		465,293

Catholic Responsible Investments	International Small-Cap Fund January 31, 2023 (Unaudited)

SHORT-TERM INVESTMENT — 0.7%

	Face Amount	Value
State Street Institutional US Government Money Market Fund, Premier Class, 2.960%, (C)	$562,604	$562,604

Total Short-Term Investments (Cost $562,604)		562,604

Total Investments in Securities— 97.4% (Cost $73,230,519)		$76,315,265

Percentages are based on Net Assets of $78,315,981.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	This security or a partial position of this security is on loan at January 31, 2023. The total market value of securities on loan at January 31, 2023 was $527,065.
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral received from securities lending. The total was of such securities as of October 31, 2022, was $562,604.

ADR — American Depositary Receipt

Cl — Class

NVDR — Non-Voting Depositary Receipt

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

CRI-QH-001-0300

Catholic Responsible Investments	Magnus 45/55 Fund January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.6%

	Shares	Value
Catholic Responsible Investments Bond Fund†	3,393,176	$29,486,698
Catholic Responsible Investments Equity Index Fund†	2,697,849	23,902,940
Catholic Responsible Investments International Equity Fund†	1,056,461	9,413,066
Catholic Responsible Investments International Small-Cap Fund†	259,973	2,352,756
Catholic Responsible Investments Multi-Style US Equity Fund†	832,794	7,278,623
Catholic Responsible Investments Opportunistic Bond Fund†	1,660,031	15,405,086
Catholic Responsible Investments Short Duration Bond Fund†	1,639,594	15,559,748
Catholic Responsible Investments Small-Cap Fund†	546,206	4,970,475

		108,369,392

Total Open-End Mutual Funds (Cost $103,429,102)		108,369,392

Total Investments in Securities— 99.6% (Cost $103,429,102)		$108,369,392

Percentages are based on Net Assets of $108,758,126.

† Investment in Affiliated Security.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Catholic Responsible Investments	Magnus 45/55 Fund January 31, 2023 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended January 31, 2023:

					Change in
	Value	Purchases	Proceeds	Realized	Unrealized	Value		Capital
Security Description	10/31/2022	at Cost	from Sales	Gain	Depreciation	1/31/2023	Income	Gains
Catholic Responsible Investments Bond Fund	$ 19,561,268	$ 8,858,864	$ (181,338)	$ (31,870)	$ 1,279,774	$ 29,486,698	$ 253,104	$ —
Catholic Responsible Investments Equity Index Fund	15,587,465	7,128,422	(146,719)	(2,222)	1,335,994	23,902,940	92,543	-
Catholic Responsible Investments International Equity Fund	5,235,036	2,867,565	(59,347)	(3,092)	1,372,904	9,413,066	21,592	-
Catholic Responsible Investments International Small-Cap Fund	1,334,556	719,065	(14,837)	171	313,801	2,352,756	7,572	-
Catholic Responsible Investments Multi- Style US Equity Fund	4,495,211	2,224,475	(46,159)	(3,314)	608,410	7,278,623	10,940	-
Catholic Responsible Investments Opportunistic Bond Fund	10,736,189	4,440,751	(90,669)	(9,209)	328,024	15,405,086	145,696	-
Catholic Responsible Investments Short Duration Bond Fund	11,148,864	4,415,514	(90,669)	(5,943)	91,982	15,559,748	104,393	-
Catholic Responsible Investments Small- Cap Fund	3,234,709	1,603,038	(191,425)	159,875	164,278	4,970,475	18,300	161,752

Totals	$71,333,298	$32,257,694	$(821,163)	$104,396	$5,495,167	$108,369,392	$654,140	$161,752

Amounts designated as “—” are $0 or have been rounded to $0.

CRI-QH-001-0300

Catholic Responsible Investments	Magnus 60/40 Alpha Plus Fund January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.8%

	Shares	Value
Catholic Responsible Investments Bond Fund†	23,776,155	$206,614,784
Catholic Responsible Investments Equity Index Fund†	19,266,477	170,700,987
Catholic Responsible Investments International Equity Fund†	13,747,848	122,493,323
Catholic Responsible Investments International Small-Cap Fund†	3,505,408	31,723,946
Catholic Responsible Investments Multi-Style US Equity Fund†	29,477,880	257,636,671
Catholic Responsible Investments Opportunistic Bond Fund†	11,689,466	108,478,242
Catholic Responsible Investments Short Duration Bond Fund†	11,501,735	109,151,465
Catholic Responsible Investments Small-Cap Fund†	7,131,956	64,900,803

		1,071,700,221

Total Open-End Mutual Funds (Cost $1,006,972,893)		1,071,700,221

Total Investments in Securities— 99.8% (Cost $1,006,972,893)		$1,071,700,221

Percentages are based on Net Assets of $1,073,431,778.

†	Investment in Affiliated Security.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Catholic Responsible Investments	Magnus 60/40 Alpha Plus Fund January 31, 2023 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended January 31, 2023:

					Change in
Security	Value	Purchases	Proceeds from	Realized	Unrealized	Value		Capital
Description	10/31/2022	at Cost	Sales	Gain	Appreciation	1/31/2023	Income	Gains
Catholic Responsible Investments Bond Fund	$ 195,347,648	$ 1,716,250	$ (1,390,987)	$(206,927)	$ 11,148,800	$ 206,614,784	$ 1,967,086	$ —
Catholic Responsible Investments Equity Index Fund	161,916,277	945,994	(1,043,240)	(212,203)	9,094,159	170,700,987	659,776	—
Catholic Responsible Investments International Equity Fund	102,020,700	509,533	(834,592)	(206,729)	21,004,411	122,493,323	280,560	—
Catholic Responsible Investments International Small- Cap Fund	26,578,242	159,176	(208,648)	(39,998)	5,235,174	31,723,946	101,932	—
Catholic Responsible Investments Multi-Style US Equity Fund	237,507,961	844,536	(1,669,185)	(368,923)	21,322,282	257,636,671	386,588	—
Catholic Responsible Investments Opportunistic Bond Fund	105,424,072	943,469	(695,494)	(54,753)	2,860,948	108,478,242	1,125,557	—
Catholic Responsible Investments Short Duration Bond Fund	108,187,317	738,163	(695,494)	(36,236)	957,715	109,151,465	806,145	—
Catholic Responsible Investments Small- Cap Fund	61,436,749	2,462,728	(2,526,934)	2,038,697	1,489,563	64,900,803	238,603	2,109,638

Totals	$998,418,966	$8,319,849	$(9,064,574)	$912,928	$73,113,052	$1,071,700,221	$5,566,247	$2,109,638

Amounts designated as “—” are $0 or have been rounded to $0.

CRI-QH-001-0300

Catholic Responsible Investments	Magnus 60/40 Beta Fund January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.8%

	Shares	Value
Catholic Responsible Investments Bond Fund†	9,210,458	$80,038,876
Catholic Responsible Investments Equity Index Fund†	17,591,691	155,862,379
Catholic Responsible Investments International Equity Fund†	5,309,689	47,309,333
Catholic Responsible Investments International Small-Cap Fund†	1,300,445	11,769,028
Catholic Responsible Investments Opportunistic Bond Fund†	4,520,206	41,947,516
Catholic Responsible Investments Short Duration Bond Fund†	4,474,936	42,467,141
Catholic Responsible Investments Small-Cap Fund†	2,710,574	24,666,226

		404,060,499

Total Open-End Mutual Funds (Cost $368,603,553)		404,060,499

Total Investments in Securities— 99.8% (Cost $368,603,553)		$404,060,499

Percentages are based on Net Assets of $404,944,114.

†	Investment in Affiliated Security.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Catholic Responsible Investments	Magnus 60/40 Beta Fund January 31, 2023 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended January 31, 2023:

					Change in
Security	Value	Purchases	Proceeds from	Realized	Unrealized	Value		Capital
Description	10/31/2022	at Cost	Sales	Loss	Depreciation	1/31/2023	Income	Gains
Catholic Responsible Investments Bond Fund	$ 77,381,202	$ 633,022	$ (2,284,987)	$ (336,892)	$ 4,646,531	$ 80,038,876	$ 766,985	$ —
Catholic Responsible Investments Equity Index Fund	151,269,825	820,038	(4,455,724)	(441,309)	8,669,549	155,862,379	603,501	-
Catholic Responsible Investments International Equity Fund	40,357,185	175,148	(1,370,992)	(290,142)	8,438,134	47,309,333	108,521	-
Catholic Responsible Investments International Small- Cap Fund	10,100,702	54,535	(342,748)	(59,165)	2,015,704	11,769,028	37,879	-
Catholic Responsible Investments Opportunistic Bond Fund	41,639,070	349,150	(1,142,493)	(93,448)	1,195,237	41,947,516	437,829	-
Catholic Responsible Investments Short Duration Bond Fund	42,973,197	270,391	(1,142,493)	(61,652)	427,698	42,467,141	315,558	-
Catholic Responsible Investments Small- Cap Fund	23,878,020	927,370	(1,488,730)	740,788	608,778	24,666,226	90,823	803,234

Totals	$387,599,201	$3,229,654	$(12,228,167)	$(541,820)	$26,001,631	$404,060,499	$2,361,096	$803,234

Amounts designated as “—” are $0 or have been rounded to $0.

CRI-QH-001-0300

Catholic Responsible Investments	Magnus 75/25 Fund January 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS

OPEN-END MUTUAL FUNDS — 99.8%

	Shares	Value
Catholic Responsible Investments Bond Fund†	3,502,126	$30,433,473
Catholic Responsible Investments Equity Index Fund†	9,293,079	82,336,678
Catholic Responsible Investments International Equity Fund†	3,945,599	35,155,288
Catholic Responsible Investments International Small-Cap Fund†	975,659	8,829,711
Catholic Responsible Investments Multi-Style US Equity Fund†	3,917,659	34,240,342
Catholic Responsible Investments Opportunistic Bond Fund†	1,724,567	16,003,984
Catholic Responsible Investments Short Duration Bond Fund†	1,708,155	16,210,388
Catholic Responsible Investments Small-Cap Fund†	2,058,865	18,735,673

		241,945,537

Total Open-End Mutual Funds (Cost $217,042,431)		241,945,537

Total Investments in Securities—99.8% (Cost $217,042,431)		$241,945,537

Percentages are based on Net Assets of $242,371,710.

†	Investment in Affiliated Security.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Catholic Responsible Investments	Magnus 75/25 Fund January 31, 2023 (Unaudited)

The following is a summary of the transactions with affiliates for the period ended January 31, 2023:

					Change in
	Value	Purchases at	Proceeds	Realized	Unrealized	Value		Capital
Security Description	10/31/2022	Cost	from Sales	Gain	Depreciation	1/31/2023	Income	Gains
Catholic Responsible Investments Bond Fund	$ 28,221,528	$ 1,095,169	$ (493,879)	$ (64,263)	$ 1,674,918	$ 30,433,473	$ 288,132	$ —
Catholic Responsible Investments Equity Index Fund	76,616,648	2,745,165	(1,333,475)	(113,173)	4,421,513	82,336,678	314,625	—
Catholic Responsible Investments International Equity Fund	28,654,565	1,159,784	(592,656)	(112,248)	6,045,843	35,155,288	79,544	—
Catholic Responsible Investments International Small-Cap Fund	7,244,380	298,095	(148,164)	(21,187)	1,456,587	8,829,711	28,035	—
Catholic Responsible Investments Multi-Style US Equity Fund	30,912,545	1,130,988	(592,655)	(54,717)	2,844,181	34,240,342	50,748	—
Catholic Responsible Investments Opportunistic Bond Fund	15,276,824	560,268	(246,939)	(17,786)	431,617	16,003,984	165,185	—
Catholic Responsible Investments Short Duration Bond Fund	15,789,944	530,771	(246,939)	(14,169)	150,781	16,210,388	119,107	—
Catholic Responsible Investments Small-Cap Fund	17,402,612	1,210,076	(898,192)	579,602	441,575	18,735,673	68,092	601,864

Totals	$220,119,046	$8,730,316	$ (4,552,899)	$182,059	$17,467,015	$241,945,537	$1,113,468	$601,864

Amounts designated as “—” are $0 or have been rounded to $0.

CRI-QH-001-0300